Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (26.7%)
Australia (0.1%)
AGL Energy Ltd.	107	$2
APA Group	217	1
Bendigo & Adelaide Bank Ltd.	3	—	@
Coles Group Ltd. (a)	81	1
CSL Ltd.	20	3
Goodman Group REIT	33	—	@
Stockland REIT	70	—	@
Telstra Corp., Ltd.	847	2
Woolworths Group Ltd.	86	2
		11
Austria (0.1%)
Erste Group Bank AG	689	25
Raiffeisen Bank International AG	336	8
		33
Belgium (0.5%)
Anheuser-Busch InBev SA N.V.	49	4
bpost SA	5,053	54
Cie d’Entreprises CFE	67	6
D’ieteren SA	178	7
Econocom Group SA	2,889	12
KBC Group N.V.	569	40
Proximus SADP	35	1
		124
Canada (1.8%)
Bank of Montreal	100	7
Bank of Nova Scotia (The)	300	16
Canadian Imperial Bank of Commerce	100	8
Enbridge, Inc.	3,400	123
Fortis, Inc.	100	4
Gibson Energy, Inc.	500	9
Hydro One Ltd.	100	1
Inter Pipeline Ltd.	1,200	20
Keyera Corp.	700	16
Kinder Morgan Canada Ltd.	100	1
National Bank of Canada	100	4
Pembina Pipeline Corp.	1,600	59
Rogers Communications, Inc., Class B	100	5
Royal Bank of Canada	300	23
Tidewater Midstream and Infrastructure Ltd.	500	1
Toronto-Dominion Bank (The)	400	22
TransCanada Corp.	2,800	126
		445
Denmark (0.0%)
Carlsberg A/S Series B	9	1
Danske Bank A/S	185	3
Novo Nordisk A/S Series B	75	4
Orsted A/S	30	3
		11

Finland (0.0%)
Elisa Oyj	31	1
Fortum Oyj	81	2
Nokian Renkaat Oyj	109	4
		7
France (5.7%)
Aeroports de Paris (ADP)	534	103
Akka Technologies	182	12
ALD SA	869	12
Alten SA	460	49
Altran Technologies SA	3,650	40
BNP Paribas SA	2,567	123
Carrefour SA	43	1
Cie Generale des Etablissements Michelin SCA	159	19
Credit Agricole SA	2,666	32
Danone SA	41	3
Derichebourg SA	4,120	17
Eiffage SA	1,034	99
Electricite de France SA	112	2
Elior Group SA	2,970	40
Engie SA	302	4
Faurecia SA	71	3
Fnac Darty SA (a)	488	36
Iliad SA	6	1
Jacquet Metal Service SA	293	5
Kaufman & Broad SA	286	12
L’Oreal SA	16	4
Orange SA	407	7
Pernod Ricard SA	14	3
Peugeot SA	8,509	208
Renault SA	179	12
Sanofi	47	4
Societe Generale SA	1,760	51
Suez	69	1
Valeo SA	224	7
Veolia Environnement SA	90	2
Vinci SA	4,600	448
Worldline SA (a)	1,313	78
		1,438
Germany (2.7%)
Amadeus Fire AG	53	6
Aumann AG	457	14
Bayer AG (Registered)	39	3
Bayerische Motoren Werke AG	309	24
Bayerische Motoren Werke AG (Preference)	52	4
Bechtle AG	601	56
Befesa SA	276	12
Beiersdorf AG	7	1
Bilfinger SE	1,179	41
CANCOM SE	829	37
Commerzbank AG (a)	2,357	18
Continental AG	102	15
Daimler AG (Registered)	847	50
Deutsche Telekom AG (Registered)	680	11
E.ON SE	363	4
Fraport AG Frankfurt Airport Services Worldwide	985	75
Fresenius Medical Care AG & Co., KGaA	9	1
Fresenius SE & Co., KGaA	21	1

Hamburger Hafen und Logistik AG	491	11
Henkel AG & Co., KGaA	9	1
Henkel AG & Co., KGaA (Preference)	13	1
Hornbach Holding AG & Co., KGaA	114	6
Indus Holding AG	190	9
Innogy SE	27	1
Jungheinrich AG (Preference)	669	22
Merck KGaA	6	1
Porsche Automobil Holding SE (Preference)	143	9
RWE AG	86	2
Salzgitter AG	1,514	44
Sixt SE	374	39
Uniper SE	37	1
United Internet AG (Registered)	28	1
Volkswagen AG	30	5
Volkswagen AG (Preference)	173	27
Wacker Neuson SE	631	15
Washtec AG	61	5
Zalando SE (a)	2,764	108
		681
Greece (0.2%)
Mytilineos Holdings SA	1,303	13
OPAP SA	2,807	29
		42
Hong Kong (0.1%)
Bank of East Asia Ltd. (The)	400	1
BOC Hong Kong Holdings Ltd.	1,500	6
CLP Holdings Ltd.	500	6
Hanergy Thin Film Power Group Ltd. (a)(b)(c)	178,000	8
Hang Seng Bank Ltd.	200	5
HKT Trust & HKT Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	3,000	7
		35
Ireland (0.1%)
AIB Group PLC	1,939	9
Bank of Ireland Group PLC	2,311	14
Kerry Group PLC, Class A	12	1
		24
Israel (0.0%)
Bank Hapoalim BM	526	3
Bank Leumi Le-Israel BM	754	5
Mizrahi Tefahot Bank Ltd.	49	1
		9
Italy (1.8%)
Atlantia SpA	5,979	155
CIR-Compagnie Industriali Riunite SpA	3,609	4
Enav SpA	4,670	25
Enel SpA	1,342	8
Ferrari N.V.	114	15
Fiat Chrysler Automobiles N.V. (a)	1,010	15
Fiera Milano SpA (a)	1,423	8
Geox SpA	5,216	10
Intesa Sanpaolo SpA	38,050	93

Mediobanca Banca di Credito Finanziario SpA	1,435	15
Pirelli & C SpA (a)	373	2
Societa Iniziative Autostradali e Servizi SpA	1,741	30
Telecom Italia SpA (a)	2,598	2
Telecom Italia SpA	1,373	1
Terna Rete Elettrica Nazionale SpA	260	2
UniCredit SpA	4,658	60
		445
Japan (0.6%)
Astellas Pharma, Inc.	100	2
Chiba Bank Ltd. (The)	200	1
Chubu Electric Power Co., Inc.	100	2
Chugoku Electric Power Co., Inc. (The)	100	1
Concordia Financial Group Ltd.	400	2
Japan Post Bank Co., Ltd.	100	1
Japan Tobacco, Inc.	100	2
Kansai Electric Power Co., Inc. (The)	100	1
KDDI Corp.	600	13
Kirin Holdings Co., Ltd.	100	2
Kyushu Electric Power Co., Inc.	100	1
Mebuki Financial Group, Inc.	400	1
Mizuho Financial Group, Inc.	16,300	25
Nippon Telegraph & Telephone Corp.	300	13
NTT DOCOMO, Inc.	400	9
Osaka Gas Co., Ltd.	100	2
Resona Holdings, Inc.	800	3
Seven Bank Ltd.	300	1
Shizuoka Bank Ltd. (The)	100	1
Softbank Corp.	600	7
SoftBank Group Corp.	300	29
Sumitomo Mitsui Financial Group, Inc.	300	10
Sumitomo Mitsui Trust Holdings, Inc.	100	4
Takeda Pharmaceutical Co., Ltd.	100	4
Tohoku Electric Power Co., Inc.	100	1
Tokyo Electric Power Co., Holdings, Inc. (a)	400	3
Tokyo Gas Co., Ltd.	100	3
		144
Netherlands (1.4%)
ABN AMRO Group N.V. CVA	972	22
Accell Group	203	6
Basic-Fit (a)	461	15
Heineken Holding N.V.	9	1
Heineken N.V.	17	2
ING Groep N.V.	9,036	109
InterXion Holding (a)	900	60
Koninklijke Ahold Delhaize N.V.	81	2
Koninklijke KPN N.V.	687	2
Koninklijke Philips N.V.	46	2
PostNL N.V.	13,426	34
Takeaway.com (a)	653	50
TomTom (a)	3,985	34
Unilever N.V. CVA	100	6
		345
New Zealand (0.0%)
Spark New Zealand Ltd.	418	1

Norway (0.0%)
DNB ASA	254	4
Marine Harvest ASA (a)	30	1
Telenor ASA	149	3
		8
Portugal (0.2%)
CTT-Correios de Portugal SA	2,739	8
EDP - Energias de Portugal SA	472	2
Navigator Co. SA (The)	5,680	26
Semapa-Sociedade de Investimento e Gestao	305	5
		41
Singapore (0.1%)
DBS Group Holdings Ltd.	600	11
Oversea-Chinese Banking Corp., Ltd.	1,000	8
Singapore Telecommunications Ltd.	1,700	4
United Overseas Bank Ltd.	300	6
		29
Spain (2.5%)
Aena SME SA	1,158	209
Banco Bilbao Vizcaya Argentaria SA	15,902	91
Banco de Sabadell SA	16,267	16
Banco Santander SA	39,287	183
Bankia SA	3,027	8
Bankinter SA	1,567	12
CaixaBank SA	8,858	28
Cia de Distribucion Integral Logista Holdings SA	1,068	25
Ence Energia y Celulosa SA	5,233	29
Endesa SA	59	1
Iberdrola SA	1,026	9
Naturgy Energy Group SA	65	2
NH Hotel Group SA	979	5
Red Electrica Corp., SA	81	2
Telefonica SA	952	8
Telepizza Group SA	2,036	14
		642
Sweden (0.1%)
Essity AB, Class B	44	1
Millicom International Cellular SA SDR (a)	16	1
Nordea Bank Abp	929	7
Skandinaviska Enskilda Banken AB, Class A	476	4
Svenska Handelsbanken AB, Class A	438	5
Swedbank AB, Class A	242	3
Tele2 AB, Class B	112	2
Telia Co., AB	565	3
		26
Switzerland (0.2%)
Lonza Group AG (Registered) (a)	6	2
Nestle SA (Registered)	200	19
Novartis AG (Registered)	92	9
Roche Holding AG (Genusschein)	30	8
Swisscom AG (Registered)	6	3
		41

United Kingdom (0.8%)
Associated British Foods PLC	27	1
AstraZeneca PLC	54	4
Barclays PLC	9,535	19
British American Tobacco PLC	149	6
BT Group PLC	1,718	5
Centrica PLC	1,040	2
Diageo PLC	159	7
GlaxoSmithKline PLC	210	4
HSBC Holdings PLC	6,267	51
Imperial Brands PLC	62	2
Lloyds Banking Group PLC	76,819	62
National Grid PLC	559	6
Reckitt Benckiser Group PLC	44	4
Royal Bank of Scotland Group PLC	2,077	7
Severn Trent PLC	44	1
Smith & Nephew PLC	41	1
SSE PLC	166	3
Standard Chartered PLC	885	7
Tesco PLC	635	2
Unilever PLC	73	4
United Utilities Group PLC	126	1
Vodafone Group PLC	5,445	10
		209
United States (7.7%)
Abbott Laboratories	100	8
AbbVie, Inc.	100	8
AES Corp.	100	2
Altria Group, Inc.	100	6
American Electric Power Co., Inc.	100	8
AT&T, Inc.	1,400	44
Bank of America Corp.	2,300	63
BB&T Corp.	200	9
Boston Scientific Corp. (a)	100	4
Bristol-Myers Squibb Co.	100	5
Capital One Financial Corp.	1,275	104
CenterPoint Energy, Inc.	100	3
CenturyLink, Inc.	300	4
Cheniere Energy, Inc. (a)	800	55
Citigroup, Inc.	700	44
Citizens Financial Group, Inc.	100	3
Coca-Cola Co. (The)	400	19
CVS Health Corp.	100	5
Discover Financial Services	1,665	118
Dominion Energy, Inc.	100	8
DR Horton, Inc.	1,332	55
Duke Energy Corp.	100	9
Eagle Materials, Inc.	149	13
Edison International	100	6
Exelon Corp.	300	15
Fidelity National Financial, Inc.	961	35
Fifth Third Bancorp	100	3
First American Financial Corp.	403	21
FirstEnergy Corp.	100	4
Gilead Sciences, Inc.	100	7
Huntington Bancshares, Inc.	300	4
Johnson & Johnson	100	14
JPMorgan Chase & Co.	800	81
KB Home	129	3

KeyCorp	200	3
Kinder Morgan, Inc.	6,000	120
Kroger Co. (The)	100	2
Lennar Corp., Class A	1,001	49
Louisiana-Pacific Corp.	565	14
M/I Homes, Inc. (a)	150	4
Macquarie Infrastructure Corp.	300	12
Martin Marietta Materials, Inc.	157	32
Masco Corp.	1,056	42
MDC Holdings, Inc.	135	4
Medtronic PLC	100	9
Merck & Co., Inc.	100	8
Meritage Homes Corp. (a)	142	6
MGIC Investment Corp. (a)	1,341	18
Mohawk Industries, Inc. (a)	172	22
Mondelez International, Inc., Class A	100	5
NextEra Energy, Inc.	100	19
NiSource, Inc.	100	3
NVR, Inc. (a)	11	30
ONEOK, Inc.	1,200	84
Owens Corning	373	18
People’s United Financial, Inc.	100	2
PepsiCo, Inc.	100	12
Pfizer, Inc.	400	17
Philip Morris International, Inc.	100	9
PNC Financial Services Group, Inc. (The)	100	12
PPL Corp.	100	3
Procter & Gamble Co. (The)	300	31
Public Service Enterprise Group, Inc.	100	6
Pulte Group, Inc.	852	24
Regions Financial Corp.	200	3
Scotts Miracle-Gro Co. (The), Class A	82	6
SemGroup Corp., Class A	300	4
Skyline Champion Corp.	101	2
Southern Co. (The)	300	16
Sprint Corp. (a)	300	2
Stewart Information Services Corp.	86	4
SunTrust Banks, Inc.	100	6
Synchrony Financial	3,544	113
T-Mobile US, Inc. (a)	100	7
Targa Resources Corp.	700	29
Tellurian, Inc. (a)	200	2
Toll Brothers, Inc.	582	21
Universal Forest Products, Inc.	69	2
US Bancorp	300	14
Verizon Communications, Inc.	900	53
Vistra Energy Corp.	100	3
Vulcan Materials Co.	501	59
Walgreens Boots Alliance, Inc.	100	6
Walmart, Inc.	100	10
Watsco, Inc.	86	12
Wells Fargo & Co.	1,100	53
Williams Cos., Inc. (The)	3,700	106
Xcel Energy, Inc.	100	6
		1,949
Total Common Stocks (Cost $6,702)		6,740

	Face Amount (000)		Value (000)
Fixed Income Securities (16.1%)
Sovereign (16.1%)
Argentina (8.8%)
Argentine Republic Government International Bond,
6.25%, 4/22/19	1,668		1,668
5.88%, 1/11/28	719		554
			2,222
Greece (7.3%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	EUR	1,622	1,841
Total Sovereign (Cost $4,083)			4,063
Total Fixed Income Securities (Cost $4,083)			4,063

Shares
Short-Term Investments (55.2%)
Investment Company (22.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $5,574)	5,573,870	5,574

	Face Amount (000)
U.S. Treasury Security (33.2%)
U.S. Treasury Bill,
2.49%, 8/22/19 (Cost $8,404) (e)(f)	$8,486	8,406
Total Short-Term Investments (Cost $13,978)		13,980
Total Investments (98.0%) (Cost $24,763) (g)(h)(i)(j)		24,783
Other Assets in Excess of Liabilities (2.0%)		508
Net Assets (100.0%)		$25,291

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2019.
(c)

At March 31, 2019, the Fund held a fair valued security valued at approximately $8,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at March 31, 2019.

(f)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(g)

The approximate fair value and percentage of net assets, $4,278,000 and 16.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(j)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,753,000 and the aggregate gross unrealized depreciation is approximately $1,820,000, resulting in net unrealized depreciation of approximately $67,000.

@	Value is less than $500.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	BRL	30,687		$7,949	5/16/19	$135
Goldman Sachs International	BRL	11,461		$2,960	5/16/19	41
Goldman Sachs International	BRL	11,319		$2,928	5/16/19	45
Goldman Sachs International	BRL	364		$91	5/16/19	(1)
Goldman Sachs International	BRL	785		$204	5/16/19	4
Goldman Sachs International		$3,136	BRL	12,128	5/16/19	(48)
Goldman Sachs International		$17	BRL	66	5/16/19	(—@	)
Goldman Sachs International		$262	BRL	1,013	5/16/19	(4)
Goldman Sachs International		$2,142	BRL	8,166	5/16/19	(63)
Goldman Sachs International		$145	BRL	614	5/16/19	11
Goldman Sachs International		$2,074	BRL	8,833	5/16/19	175
Goldman Sachs International		$1,384	BRL	5,841	5/16/19	103
Goldman Sachs International		$48	BRL	196	5/16/19	2
Goldman Sachs International		$2,458	BRL	9,433	5/16/19	(56)
Goldman Sachs International		$138	BRL	517	5/16/19	(7)
Goldman Sachs International		$2,076	BRL	7,809	5/16/19	(88)
Bank of America NA	CNH	116		$17	6/13/19	—	@
Bank of America NA	CNH	226		$34	6/13/19	(—@	)
Bank of America NA	EUR	64		$73	6/13/19	—	@
Bank of America NA	ILS	297		$83	6/13/19	1
Bank of America NA	PLN	419		$111	6/13/19	2
Bank of America NA		$26	ILS	93	6/13/19	(—@	)
Bank of America NA		$5	JPY	587	6/13/19	—	@
Bank of America NA		$353	PLN	1,340	6/13/19	(3)
Bank of Montreal		$10	GBP	8	6/13/19	(—@	)
Bank of Montreal		$81	HUF	22,533	6/13/19	(2)
Bank of Montreal		$91	JPY	10,064	6/13/19	—	@
Bank of New York Mellon		$1	GBP	1	6/13/19	(—@	)
Barclays Bank PLC	SGD	219		$162	6/13/19	1
Barclays Bank PLC	SGD	21		$16	6/13/19	—	@
Barclays Bank PLC		$730	GBP	555	6/13/19	(5)
Barclays Bank PLC		$82	JPY	9,081	6/13/19	—	@
Barclays Bank PLC		$518	SGD	701	6/13/19	—	@
BNP Paribas SA	AUD	8		$6	6/13/19	(—@	)
BNP Paribas SA	CAD	278		$208	6/13/19	(—@	)
BNP Paribas SA	EUR	274		$311	6/13/19	2
BNP Paribas SA	PHP	165,253		$3,139	6/13/19	12
BNP Paribas SA	PHP	1,379		$26	6/13/19	(—@	)
BNP Paribas SA	TWD	535		$17	6/13/19	(—@	)
BNP Paribas SA	TWD	3,410		$111	6/13/19	—	@
BNP Paribas SA		$19	AUD	27	6/13/19	—	@
BNP Paribas SA		$198	CAD	264	6/13/19	(—@	)
BNP Paribas SA		$247	GBP	188	6/13/19	(2)
BNP Paribas SA		$147	PHP	7,730	6/13/19	(1)
BNP Paribas SA		$930	PHP	49,265	6/13/19	3
BNP Paribas SA		$371	TWD	11,439	6/13/19	1
BNP Paribas SA		$42	TWD	1,282	6/13/19	—	@
Citibank NA	CLP	51,338		$77	6/13/19	2
Citibank NA	CZK	322		$14	6/13/19	—	@
Citibank NA	CZK	3,410		$149	6/13/19	—	@
Citibank NA	EUR	231		$263	6/13/19	2
Citibank NA	EUR	1,161		$1,320	6/13/19	10
Citibank NA	HUF	179,047		$650	6/13/19	22

Citibank NA	HUF	37,228		$132	6/13/19	1
Citibank NA	HUF	335,049		$1,181	6/13/19	5
Citibank NA	KRW	35,715		$32	6/13/19	—	@
Citibank NA	KRW	227,613		$201	6/13/19	1
Citibank NA	MXN	5,168		$268	6/13/19	5
Citibank NA	THB	3,385		$107	6/13/19	—	@
Citibank NA	TRY	3,888		$677	6/13/19	25
Citibank NA		$24	CLP	16,056	6/13/19	(1)
Citibank NA		$4	CZK	101	6/13/19	(—@	)
Citibank NA		$132	EUR	117	6/13/19	(1)
Citibank NA		$1,187	EUR	1,050	6/13/19	(1)
Citibank NA		$1,981	HUF	549,969	6/13/19	(50)
Citibank NA		$1,320	HUF	366,848	6/13/19	(33)
Citibank NA		$31	HUF	8,707	6/13/19	—	@
Citibank NA		$201	JPY	22,220	6/13/19	1
Citibank NA		$677	KRW	763,506	6/13/19	(2)
Citibank NA		$55	KRW	62,897	6/13/19	—	@
Citibank NA		$242	MXN	4,734	6/13/19	(1)
Citibank NA		$64	MXN	1,250	6/13/19	—	@
Citibank NA		$342	THB	10,823	6/13/19	(1)
Citibank NA		$11	THB	350	6/13/19	—	@
Citibank NA		$40	TRY	232	6/13/19	(1)
Commonwealth Bank of Australia		$125	GBP	95	6/13/19	(1)
Commonwealth Bank of Australia		$7	NZD	11	6/13/19	(—@	)
Goldman Sachs International	BRL	103		$26	6/13/19	—	@
Goldman Sachs International	BRL	53		$14	6/13/19	—	@
Goldman Sachs International	BRL	338		$89	6/13/19	3
Goldman Sachs International	EUR	316		$359	6/13/19	2
Goldman Sachs International	GBP	267		$355	6/13/19	6
Goldman Sachs International	HKD	590		$75	6/13/19	—	@
Goldman Sachs International	IDR	162,105		$11	6/13/19	(—@	)
Goldman Sachs International	IDR	1,033,112		$72	6/13/19	—	@
Goldman Sachs International	JPY	16,400		$148	6/13/19	(1)
Goldman Sachs International		$291	BRL	1,134	6/13/19	(3)
Goldman Sachs International		$135	EUR	119	6/13/19	(1)
Goldman Sachs International		$3,567	EUR	3,124	6/13/19	(41)
Goldman Sachs International		$355	EUR	311	6/13/19	(4)
Goldman Sachs International		$20	EUR	17	6/13/19	(—@	)
Goldman Sachs International		$5	EUR	4	6/13/19	(—@	)
Goldman Sachs International		$9	GBP	7	6/13/19	(—@	)
Goldman Sachs International		$9	HKD	71	6/13/19	(—@	)
Goldman Sachs International		$240	IDR	3,465,480	6/13/19	1
Goldman Sachs International		$39	JPY	4,282	6/13/19	—	@
Goldman Sachs International		$46	JPY	5,031	6/13/19	—	@
Goldman Sachs International		$21	ZAR	305	6/13/19	—	@
Goldman Sachs International	ZAR	469		$32	6/13/19	—	@
JPMorgan Chase Bank NA	ARS	276		$6	6/13/19	—	@
JPMorgan Chase Bank NA	ARS	1,759		$40	6/13/19	3
JPMorgan Chase Bank NA	EUR	131		$149	6/13/19	1
JPMorgan Chase Bank NA	INR	3,080		$44	6/13/19	—	@
JPMorgan Chase Bank NA	RUB	1,306		$20	6/13/19	(—@	)
JPMorgan Chase Bank NA	RUB	8,326		$128	6/13/19	2
JPMorgan Chase Bank NA		$127	ARS	5,900	6/13/19	(3)
JPMorgan Chase Bank NA		$8	ARS	360	6/13/19	(—@	)
JPMorgan Chase Bank NA		$139	INR	9,849	6/13/19	2
JPMorgan Chase Bank NA		$21	INR	1,449	6/13/19	—	@
JPMorgan Chase Bank NA		$11	JPY	1,172	6/13/19	—	@
JPMorgan Chase Bank NA		$602	MXN	11,791	6/13/19	(2)
JPMorgan Chase Bank NA		$417	RUB	27,929	6/13/19	4
JPMorgan Chase Bank NA		$8	RUB	558	6/13/19	—	@
JPMorgan Chase Bank NA	ZAR	505		$35	6/13/19	—	@

State Street Bank and Trust Co.	CAD	44		$33	6/13/19	(—@	)
UBS AG	AUD	183		$130	6/13/19	(—@	)
UBS AG	CAD	522		$391	6/13/19	(—@	)
UBS AG	CAD	114		$86	6/13/19	(—@	)
UBS AG	CAD	44		$33	6/13/19	—	@
UBS AG	CHF	49		$49	6/13/19	(1)
UBS AG	CHF	22		$22	6/13/19	(—@	)
UBS AG	DKK	99		$15	6/13/19	—	@
UBS AG	EUR	1,191		$1,353	6/13/19	9
UBS AG	JPY	2,968		$27	6/13/19	—	@
UBS AG	SEK	155		$17	6/13/19	(—@	)
UBS AG	TRY	4,076		$709	6/13/19	25
UBS AG		$15	CHF	15	6/13/19	—	@
UBS AG		$31	EUR	27	6/13/19	(—@	)
UBS AG		$15	GBP	12	6/13/19	—	@
UBS AG		$4	NOK	38	6/13/19	—	@
UBS AG		$2,123	TRY	12,199	6/13/19	(76)
UBS AG		$112	TRY	666	6/13/19	(—@	)
UBS AG	ZAR	313		$22	6/13/19	(—@	)
JPMorgan Chase Bank NA	CNH	41,081		$6,158	6/20/19	48
JPMorgan Chase Bank NA	CNH	1,669		$249	6/20/19	—	@
JPMorgan Chase Bank NA	CNH	609		$89	6/20/19	(2)
JPMorgan Chase Bank NA	CNH	694		$100	6/20/19	(3)
JPMorgan Chase Bank NA		$191	CNH	1,316	6/20/19	5
JPMorgan Chase Bank, NA		$6,102	CNH	42,737	6/20/19	254
BNP Paribas SA		$22	ARS	1,108	7/18/19	(—@	)
Goldman Sachs International	ARS	7,629		$172	7/18/19	19
Goldman Sachs International	ARS	8,176		$178	7/18/19	14
Goldman Sachs International	ARS	17,372		$377	7/18/19	29
Goldman Sachs International		$361	ARS	16,862	7/18/19	(23)
Goldman Sachs International		$1,188	ARS	54,490	7/18/19	(95)
Bank of America NA		$3	CNH	23	10/17/19	—	@
JPMorgan Chase Bank NA		$70	CNH	468	10/17/19	(—@	)
JPMorgan Chase Bank NA		$2,791	CNH	18,732	10/17/19	(8)
JPMorgan Chase Bank NA		$1,478	CNH	10,306	10/17/19	54
JPMorgan Chase Bank NA		$210	CNH	1,447	10/17/19	5
JPMorgan Chase Bank NA		$11,014	CNH	74,856	10/17/19	108
JPMorgan Chase Bank NA		$471	CNH	3,164	10/17/19	(1)
JPMorgan Chase Bank, NA	CNH	65,625		$9,352	10/17/19	(399)
JPMorgan Chase Bank, NA	CNH	42,737		$6,082	10/17/19	(268)
JPMorgan Chase Bank, NA	CNH	634		$90	10/17/19	(4)
						$(101)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	10	Jun-19	1		$1,299	$(30)
Australian 3 yr. Bond (Australia)	91	Jun-19	9,100		7,343	39
Euro Stoxx 50 (Germany)	7	Jun-19	—	@	257	3
FTSE China A50 Index (China)	59	Apr-19	—	@	774	37
MSCI Emerging Market E Mini (United States)	8	Jun-19	—	@	423	13
NIKKEI 225 Index (Japan	7	Jun-19	4		672	(6)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	12	Jun-19	1,200		1,593	32

Short:
Euro FX Currency (United States)	63	Jun-19	(7,875)	(8,890)	29
German Euro BONO (Germany)	1	Jun-19	(100)	(169)	(3)
German Euro BTP (Germany)	7	Jun-19	(700)	(1,017)	(20)
German Euro Bund (Germany)	9	Jun-19	(900)	(1,679)	(33)
German Euro OAT (Germany)	2	Jun-19	(200)	(365)	(10)
Hang Seng China Enterprises Index (Hong Kong)	6	Apr-19	(—@ )	(435)	(6)
S&P 500 E Mini Index (United States)	40	Jun-19	(2)	(5,675)	(130)
					$(85)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date		Notional Amount (000)	Value (000)		Upfront Payment Paid (000)	Unrealized Appreciation (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/6/20	$448		$18		$—	$18
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/6/20		15	—	@	—	—	@
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	5/30/19		285	3		—	3
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.47%	Quarterly	5/30/19		93	1		—	1
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.47%	Quarterly	5/30/19		348	3		—	3
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		59	2		—	2
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20	AUD	481	14		—	14
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		951	32		—	32

BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20	731		$9		$—	$9
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19	$300		12		—	12
BNP Paribas SA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20	AUD	90	—	@	—	—	@
JPMorgan Chase Bank NA	JPM Short Canadian Banks††	Pay	3 Month CAD CDOR plus 0.05%	Quarterly	3/30/20	CAD	575	5		—	5
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19	$38		—	@	—	—	@
								$99		$—	$99

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$306	2.04%
Kone Oyj	157,078	7,925	52.76
Schindler Holding AG	31,545	6,539	43.53
Yungtay Engineering Co., Ltd.	121,000	251	1.67
Total		$15,021	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Canadian Banks Index as of March 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Short Canadian Banks Index
Bank of Montreal	503	$38	13.03%
Bank of Nova Scotia (The)	930	49	17.14
Canadian Imperial Bank of Commerce	338	27	9.25
National Bank of Canada	264	12	4.12
Royal Bank of Canada	1,130	85	29.53
Toronto-Dominion Bank (The)	1,433	78	26.93
Total		$289	100.00%

@		Value is less than $500.
BBSW		Australia’s Bank Bill Swap.
CDOR		Canadian Dealer Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	56.4%
Other*	20.7
Sovereign	16.4
Banks	6.5
Total Investments	100.0	%**

*                      Industries and/or investment types representing less than 5% of total investments.

**               Does not include open long/short futures contracts with a value of approximately $30,591,000 and net unrealized depreciation of approximately $85,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $101,000 and does not include open swap agreements with net unrealized appreciation of approximately $99,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (92.1%)
Argentina (2.7%)
Banco Macro SA ADR	60,448	$2,766
BBVA Banco Frances SA ADR	63,200	601
Despegar.com Corp. (a)(b)	28,000	417
Grupo Financiero Galicia SA ADR	47,500	1,213
		4,997
Belgium (1.9%)
Anheuser-Busch InBev SA N.V.	35,512	2,981
UCB SA	4,981	428
Umicore SA (b)	4,583	204
		3,613
Brazil (1.1%)
Banco Bradesco SA (Preference)	38,940	427
Banco Santander Brasil SA (Units) (c)	22,600	254
Itau Unibanco Holding SA (Preference)	42,388	373
Lojas Renner SA	17,800	199
Petroleo Brasileiro SA (Preference)	93,296	669
Raia Drogasil SA	7,400	123
		2,045
Canada (1.0%)
Agnico Eagle Mines Ltd.	21,600	939
Goldcorp, Inc.	89,400	1,023
		1,962
Chile (0.8%)
Banco de Chile	1,040,882	153
Banco de Credito e Inversiones SA	2,359	151
Banco Santander Chile	7,351,145	553
Itau CorpBanca	15,688,824	138
SACI Falabella	68,955	513
		1,508
China (4.1%)
Alibaba Group Holding Ltd. ADR (a)	12,000	2,189
Baidu, Inc. ADR (a)	5,000	824
China Mengniu Dairy Co., Ltd. (a)(d)	24,000	89
CSPC Pharmaceutical Group Ltd. (d)	46,000	86
JD.com, Inc. ADR (a)	6,600	199
Tencent Holdings Ltd. (d)	92,900	4,272
		7,659
Denmark (1.7%)
Novo Nordisk A/S Series B	57,408	3,005
Novozymes A/S Series B	6,145	283
		3,288
Egypt (0.8%)
Commercial International Bank Egypt SAE	383,522	1,517

Finland (0.5%)
Neste Oyj	2,554	272

Nokia Oyj	110,241	627
		899
France (7.7%)
Air Liquide SA	4,946	630
Airbus SE	5,515	731
Bureau Veritas SA	14,281	336
Capgemini SE	4,960	603
Danone SA	27,839	2,147
Dassault Systemes SE	5,767	860
Edenred	13,744	626
Engie SA	40,095	598
EssilorLuxottica SA	4,581	501
Hermes International	463	306
Kering SA	1,106	636
L’ Oreal SA	2,311	622
Legrand SA	6,555	439
LVMH Moet Hennessy Louis Vuitton SE	1,997	737
Pernod Ricard SA	4,095	736
Safran SA	3,213	441
Sanofi	20,368	1,801
Thales SA	1,015	122
TOTAL SA	28,333	1,573
		14,445
Germany (10.7%)
Adidas AG	5,217	1,267
Allianz SE (Registered)	8,904	1,980
BASF SE	9,194	675
Bayer AG (Registered)	51,509	3,329
Bayerische Motoren Werke AG	4,266	329
Commerzbank AG (a)	75,123	581
Continental AG	2,122	319
Daimler AG (Registered)	12,470	731
Deutsche Boerse AG	4,013	515
Deutsche Wohnen SE	13,273	644
Fresenius Medical Care AG & Co., KGaA	6,022	484
Hannover Rueck SE (Registered)	1,596	229
Henkel AG & Co., KGaA (Preference)	6,784	692
Infineon Technologies AG	33,471	664
Merck KGaA	4,793	547
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,877	918
Porsche Automobil Holding SE (Preference)	3,698	232
QIAGEN N.V. (a)	24,063	976
QIAGEN N.V. (a)	12,900	525
RWE AG	5,480	147
SAP SE	23,453	2,710
Uniper SE	7,027	212
United Internet AG (Registered)	12,921	472
Vonovia SE	12,764	662
Zalando SE (a)	6,559	256
		20,096
Hong Kong (0.9%)
AIA Group Ltd.	122,800	1,223
Hong Kong Exchanges & Clearing Ltd.	13,350	465
		1,688

India (6.2%)
Apollo Hospitals Enterprise Ltd.	45,661	810
Ashok Leyland Ltd.	758,490	998
Eicher Motors Ltd.	2,421	717
HDFC Bank Ltd. ADR	10,100	1,171
ICICI Bank Ltd.	258,375	1,494
ICICI Bank Ltd. ADR	8,700	100
IndusInd Bank Ltd.	45,553	1,169
L&T Finance Holdings Ltd.	227,174	501
Marico Ltd.	256,793	1,285
Maruti Suzuki India Ltd.	12,004	1,157
Shree Cement Ltd.	4,965	1,338
Tata Consultancy Services Ltd.	31,367	906
		11,646
Indonesia (3.1%)
Astra International Tbk PT	1,008,100	520
Bank Central Asia Tbk PT	1,981,900	3,864
Charoen Pokphand Indonesia Tbk PT	406,700	183
Gudang Garam Tbk PT	26,500	155
Hanjaya Mandala Sampoerna Tbk PT	491,700	130
Telekomunikasi Indonesia Persero Tbk PT	2,542,800	702
Unilever Indonesia Tbk PT	80,300	278
		5,832
Ireland (1.3%)
Kerry Group PLC, Class A	4,867	543
Ryanair Holdings PLC ADR (a)	24,747	1,855
		2,398
Japan (10.7%)
Asahi Group Holdings Ltd.	7,200	322
Astellas Pharma, Inc.	21,700	326
Central Japan Railway Co.	2,192	509
Dai-ichi Life Holdings, Inc.	24,400	340
Daiichi Sankyo Co., Ltd.	7,500	347
Daikin Industries Ltd.	4,200	493
East Japan Railway Co.	5,300	513
Eisai Co., Ltd.	5,900	332
FANUC Corp.	5,150	881
FUJIFILM Holdings Corp.	9,800	447
Honda Motor Co., Ltd.	15,113	410
Hoya Corp.	7,800	516
ITOCHU Corp.	21,951	398
Kao Corp.	8,400	663
Keyence Corp.	2,800	1,749
Kose Corp.	1,100	203
Makita Corp.	5,600	195
Mitsubishi Corp.	24,300	677
Mitsubishi UFJ Financial Group, Inc. (e)	46,206	229
Murata Manufacturing Co., Ltd.	8,700	435
Nabtesco Corp.	1,900	56
Nexon Co., Ltd. (a)	49,800	783
Nidec Corp.	4,800	613
Nintendo Co., Ltd.	1,808	518
Obic Co., Ltd.	1,300	132
Omron Corp. (b)	4,404	207
Ono Pharmaceutical Co., Ltd.	7,700	151
Panasonic Corp.	19,100	165

Recruit Holdings Co., Ltd.	20,100	576
Santen Pharmaceutical Co., Ltd.	9,100	136
Shimano, Inc.	4,350	709
Shiseido Co., Ltd.	10,300	745
SMC Corp.	2,105	795
SoftBank Group Corp.	8,700	848
Sony Corp.	33,793	1,422
Tokio Marine Holdings, Inc.	11,620	564
Toyota Motor Corp.	18,155	1,065
Unicharm Corp.	13,300	441
Yamaha Corp.	2,400	120
Yaskawa Electric Corp. (b)	2,800	89
		20,120
Malaysia (1.1%)
CIMB Group Holdings Bhd	122,200	154
Genting Bhd	77,500	126
Genting Malaysia Bhd	102,300	80
Malayan Banking Bhd	122,900	279
Malaysia Airports Holdings Bhd	57,400	102
Petronas Chemicals Group Bhd	82,700	186
Public Bank Bhd	205,500	1,167
		2,094
Malta (0.0%)
BGP Holdings PLC (a)(f)(g)	72,261	—	@

Netherlands (4.0%)
ASML Holding N.V.	3,770	708
Heineken N.V.	5,442	575
Koninklijke Philips N.V.	65,002	2,652
Unilever N.V. CVA	38,935	2,263
Wolters Kluwer N.V.	19,131	1,304
		7,502
Peru (1.3%)
Cia de Minas Buenaventura SAA ADR	26,800	463
Credicorp Ltd.	7,200	1,728
Southern Copper Corp.	6,700	266
		2,457
Poland (1.3%)
Dino Polska SA (a)	48,295	1,522
Jeronimo Martins SGPS SA	68,838	1,016
		2,538
Portugal (0.1%)
Galp Energia SGPS SA	12,270	196

Spain (2.5%)
Aena SME SA	4,497	810
Amadeus IT Group SA	19,720	1,580
Endesa SA	29,309	748
Grifols SA	22,454	629
Industria de Diseno Textil SA	26,756	787
Repsol SA	12,277	210
		4,764

Sweden (1.3%)
Essity AB, Class B	13,601	393
Hexagon AB, Class B	9,186	480
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,663
		2,536
Switzerland (6.4%)
Baloise Holding AG (Registered)	833	138
Geberit AG (Registered)	1,694	693
Givaudan SA (Registered)	246	631
Nestle SA (Registered)	57,551	5,492
Roche Holding AG (Genusschein)	14,431	3,978
Swiss Life Holding AG (Registered) (a)	995	439
Zurich Insurance Group AG	2,096	694
		12,065
Taiwan (1.7%)
Airtac International Group	32,000	413
Taiwan Semiconductor Manufacturing Co., Ltd.	341,000	2,728
		3,141
United Kingdom (10.0%)
AstraZeneca PLC	27,591	2,204
AstraZeneca PLC ADR	9,910	401
BAE Systems PLC	130,645	823
British American Tobacco PLC	46,513	1,941
Burberry Group PLC	8,172	209
Diageo PLC	27,352	1,119
Glencore PLC (a)	94,670	394
Intertek Group PLC	3,793	240
Lloyds Banking Group PLC	483,664	392
Melrose Industries PLC	34,621	83
Micro Focus International PLC	11,865	307
Prudential PLC	14,422	289
Reckitt Benckiser Group PLC	16,042	1,337
RELX PLC (a)	67,046	1,434
RELX PLC	20,956	449
Rolls-Royce Holdings PLC (a)	510,738	1
Royal Bank of Scotland Group PLC	116,102	374
Royal Dutch Shell PLC, Class A	42,335	1,330
Royal Dutch Shell PLC, Class B	31,111	983
Sage Group PLC (The)	72,435	662
Smith & Nephew PLC	35,901	712
Sophos Group PLC	171,452	672
Unilever PLC	44,586	2,557
		18,913
United States (7.2%)
Allergan PLC	2,900	425
Alphabet, Inc., Class A (a)	900	1,059
American Tower Corp. REIT	2,400	473
Booking Holdings, Inc. (a)	530	925
Bristol-Myers Squibb Co.	12,100	577
Charles River Laboratories International, Inc. (a)	2,300	334
Cognex Corp.	7,900	402
Editas Medicine, Inc. (a)(b)	4,400	108
Halliburton Co.	12,600	369
ICON PLC (a)	4,120	563

Intellia Therapeutics, Inc. (a)(b)	6,300	108
Intuitive Surgical, Inc. (a)	600	342
Mastercard, Inc., Class A	3,200	754
Medtronic PLC	9,400	856
MercadoLibre, Inc. (a)	700	355
Microsoft Corp.	8,300	979
Newmont Mining Corp. (b)	25,000	894
Palo Alto Networks, Inc. (a)	2,900	704
PepsiCo, Inc.	3,200	392
Schlumberger Ltd.	19,610	854
Transocean Ltd. (a)	74,410	648
Visa, Inc., Class A	8,900	1,390
		13,511
Total Common Stocks (Cost $144,089)		173,430

Investment Company (0.7%)
United States (0.7%)
Morgan Stanley China A Share Fund, Inc. (e) (Cost $1,324)	56,878	1,328
Total Investment Company (Cost $1,324)		1,328

Short-Term Investments (6.6%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h)	17,148	17

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $1; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $1)	$1	1
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $3; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $3)	3	3
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $1; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $1)	1	1
		5
Total Securities held as Collateral on Loaned Securities (Cost $22)		22

	Shares
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $12,361)	12,360,759	12,361
Total Short-Term Investments (Cost $12,383)		12,383

Total Investments (99.4%) (Cost $157,796) Including $1,978 of Securities Loaned (i)(j)(k)(l)	187,141
Other Assets in Excess of Liabilities (0.6%)	1,108
Net Assets (100.0%)	$188,249

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $1,978,000 and $2,011,000, respectively. The Fund received cash collateral of approximately $22,000, of which approximately $22,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2019, there was uninvested cash collateral of less than $500, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $1,989,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on the Hong Kong exchange.
(e)

For the three months ended March 31, 2019, there were no transactions in Mitsubishi UFJ Financial Group, Inc. and Morgan Stanley China A Share Fund, Inc., Common Stock, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor.

(f)	Security has been deemed illiquid at March 31, 2019.
(g)

At March 31, 2019, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(j)

The approximate fair value and percentage of net assets, $137,838,000 and 73.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(l)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $37,621,000 and the aggregate gross unrealized depreciation is approximately $7,957,000, resulting in net unrealized appreciation of approximately $29,664,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,810	6/13/19	$12
Goldman Sachs International	MYR	769		$188	6/13/19	—	@
Goldman Sachs International		$1,863	INR	131,069	6/13/19	12
Goldman Sachs International		$2,061	MYR	8,431	6/13/19	1
JPMorgan Chase Bank NA	MXN	49,593		$2,557	6/13/19	31
JPMorgan Chase Bank NA		$2,534	MXN	49,593	6/13/19	(8)
State Street Bank and Trust Co.	HKD	35,433		$4,524	6/13/19	—	@
State Street Bank and Trust Co.		$2,491	GBP	1,894	6/13/19	(16)
State Street Bank and Trust Co.		$1,923	JPY	212,626	6/13/19	6
						$38

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
FTSE 100 Index (United Kingdom)	30	Jun-19	—	@	$2,818	$56
FTSE KLCI Index (Malaysia)	97	Apr-19	5		1,955	(2)
MSCI Emerging Market E Mini (United States)	115	Jun-19	6		6,080	197
SGX NIFTY 50 (Singapore)	83	Apr-19	—	@	1,938	30
						$281

@	—	Value is less than $500.
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	72.6%
Banks	11.1
Pharmaceuticals	9.7
Short-Term Investments	6.6
Total Investments	100.0	%***

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include open long futures contracts with a value of approximately $12,791,000 and net unrealized appreciation of approximately $281,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $38,000.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)(cont’d)

	Shares	Value (000)
Common Stocks (88.7%)
China (58.6%)
Alibaba Group Holding Ltd. ADR (a)	10,442	$1,905
China Resources Beer Holdings Co., Ltd. (b)	554,300	2,333
Ctrip.com International Ltd. ADR (a)	52,044	2,274
Foshan Haitian Flavouring & Food Co., Ltd., Class A	212,339	2,745
Hangzhou Tigermed Consulting Co. Ltd., Class A	154,097	1,524
Huazhu Group Ltd. ADR (c)	60,968	2,569
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	355,099	1,541
Jiangsu Hengrui Medicine Co., Ltd., Class A	183,501	1,792
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	139,872	2,720
Kweichow Moutai Co., Ltd., Class A	21,696	2,769
Meituan Dianping, Class B (a)(b)(c)	140,000	945
Shenzhou International Group Holdings Ltd. (b)	173,800	2,329
Suofeiya Home Collection Co., Ltd., Class A	315,197	1,205
TAL Education Group ADR (a)	97,190	3,507
Tencent Holdings Ltd. (b)	42,900	1,973
Tencent Music Entertainment Group ADR (a)	9	—	@
		32,131
Hong Kong (6.8%)
AIA Group Ltd.	239,100	2,380
Haidilao International Holding Ltd. (a)	65,000	208
Haidilao International Holding Ltd. (a)(c)(d)	355,000	1,136
		3,724
India (8.4%)
HDFC Bank Ltd. ADR	39,824	4,616

Korea, Republic of (3.5%)
NAVER Corp.	17,569	1,922

Philippines (1.5%)
Jollibee Foods Corp.	135,800	820

Taiwan (9.9%)
Nien Made Enterprise Co., Ltd.	249,000	2,198
Silergy Corp.	70,000	1,047
Taiwan Semiconductor Manufacturing Co., Ltd.	271,000	2,168
		5,413
Total Common Stocks (Cost $38,821)		48,626

Short-Term Investments (13.0%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $913)	913,000	913

Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $59; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $60)	$59	59

HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $141; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $144)	141	141
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $51; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $52)	51	51
		251
Total Securities held as Collateral on Loaned Securities (Cost $1,164)		1,164

	Shares	Value (000)
Investment Company (10.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $5,979)	5,979,000	5,979
Total Short-Term Investments (Cost $7,143)		7,143
Total Investments Excluding Purchased Options (101.7%) (Cost $45,964)		55,769
Total Purchased Options Outstanding (0.0%) (Cost $121)		16
Total Investments (101.7%) (Cost $46,085) Including $4,513 of Securities Loaned (f)(g)(h)		55,785
Liabilities in Excess of Other Assets (-1.7%)		(940)
Net Assets (100.0%)		$54,845

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $4,513,000 and $4,534,000, respectively. The Fund received cash collateral of approximately $1,183,000, of which approximately $1,164,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2019, there was uninvested cash collateral of approximately $19,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $3,351,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $33,547,000 and 61.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,853,000 and the aggregate gross unrealized depreciation is approximately $1,153,000, resulting in net unrealized appreciation of approximately $9,700,000.

ADR	American Depositary Receipt.
@	Value is less than $500.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	9,522,180	9,522	$1	$47	$(46)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	6,421,881	6,422	2	38	(36)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	7,220,087	7,220	13	37	(24)
							$16	$122	$(106)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	14.7%
Beverages	14.3
Short-Term Investments	11.0
Internet & Direct Marketing Retail	9.4
Hotels, Restaurants & Leisure	8.7
Banks	8.5
Food Products	7.8
Interactive Media & Services	7.1
Diversified Consumer Services	6.4
Household Durables	6.2
Semiconductors & Semiconductor Equipment	5.9
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (100.1%)
Argentina (0.3%)
Grupo Financiero Galicia SA ADR	107,640	$2,747

Brazil (8.7%)
Ambev SA	2,700,384	11,608
Atacadao Distribuicao Comercio e Industria Ltda	896,681	4,601
B3 SA - Brasil Bolsa Balcao	1,153,588	9,464
Banco Bradesco SA (Preference)	626,976	6,876
Itau Unibanco Holding SA (Preference)	1,530,675	13,460
Lojas Renner SA	732,768	8,197
Petroleo Brasileiro SA	1,168,581	9,297
Petroleo Brasileiro SA (Preference)	1,354,944	9,710
		73,213
Chile (2.1%)
Banco Santander Chile	66,529,373	5,005
Banco Santander Chile ADR	47,631	1,417
SACI Falabella	1,522,035	11,317
		17,739
China (26.6%)
Alibaba Group Holding Ltd. ADR (a)	145,123	26,478
Anhui Conch Cement Co., Ltd., Class A	1,202,819	6,845
Baidu, Inc. ADR (a)	28,548	4,706
Bank of China Ltd. H Shares (b)	37,009,000	16,782
China Construction Bank Corp. H Shares (b)	27,689,560	23,737
China Life Insurance Co., Ltd. H Shares (b)	2,353,000	6,329
China Mengniu Dairy Co., Ltd. (a)(b)	2,383,000	8,863
China Mobile Ltd. (b)	1,153,000	11,790
China Overseas Land & Investment Ltd. (b)	1,524,000	5,796
China Pacific Insurance Group Co., Ltd. H Shares (b)	2,169,800	8,512
China Resources Beer Holdings Co., Ltd. (b)	558,000	2,349
China Resources Land Ltd. (b)	544,000	2,439
China Resources Power Holdings Co., Ltd. (b)	1,424,000	2,141
China Unicom Hong Kong Ltd. (b)	4,408,000	5,626
CSPC Pharmaceutical Group Ltd. (b)	2,504,000	4,656
Kweichow Moutai Co., Ltd., Class A	63,459	8,099
New Oriental Education & Technology Group, Inc. ADR (a)	79,179	7,133
PetroChina Co., Ltd. H Shares (b)	8,586,000	5,567
Pinduoduo, Inc. ADR (a)	70,754	1,755
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	1,117,000	2,436
Shenzhou International Group Holdings Ltd. (b)	801,500	10,740
Sinopharm Group Co., Ltd. H Shares (b)	572,400	2,384
TAL Education Group ADR (a)	115,128	4,154
Tencent Holdings Ltd. (b)	910,400	41,862
Universal Scientific Industrial Shanghai Co. Ltd., Class A	1,351,797	3,101
Yihai International Holding Ltd. (b)	134,000	597
		224,877
Egypt (0.8%)
Commercial International Bank Egypt SAE	1,702,485	6,734

Germany (1.0%)
Adidas AG	35,365	8,592

Hungary (2.2%)
OTP Bank Nyrt	280,107	12,332

Richter Gedeon Nyrt	337,319	6,362
		18,694
India (10.0%)
Ashok Leyland Ltd.	5,438,083	7,154
Eicher Motors Ltd.	17,412	5,154
Housing Development Finance Corp., Ltd.	286,903	8,155
ICICI Bank Ltd.	1,146,335	6,629
ICICI Bank Ltd. ADR	400,900	4,594
ICICI Prudential Life Insurance Co. Ltd.	307,073	1,553
IndusInd Bank Ltd.	327,508	8,403
L&T Finance Holdings Ltd.	1,627,410	3,587
Larsen & Toubro Ltd.	275,943	5,512
Marico Ltd.	1,846,099	9,242
Maruti Suzuki India Ltd.	85,871	8,280
Shree Cement Ltd.	35,735	9,634
Tata Consultancy Services Ltd.	224,464	6,488
		84,385
Indonesia (5.6%)
Astra International Tbk PT	16,107,500	8,299
Bank Central Asia Tbk PT	6,951,300	13,557
Bank Mandiri Persero Tbk PT	12,527,300	6,561
Bank Rakyat Indonesia Persero Tbk PT	9,351,350	2,710
Telekomunikasi Indonesia Persero Tbk PT	27,652,600	7,638
Unilever Indonesia Tbk PT	2,369,600	8,202
		46,967
Korea, Republic of (4.6%)
BGF retail Co., Ltd.	11,016	2,120
E-MART, Inc.	13,097	1,986
GS Retail Co., Ltd.	55,195	1,904
LG Household & Health Care Ltd.	4,878	6,103
NAVER Corp.	48,207	5,274
NCSoft Corp.	2,387	1,045
S-Oil Corp.	37,900	2,991
Samsung Biologics Co. Ltd. (a)	3,022	855
Samsung Electronics Co., Ltd.	420,435	16,534
		38,812
Malaysia (2.6%)
Malayan Banking Bhd	2,705,129	6,140
Malaysia Airports Holdings Bhd	2,315,400	4,110
Public Bank Bhd	1,146,900	6,510
Sime Darby Plantation Bhd	4,329,600	5,337
		22,097
Mexico (5.4%)
Alsea SAB de CV	1,893,575	3,965
Fomento Economico Mexicano SAB de CV ADR	129,520	11,952
Grupo Financiero Banorte SAB de CV Series O	2,457,187	13,349
Infraestructura Energetica Nova SAB de CV	1,460,627	5,870
Wal-Mart de Mexico SAB de CV	3,918,463	10,475
		45,611
Peru (2.6%)
Cia de Minas Buenaventura SAA ADR	737,129	12,737
Credicorp Ltd.	37,845	9,081
		21,818
Philippines (1.5%)
Ayala Corp.	190,540	3,412

Ayala Land, Inc.	2,841,500	2,431
SM Investments Corp.	372,630	6,634
		12,477
Poland (3.6%)
Jeronimo Martins SGPS SA	861,139	12,708
LPP SA	3,789	8,223
Santander Bank Polska SA	92,028	9,140
		30,071
Russia (4.6%)
MMC Norilsk Nickel PJSC ADR	399,165	8,434
MMC Norilsk Nickel PJSC ADR	26,330	554
Sberbank of Russia PJSC ADR	856,200	11,360
X5 Retail Group N.V. GDR	356,112	8,877
Yandex N.V., Class A (a)	270,481	9,288
		38,513
South Africa (5.4%)
AVI Ltd.	742,280	4,644
Bidvest Group Ltd. (The)	528,793	7,102
Capitec Bank Holdings Ltd. (c)	103,019	9,642
Clicks Group Ltd.	458,457	5,858
Nedbank Group Ltd.	421,735	7,348
Reunert Ltd.	730,970	3,596
Sanlam Ltd.	1,495,498	7,648
		45,838
Taiwan (9.1%)
ASE Technology Holding Co., Ltd.	1,858,626	4,064
Cathay Financial Holding Co., Ltd.	3,495,000	5,094
CTBC Financial Holding Co., Ltd.	7,272,000	4,827
Eclat Textile Co., Ltd.	229,000	3,083
Hon Hai Precision Industry Co., Ltd.	807,360	1,933
Largan Precision Co., Ltd.	16,000	2,400
MediaTek, Inc.	551,000	5,042
Mega Financial Holding Co. Ltd.	4,594,000	4,179
Nanya Technology Corp.	661,000	1,321
President Chain Store Corp.	105,000	1,035
Taiwan Cement Corp.	1,200,000	1,605
Taiwan Semiconductor Manufacturing Co., Ltd.	4,989,205	39,913
Vanguard International Semiconductor Corp.	1,324,000	2,864
		77,360
Thailand (1.7%)
Bangkok Dusit Medical Services PCL (Foreign)	5,643,200	4,409
CP ALL PCL (Foreign)	1,360,800	3,208
PTT PCL (Foreign)	4,618,100	7,000
		14,617
Turkey (1.7%)
Haci Omer Sabanci Holding AS	5,296,678	7,452
Tupras Turkiye Petrol Rafinerileri AS	323,993	7,258
		14,710
Total Common Stocks (Cost $708,521)		845,872

Short-Term Investments (0.2%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,379)	1,378,616	1,379

Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $69)	69,448	69
Total Short-Term Investments (Cost $1,448)		1,448
Total Investments (100.3%) (Cost $709,969) Including $1,337 of Securities Loaned (e)(f)(g)(h)		847,320
Liabilities in Excess of Other Assets (-0.3%)		(2,693)
Net Assets (100.0%)		$844,627

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $1,337,000 and $1,379,000, respectively. The Fund received cash collateral of approximately $1,379,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $18,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contract.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)

The approximate fair value and percentage of net assets, $611,466,000 and 72.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $158,952,000 and the aggregate gross unrealized depreciation is approximately $21,503,000, resulting in net unrealized appreciation of approximately $137,449,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
Goldman Sachs International	HKD	1,128,438	$144,088	5/24/19	$98

HKD	— Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	50.1%
Banks	25.2
Interactive Media & Services	7.2
Semiconductors & Semiconductor Equipment	6.3
Food & Staples Retailing	6.2
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $98,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (81.5%)
Argentina (3.1%)
Banco Macro SA ADR	854	$39
Globant SA (a)	372	27
Grupo Financiero Galicia SA ADR	1,855	47
Grupo Supervielle SA ADR	874	5
Pampa Energia SA ADR (a)	592	16
YPF SA ADR	1,887	27
		161
Brazil (12.6%)
Ambev SA	23,990	103
Atacadao Distribuicao Comercio e Industria Ltda	7,885	41
B3 SA - Brasil Bolsa Balcao	10,255	84
Banco Bradesco SA (Preference)	5,857	64
Itau Unibanco Holding SA (Preference)	13,643	120
Lojas Renner SA	6,544	73
Petroleo Brasileiro SA	10,973	87
Petroleo Brasileiro SA (Preference)	11,380	82
		654
Chile (2.9%)
Banco Santander Chile	1,164,068	88
SACI Falabella	8,541	63
		151
China (10.9%)
Alibaba Group Holding Ltd. ADR (a)	796	145
CSPC Pharmaceutical Group Ltd. (b)	14,000	26
Kweichow Moutai Co., Ltd., Class A	200	26
New Oriental Education & Technology Group, Inc. ADR (a)	354	32
Sinopharm Group Co., Ltd. H Shares (b)	1,600	7
TAL Education Group ADR (a)	887	32
Tencent Holdings Ltd. (b)	6,400	294
		562
Egypt (6.6%)
Commercial International Bank Egypt SAE	5,226	21
Commercial International Bank Egypt SAE GDR	33,520	130
Egyptian Financial Group-Hermes Holding Co. (a)	29,948	29
Egyptian Financial Group-Hermes Holding Co. GDR (a)	31,288	61
Integrated Diagnostics Holdings PLC	13,288	61
Juhayna Food Industries	53,650	41
		343
India (3.8%)
HDFC Bank Ltd. ADR	279	32
ICICI Bank Ltd. ADR	8,639	99
Larsen & Toubro Ltd. GDR	3,314	66
		197
Indonesia (7.5%)
Astra International Tbk PT	142,600	73
Bank Central Asia Tbk PT	31,200	61
Bank Mandiri Persero Tbk PT	129,200	68
Bank Rakyat Indonesia Persero Tbk PT	127,000	37

Telekomunikasi Indonesia Persero Tbk PT	282,800	78
Unilever Indonesia Tbk PT	21,000	73
		390
Malaysia (4.2%)
Malayan Banking Bhd	34,740	79
Malaysia Airports Holdings Bhd	28,800	51
Public Bank Bhd	6,900	39
Sime Darby Plantation Bhd	39,360	49
		218
Mexico (7.3%)
Alsea SAB de CV	16,998	36
Fomento Economico Mexicano SAB de CV ADR	1,272	117
Grupo Financiero Banorte SAB de CV Series O	16,526	90
Infraestructura Energetica Nova SAB de CV	8,023	32
Wal-Mart de Mexico SAB de CV	38,389	103
		378
Peru (5.6%)
Cia de Minas Buenaventura SAA ADR	5,030	87
Credicorp Ltd.	840	201
		288
Philippines (3.0%)
Ayala Corp.	1,300	23
Ayala Land, Inc.	27,900	24
SM Investments Corp.	5,930	106
		153
Poland (4.7%)
Jeronimo Martins SGPS SA	2,673	40
LPP SA	31	67
Powszechna Kasa Oszczednosci Bank Polski SA	5,206	52
Santander Bank Polska SA	841	84
		243
South Africa (3.2%)
AVI Ltd.	2,692	17
Bidvest Group Ltd. (The)	1,650	22
Capitec Bank Holdings Ltd.	405	38
Clicks Group Ltd.	1,518	19
Nedbank Group Ltd.	1,408	25
Reunert Ltd.	2,745	13
Sanlam Ltd.	5,773	30
		164
Turkey (2.8%)
Akbank T.A.S. (a)	51,276	58
Tupras Turkiye Petrol Rafinerileri AS	1,389	31
Turkiye Garanti Bankasi AS	38,072	57
		146
Vietnam (3.3%)
Masan Group Corp. (a)	7,380	27
Sai Gon Cargo Service Corp.	2,060	14
Saigon Beer Alcohol Beverage Corp.	2,530	27

Vietjet Aviation JSC	3,858	19
Vincom Retail JSC (a)	26,503	40
Vinhomes JSC (a)	10,380	41
		168
Total Common Stocks (Cost $3,999)		4,216

Investment Company (5.6%)
India (5.6%)
iShares MSCI India ETF (Cost $265)	8,204	289

Short-Term Investment (10.3%)
Investment Company (10.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $533)	533,431	533
Total Investments (97.4%) (Cost $4,797) (d)(e)(f)(g)		5,038
Other Assets in Excess of Liabilities (2.6%)		136
Net Assets (100.0%)		$5,174

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $2,183,000 and 42.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract and futures contract.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $485,000 and the aggregate gross unrealized depreciation is approximately $235,000, resulting in net unrealized appreciation of approximately $250,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2019:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	$62	INR	4,325	4/18/19	$—	@

Futures Contract:

The Fund had the following futures contract open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Long:
SGX NIFTY 50 (Singapore)	26	Apr-19	—	@	$607	$9

@	— Value is less than $500.
INR	— Indian Rupee

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.0%
Banks	30.5
Short-Term Investment	10.6
Interactive Media & Services	5.8
Investment Company	5.7
Beverages	5.4
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include an open long futures contract with a value of approximately $607,000 with unrealized appreciation of approximately $9,000. Does not include an open foreign currency forward exchange contract with unrealized appreciation is less than $500.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
Argentina (1.9%)
Despegar.com Corp. (a)	67,312	$1,003

China (13.3%)
Alibaba Group Holding Ltd. ADR (a)	18,722	3,416
Tencent Holdings Ltd. (b)	78,100	3,591
		7,007
Germany (5.7%)
Adidas AG	12,401	3,013

Hong Kong (5.4%)
AIA Group Ltd.	288,000	2,867

India (31.1%)
Aarti Industries Ltd.	57,834	1,317
Apollo Hospitals Enterprise Ltd.	246,391	4,370
AU Small Finance Bank Ltd.	186,392	1,602
Crompton Greaves Consumer Electricals Ltd.	490,423	1,606
IndusInd Bank Ltd.	103,080	2,645
Kotak Mahindra Bank Ltd.	134,255	2,588
L&T Finance Holdings Ltd.	507,942	1,120
Marico Ltd.	233,604	1,169
		16,417
Indonesia (3.7%)
Bank Mandiri Persero Tbk PT	2,642,600	1,384
Sumber Alfaria Trijaya Tbk PT	8,647,291	547
		1,931
Korea, Republic of (2.4%)
Osstem Implant Co., Ltd. (a)	26,076	1,244

Mexico (0.3%)
Alsea SAB de CV	78,154	164

Peru (3.0%)
Credicorp Ltd.	6,514	1,563

Poland (2.4%)
Eurocash SA	219,939	1,253

South Africa (2.8%)
Famous Brands Ltd. (a)	248,477	1,464

Taiwan (18.5%)
King Slide Works Co., Ltd.	169,000	1,886
Poya International Co., Ltd.	130,304	1,542
Silergy Corp.	76,000	1,137
Taiwan Semiconductor Manufacturing Co., Ltd.	375,000	3,000
Voltronic Power Technology Corp.	111,750	2,190
		9,755
Thailand (1.3%)
Kasikornbank PCL (Foreign)	114,400	679

United States (5.1%)
MercadoLibre, Inc. (a)	3,206	1,628
Visa, Inc., Class A	6,855	1,070
		2,698
Total Common Stocks (Cost $43,131)		51,058

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $580)	580,057	580
Total Investments (98.0%) (Cost $43,711) (d)(e)(f)		51,638
Other Assets in Excess of Liabilities (2.0%)		1,048
Net Assets (100.0%)		$52,686

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $40,897,000 and 77.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(f)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,461,000 and the aggregate gross unrealized depreciation is approximately $1,534,000, resulting in net unrealized appreciation of approximately $7,927,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.2%
Banks	15.2
Internet & Direct Marketing Retail	11.7
Health Care Providers & Services	8.5
Semiconductors & Semiconductor Equipment	8.0
Interactive Media & Services	7.0
Textiles, Apparel & Luxury Goods	5.8
Insurance	5.6
Commercial Banks	5.0
Total Investments	100.0%

*                           Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Argentina (2.6%)
Arcos Dorados Holdings, Inc., Class A	68,500	$491
Banco Macro SA ADR (a)	12,200	558
Globant SA (b)	9,069	648
		1,697
Brazil (6.6%)
Banco ABC Brasil SA (b)	6,914	34
Banco ABC Brasil SA (Preference)	196,979	958
BK Brasil Operacao e Assessoria a Restaurantes SA	161,404	911
Estacio Participacoes SA	85,797	583
Fleury SA	108,903	567
Lojas Americanas SA (Preference)	120,500	516
Odontoprev SA	165,338	693
		4,262
China (15.6%)
Baozun, Inc ADR (a)(b)	17,701	735
Beijing Thunisoft Corp., Ltd., Class A	211,800	674
China CYTS Tours Holding Co., Ltd., Class A	310,140	777
China Education Group Holdings Ltd. (c)	608,000	925
China Everbright Greentech Ltd. (c)	743,000	591
China Foods Ltd. (c)	1,902,000	752
China New Higher Education Group Ltd. (a)(c)	1,317,000	645
Deppon Logistics Co. Ltd., Class A	227,752	638
Focused Photonics Hangzhou, Inc., Class A	210,900	864
JNBY Design Ltd. (c)	418,000	841
OneSmart International Education Group Ltd. ADR (a)(b)	110,351	871
Secoo Holding Ltd. ADR (a)(b)	96,459	845
Shenzhen Airport Co. Ltd., Class A	631,000	942
		10,100
Egypt (3.4%)
Credit Agricole Egypt SAE	323,149	889
Integrated Diagnostics Holdings PLC	147,361	678
Juhayna Food Industries	835,195	639
		2,206
India (17.5%)
Blue Star Ltd.	82,002	804
CreditAccess Grameen Ltd. (b)	129,919	945
Crompton Greaves Consumer Electricals Ltd.	183,512	601
Gujarat Gas Ltd.	444,007	950
Gulf Oil Lubricants India Ltd.	66,926	814
Indraprastha Gas Ltd.	227,567	1,002
Inox Leisure Ltd. (b)	186,856	889
PVR Ltd.	26,982	642
Ramco Cements Ltd. (The)	84,750	901
Sterlite Technologies Ltd.	257,168	809
TCI Express Ltd.	102,459	1,105
Voltas Ltd.	89,961	816
Westlife Development Ltd. (b)	171,416	1,056
		11,334

Indonesia (5.4%)
Ace Hardware Indonesia Tbk PT	6,619,100	828
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (b)	5,705,200	885
Mitra Adiperkasa Tbk PT	11,479,600	782
Nippon Indosari Corpindo Tbk PT	10,676,600	986
		3,481
Korea, Republic of (11.4%)
AfreecaTV Co. Ltd.	16,812	812
BusinessOn Communication Co. Ltd.	43,685	507
Cafe24 Corp. (b)	6,100	582
Dentium Co., Ltd.	14,211	768
Douzone Bizon Co., Ltd.	27,625	1,134
Innocean Worldwide, Inc.	14,435	889
JB Financial Group Co. Ltd.	166,707	819
JYP Entertainment Corp.	38,450	1,045
Koh Young Technology, Inc.	11,506	867
		7,423
Kuwait (1.2%)
Boubyan Bank KSCP	225,275	448
Humansoft Holding Co. KSC	29,750	315
		763
Malaysia (2.5%)
Bermaz Auto Bhd	1,830,700	1,014
Mynews Holdings Bhd	1,916,000	644
		1,658
Mexico (1.8%)
Gentera SAB de CV	775,127	603
Grupo Aeroportuario del Centro Norte SAB de CV	100,757	568
		1,171
Morocco (1.1%)
Societe d’Exploitation des Ports	37,995	708

Nigeria (1.0%)
Guaranty Trust Bank PLC	6,364,118	636

Philippines (4.3%)
MacroAsia Corp. (b)	2,102,650	897
Puregold Price Club, Inc.	690,700	634
Security Bank Corp.	188,230	620
Wilcon Depot, Inc.	2,185,000	645
		2,796
Poland (1.1%)
Dino Polska SA (b)	23,276	734

South Africa (3.0%)
Advtech Ltd.	760,249	648
Massmart Holdings Ltd.	118,911	656
Transaction Capital Ltd.	528,492	652
		1,956

Taiwan (14.7%)
ASPEED Technology, Inc.	31,000	712
Bizlink Holding, Inc.	116,560	804
Cub Elecparts, Inc.	92,983	882
King Slide Works Co., Ltd.	72,000	804
Merida Industry Co. Ltd.	120,000	669
Poya International Co., Ltd.	98,492	1,166
Sunny Friend Environmental Technology Co. Ltd.	112,000	877
Taiwan Hon Chuan Enterprise Co. Ltd.	363,000	579
Taiwan Paiho Ltd.	324,000	752
TCI Co., Ltd.	54,894	751
Vanguard International Semiconductor Corp.	276,000	597
Voltronic Power Technology Corp.	47,000	921
		9,514
Thailand (1.4%)
Muangthai Capital PCL (Foreign)	658,500	913

Turkey (0.8%)
Coca-Cola Icecek AS	95,978	522

Vietnam (1.0%)
Sai Gon Cargo Service Corp.	97,800	675
Total Common Stocks (Cost $59,448)		62,549

	No. of Warrants
Warrant (1.0%)
Saudi Arabia (1.0%)
HSBC Bank PLC, expires 7/8/20 (Cost $603)	77,981	674

	Shares	Value (000)
Short-Term Investments (2.9%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,162)	1,162,215	1,162

Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $684)	683,950	684
Total Short-Term Investments (Cost $1,846)		1,846
Total Investments (100.3%) (Cost $61,897) Including $1,837 of Securities Loaned (e)(f)(g)(h)		65,069
Liabilities in Excess of Other Assets (-0.3%)		(201)
Net Assets (100.0%)		$64,868

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $1,837,000 and $1,831,000, respectively. The Fund received cash collateral of approximately $1,162,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $669,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contract.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)

The approximate fair value and percentage of net assets, $52,055,000 and 80.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,260,000 and the aggregate gross unrealized depreciation is approximately $3,084,000, resulting in net unrealized appreciation of approximately $3,176,000.

ADR	American Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
UBS AG	HKD	22,991	$2,937	5/16/19	$4

HKD	— Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	79.6%
Banks	9.1
Diversified Consumer Services	6.2
Hotels, Restaurants & Leisure	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of $4,000.

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Argentina (18.1%)
Arcos Dorados Holdings, Inc., Class A	499,012	$3,578
Banco Macro SA ADR	175,371	8,025
Despegar.com Corp. (a)	206,657	3,079
Globant SA (a)	96,857	6,915
Grupo Financiero Galicia SA ADR	348,266	8,888
Pampa Energia SA ADR (a)	148,066	4,082
YPF SA ADR	490,990	6,879
		41,446
Bangladesh (3.1%)
Beximco Pharmaceuticals Ltd.	2,394,205	2,423
Square Pharmaceuticals Ltd.	1,458,698	4,636
		7,059
Egypt (5.0%)
Commercial International Bank Egypt SAE	1,011,618	4,001
Egyptian Financial Group-Hermes Holding Co. (a)	3,633,025	3,562
Integrated Diagnostics Holdings PLC	546,540	2,515
Juhayna Food Industries	1,848,517	1,413
		11,491
Kenya (7.2%)
Equity Group Holdings PLC	11,149,500	4,700
KCB Group Ltd.	9,519,700	4,169
Safaricom PLC	27,372,819	7,496
		16,365
Kuwait (22.6%)
Boubyan Bank KSCP	2,311,058	4,598
Gulf Bank KSCP	4,592,978	4,698
Humansoft Holding Co. KSC	510,631	5,411
Mobile Telecommunications Co. KSC	7,577,704	12,062
National Bank of Kuwait	8,393,994	24,843
		51,612
Morocco (4.7%)
Attijariwafa Bank	159,586	7,019
Societe d’Exploitation des Ports	206,010	3,837
		10,856
Nigeria (7.6%)
Dangote Cement PLC	7,109,155	3,761
Guaranty Trust Bank PLC	49,726,371	4,966
Nestle Nigeria PLC	1,136,355	4,974
Zenith Bank PLC	60,935,618	3,680
		17,381
Oman (1.0%)
Bank Muscat SAOG	2,250,816	2,339

Pakistan (1.0%)
MCB Bank Ltd.	1,713,000	2,391

Philippines (0.7%)
Puregold Price Club, Inc.	1,801,700	1,653

Romania (4.9%)
Banca Transilvania SA	11,699,257	5,706
BRD-Groupe Societe Generale SA	923,795	2,823
Societatea Nationala de Gaze Naturale ROMGAZ SA	349,635	2,657
		11,186
Saudi Arabia (2.3%)
Bupa Arabia for Cooperative Insurance Co. (a)	108,094	2,397
United International Transportation Co. (a)	325,352	2,810
		5,207
Sri Lanka (0.2%)
Commercial Bank of Ceylon PLC	961,209	541

Tanzania, United Republic of (0.6%)
NMB Bank PLC	6,718,721	1,358

Turkey (0.9%)
Coca-Cola Icecek AS	386,315	2,103

United Arab Emirates (2.3%)
First Abu Dhabi Bank PJSC	600,063	2,496
NMC Health PLC	93,531	2,786
		5,282
United Kingdom (1.0%)
Coca-Cola HBC AG (a)	69,701	2,376

United States (1.4%)
MercadoLibre, Inc. (a)	6,383	3,241

Vietnam (11.9%)
Masan Group Corp. (a)	1,457,110	5,299
Mobile World Investment Corp.	619,463	2,605
PetroVietnam Power Corp (a)	3,591,420	2,349
Sai Gon Cargo Service Corp.	381,070	2,631
Saigon Beer Alcohol Beverage Corp.	302,410	3,256
Vietnam Dairy Products JSC	895,574	5,206
Vincom Retail JSC (a)	3,879,303	5,785
		27,131
Total Common Stocks (Cost $200,973)		221,018
Participation Notes (3.3%)
Saudi Arabia (3.3%)
Al Rajhi Bank, Equity Linked Notes, expires 1/19/21 (a)	91,588	2,613
Jarir Marketing Co., Equity Linked Notes, expires 1/19/21 (a)	59,973	2,527
Saudi British Bank, Equity Linked Notes, expires 3/24/20 (a)	236,699	2,387
Total Participation Notes (Cost $5,828)		7,527

Total Investments (99.8%) (Cost $206,801) (b)(c)(d)	228,545
Other Assets in Excess of Liabilities (0.2%)	388
Net Assets (100.0%)	$228,933

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The approximate fair value and percentage of net assets, $167,160,000 and 73.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $37,846,000 and the aggregate gross unrealized depreciation is approximately $16,102,000, resulting in net unrealized appreciation of approximately $21,744,000.

ADR	American Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	44.7%
Other*	39.3
Wireless Telecommunication Services	8.6
Food Products	7.4
Total Investments	100.0%

*       Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Canada (12.6%)
Brookfield Asset Management, Inc., Class A	66,352	$3,096
Canadian National Railway Co.	67,524	6,042
Constellation Software, Inc.	7,420	6,288
		15,426
France (11.1%)
Christian Dior SE	13,055	6,223
EssilorLuxottica SA	27,560	3,012
Hermes International	6,572	4,343
		13,578
Germany (3.7%)
Zalando SE (a)	115,251	4,493

Italy (1.4%)
Brunello Cucinelli SpA	51,589	1,774

Netherlands (3.8%)
Adyen N.V. (a)	6,024	4,725

New Zealand (3.4%)
Xero Ltd. (a)	121,675	4,215

United Kingdom (3.5%)
Rentokil Initial PLC	932,404	4,292

United States (57.7%)
Adobe, Inc. (a)	11,923	3,177
Amazon.com, Inc. (a)	4,488	7,992
Elanco Animal Health, Inc. (a)	58,519	1,877
Farfetch Ltd., Class A (a)	222,857	5,997
Gartner, Inc. (a)	12,585	1,909
IAC/InterActiveCorp (a)	8,065	1,695
Intuitive Surgical, Inc. (a)	7,743	4,418
MakeMyTrip Ltd. (a)	72,071	1,989
MercadoLibre, Inc. (a)	14,699	7,463
MSCI, Inc.	9,819	1,952
Rollins, Inc.	45,789	1,906
S&P Global, Inc.	9,020	1,899
salesforce.com, Inc. (a)	18,787	2,975
ServiceNow, Inc. (a)	17,680	4,358
Spotify Technology SA (a)	18,668	2,591
Starbucks Corp.	25,289	1,880
Twitter, Inc. (a)	122,829	4,039
Union Pacific Corp.	26,586	4,445
Walt Disney Co. (The)	16,887	1,875
Workday, Inc., Class A (a)	22,319	4,304
Zoetis, Inc.	19,593	1,973
		70,714
Total Common Stocks (Cost $99,091)		119,217

Preferred Stocks (0.3%)
United States (0.3%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $78; acquired 4/16/14)	1,917	244
Lookout, Inc. Series F (a)(b)(c)(d) (acquisition cost - $73; acquired 6/17/14)	6,374	15
Palantir Technologies Inc Series G (a)(b)(c)(d) (acquisition cost - $9; acquired 7/19/12)	2,935	13
Palantir Technologies, Inc. Series H (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	7
Palantir Technologies, Inc. Series H1 (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	7
Total Preferred Stocks (Cost $172)		286
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $3,579)	3,578,885	3,579
Total Investments Excluding Purchased Options (100.4%) (Cost $ 102,842)		123,082
Total Purchased Options Outstanding (0.0%) (Cost $ 394)		48
Total Investments (100.4%) (Cost $103,236) (f)(g)(h)		123,130
Liabilities in Excess of Other Assets (-0.4%)		(491)
Net Assets (100.0%)		$122,639

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

At March 31, 2019, the Fund held fair valued securities valued at approximately $286,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(c)	Security has been deemed illiquid at March 31, 2019.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2019, amounts to approximately $286,000 and represents 0.2% of net assets.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $33,077,000 and 27.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,880,000 and the aggregate gross unrealized depreciation is approximately $986,000, resulting in net unrealized appreciation of approximately $19,894,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	21,248,072	21,248	$37	$109	$(72)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	28,325,392	28,325	2	138	(136)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	25,081,610	25,082	9	147	(138)
							$48	$394	$(346)

CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	22.9%
Software	20.6
Other*	19.5
Textiles, Apparel & Luxury Goods	12.5
Road & Rail	8.5
Capital Markets	5.6
Information Technology Services	5.4
Commercial Services & Supplies	5.0
Total Investments	100.0%

   *  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (93.7%)
China (17.5%)
Alibaba Group Holding Ltd. ADR (a)	8,891	$1,622
Tencent Holdings Ltd. ADR	31,794	1,462
		3,084
Ireland (4.8%)
Ryanair Holdings PLC ADR (a)	11,180	838

Spain (2.2%)
Banco Santander SA ADR	85,136	394

Taiwan (6.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,135	1,071

United Kingdom (6.6%)
Diageo PLC ADR	7,150	1,170

United States (56.5%)
Diamondback Energy, Inc.	5,466	555
Estee Lauder Cos., Inc. (The), Class A	3,983	659
Extra Space Storage, Inc. REIT	7,751	790
Goldman Sachs Group, Inc. (The)	533	102
International Flavors & Fragrances, Inc.	3,291	424
JPMorgan Chase & Co.	8,542	865
Mastercard, Inc., Class A	6,861	1,615
Microsoft Corp.	10,525	1,241
NextEra Energy, Inc.	3,701	716
Northern Trust Corp.	6,888	623
Starbucks Corp.	10,173	756
SVB Financial Group (a)	3,695	822
VMware, Inc., Class A	4,166	752
		9,920
Total Common Stocks (Cost $14,744)		16,477
Investment Companies (5.4%)
iShares Europe ETF	1,892	82
Vanguard FTSE Europe ETF	16,032	859
Total Investment Companies (Cost $911)		941

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $104)	103,777	104
Total Investments (99.7%) (Cost $15,759) (c)(d)		17,522
Other Assets in Excess of Liabilities (0.3%)		44
Net Assets (100.0%)		$17,566

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,186,000 and the aggregate gross unrealized depreciation is approximately $423,000, resulting in net unrealized appreciation of approximately $1,763,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.8%
Interactive Media & Services	17.6
Banks	11.9
Software	11.4
Information Technology Services	9.2
Beverages	6.7
Semiconductors & Semiconductor Equipment	6.1
Investment Companies	5.3
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (94.9%)
Australia (1.2%)
GPT Group (The) REIT	5,051	$22
Scentre Group REIT	13,064	38
		60
Canada (0.3%)
RioCan Real Estate Investment Trust REIT	820	16

Finland (0.3%)
Citycon OYJ	1,332	14

France (7.1%)
Gecina SA REIT	464	69
ICADE REIT	95	8
Klepierre SA REIT	6,012	211
Unibail-Rodamco-Westfield REIT	392	64
		352
Hong Kong (20.9%)
CK Asset Holdings Ltd.	1,895	17
Hongkong Land Holdings Ltd.	35,479	253
Hysan Development Co., Ltd.	11,900	64
Link REIT	4,875	57
Mandarin Oriental International Ltd.	58,076	113
New World Development Co., Ltd.	9,836	16
Sino Land Co., Ltd.	9,782	19
Sun Hung Kai Properties Ltd.	16,049	275
Swire Properties Ltd.	39,663	171
Wharf Real Estate Investment Co., Ltd.	5,897	44
		1,029
Ireland (0.5%)
Green REIT PLC	13,368	23

Japan (4.0%)
GLP J-REIT	1	1
Mitsubishi Estate Co., Ltd.	4,727	86
Mitsui Fudosan Co., Ltd.	3,312	83
Nippon Building Fund, Inc. REIT	4	27
		197
Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	2,272	66

Norway (0.2%)
Entra ASA	730	11

Singapore (0.3%)
CapitaLand Ltd.	3,032	8
UOL Group Ltd.	917	5
		13
Spain (1.4%)
Inmobiliaria Colonial Socimi SA REIT	1,049	11

Merlin Properties Socimi SA REIT	4,308	56
		67
Sweden (0.3%)
Hufvudstaden AB, Class A	1,004	17

United Kingdom (9.0%)
British Land Co., PLC (The) REIT	11,424	88
Derwent London PLC REIT	1,970	83
Great Portland Estates PLC REIT	9,563	93
Hammerson PLC REIT	2,524	11
Land Securities Group PLC REIT	12,499	149
St. Modwen Properties PLC	1,014	5
Urban & Civic PLC	3,794	13
		442
United States (48.1%)
American Homes 4 Rent, Class A REIT	834	19
Apartment Investment & Management Co., Class A REIT	744	37
AvalonBay Communities, Inc. REIT	586	118
Boston Properties, Inc. REIT	1,420	190
Brixmor Property Group, Inc. REIT	3,742	69
Camden Property Trust REIT	151	15
Columbia Property Trust, Inc. REIT	448	10
CubeSmart REIT	31	1
DiamondRock Hospitality Co. REIT	3,960	43
Equity Residential REIT	1,369	103
Essex Property Trust, Inc. REIT	91	26
Federal Realty Investment Trust REIT	184	25
HCP, Inc. REIT	160	5
Healthcare Realty Trust, Inc. REIT	540	17
Host Hotels & Resorts, Inc. REIT	6,351	120
Hudson Pacific Properties, Inc. REIT	1,479	51
JBG SMITH Properties REIT	767	32
Life Storage, Inc. REIT	237	23
Macerich Co. (The) REIT	4,705	204
Mack-Cali Realty Corp. REIT	3,421	76
Mid-America Apartment Communities, Inc. REIT	114	13
Paramount Group, Inc. REIT	2,675	38
Pennsylvania Real Estate Investment Trust REIT	1,014	6
ProLogis, Inc. REIT	549	40
Public Storage REIT	53	12
QTS Realty Trust, Inc., Class A REIT	275	12
Regency Centers Corp. REIT	1,346	91
RLJ Lodging Trust REIT	3,129	55
Simon Property Group, Inc. REIT	1,812	330
SITE Centers Corp. REIT	464	6
SL Green Realty Corp. REIT	3,603	324
Sunstone Hotel Investors, Inc. REIT	3,757	54
Vornado Realty Trust REIT	3,081	208
		2,373
Total Common Stocks (Cost $4,675)		4,680

Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $180)	179,643	180

Total Investments (98.6%) (Cost $4,855) (b)(c)(d)	4,860
Other Assets in Excess of Liabilities (1.4%)	69
Net Assets (100.0%)	$4,929

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(c)

The approximate fair value and percentage of net assets, $2,227,000 and 45.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $235,000 and the aggregate gross unrealized depreciation is approximately $230,000, resulting in net unrealized appreciation of approximately $5,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	30.7%
Retail	24.9
Office	24.0
Lodging/Resorts	7.9
Residential	6.8
Other*	5.7
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Brazil (1.0%)
Cia Energetica de Minas Gerais ADR	27,806	$99

China (15.8%)
Alibaba Group Holding Ltd. ADR (a)	2,926	534
NetEase, Inc. ADR	1,209	292
TAL Education Group ADR (a)	3,588	129
Tencent Holdings Ltd. ADR	13,046	600
Tencent Music Entertainment Group ADR (a)	2,781	50
		1,605
France (4.1%)
LVMH Moet Hennessy Louis Vuitton SE	1,136	419

Ireland (3.3%)
Ryanair Holdings PLC ADR (a)	4,517	338

Panama (2.7%)
Copa Holdings SA, Class A	3,369	272

Spain (3.0%)
Banco Santander SA ADR	66,243	307

Switzerland (1.7%)
Logitech International SA (Registered)	2,396	94
UBS Group AG (Registered) (a)	6,135	75
		169
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,815	279

United Kingdom (7.4%)
Diageo PLC ADR	3,532	578
Royal Dutch Shell PLC ADR	2,824	177
		755
United States (55.8%)
Ameriprise Financial, Inc.	1,712	219
Apple, Inc.	2,196	417
Cigna Corp. (a)	1,640	264
Comcast Corp., Class A	4,427	177
Constellation Brands, Inc., Class A	778	136
CVS Health Corp.	1,287	69
Danaher Corp.	2,239	296
Diamondback Energy, Inc.	1,837	186
Emerson Electric Co.	3,678	252
Essex Property Trust, Inc. REIT	580	168
Estee Lauder Cos., Inc. (The), Class A	1,359	225
Extra Space Storage, Inc. REIT	1,456	148
JPMorgan Chase & Co.	3,568	361
Lennar Corp., Class A	2,131	105
Mastercard, Inc., Class A	2,837	668
McDonald’s Corp.	737	140
Microsoft Corp.	2,583	305
Monster Beverage Corp. (a)	948	52
National Oilwell Varco, Inc.	1,197	32

NextEra Energy, Inc.	1,012	196
Northern Trust Corp.	2,015	182
Northrop Grumman Corp.	820	221
Palo Alto Networks, Inc. (a)	646	157
Starbucks Corp.	769	57
SVB Financial Group (a)	1,056	235
Target Corp.	827	66
VMware, Inc., Class A	1,852	334
		5,668
Total Common Stocks (Cost $8,355)		9,911
Investment Company (1.4%)
Vanguard FTSE Europe ETF (Cost $142)	2,612	140
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $162)	162,048	162
Total Investments (100.6%) (Cost $8,659) (c)(d)(e)		10,213
Liabilities in Excess of Other Assets (-0.6%)		(60)
Net Assets (100.0%)		$10,153

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $419,000 and 4.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,783,000 and the aggregate gross unrealized depreciation is approximately $229,000, resulting in net unrealized appreciation of approximately $1,554,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.4%
Banks	8.9
Interactive Media & Services	8.7
Software	7.8
Beverages	7.5
Information Technology Services	6.5
Airlines	6.0
Internet & Direct Marketing Retail	5.2
Tech Hardware, Storage & Peripherals	5.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Counterpoint Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (96.5%)
Argentina (0.3%)
Globant SA (a)	319	$23

Australia (0.6%)
Bellamy’s Australia Ltd. (a)	338	3
Brookfield Infrastructure Partners LP	600	25
Cochlear Ltd.	99	12
		40
Brazil (0.4%)
B3 SA - Brasil Bolsa Balcao	1,510	12
Magazine Luiza SA	228	10
Smiles Fidelidade SA	224	3
		25
Canada (4.6%)
Brookfield Asset Management, Inc., Class A	1,390	65
Canadian National Railway Co.	59	5
Canadian National Railway Co.	1,175	105
Colliers International Group, Inc.	110	8
Constellation Software, Inc.	97	82
Shopify, Inc., Class A (a)	282	58
		323
China (8.8%)
Alibaba Group Holding Ltd. ADR (a)	163	30
China Resources Beer Holdings Co., Ltd. (b)	10,000	42
Ctrip.com International Ltd. ADR (a)	1,006	44
Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,700	87
Hangzhou Tigermed Consulting Co. Ltd., Class A	800	8
Huazhu Group Ltd. ADR	842	35
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3,000	13
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,920	19
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	2,600	51
Kweichow Moutai Co., Ltd., Class A	200	25
Meituan Dianping, Class B (a)(b)	3,100	21
NIO, Inc. ADR (a)	823	4
Shenzhou International Group Holdings Ltd. (b)	2,000	27
Suofeiya Home Collection Co., Ltd., Class A	1,700	6
TAL Education Group ADR (a)	4,780	172
Tencent Holdings Ltd. (b)	600	28
		612
Denmark (2.1%)
Chr Hansen Holding A/S	373	38
DSV A/S	1,282	106
		144
France (5.7%)
Christian Dior SE	200	95
Danone SA	126	10
EssilorLuxottica SA	411	45
Getlink SE	2,001	31
Hermes International	242	160
L’Oreal SA	63	17

LVMH Moet Hennessy Louis Vuitton SE	38	14
Pernod Ricard SA	73	13
Remy Cointreau SA	85	11
		396
Germany (0.6%)
Adidas AG	21	5
GRENKE AG	28	2
Nemetschek SE	16	3
Rational AG	11	7
Zalando SE (a)	671	26
		43
Hong Kong (1.3%)
AIA Group Ltd.	3,800	38
Haidilao International Holding Ltd. (a)	6,000	19
Haidilao International Holding Ltd. (a)(c)	11,000	35
		92
India (2.9%)
HDFC Bank Ltd. ADR	1,771	205

Israel (0.1%)
Wix.com Ltd. (a)	48	6

Italy (1.9%)
Brunello Cucinelli SpA	651	22
Moncler SpA	2,757	112
		134
Japan (1.2%)
Calbee, Inc.	1,300	35
Nihon M&A Center, Inc.	600	16
Pigeon Corp.	700	29
Yume No Machi Souzou Iinkai Co. Ltd.	200	3
		83
Korea, Republic of (0.6%)
NAVER Corp.	367	40

Mexico (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,210	36

Netherlands (0.8%)
Adyen N.V. (a)	67	53

New Zealand (0.5%)
Ryman Healthcare Ltd.	759	6
Xero Ltd. (a)	894	31
		37
Philippines (0.1%)
Jollibee Foods Corp.	1,390	8

South Africa (0.1%)
MultiChoice Group Ltd. (a)	17	—	@
Naspers Ltd., Class N	17	4
		4

Spain (0.4%)
Aena SME SA	166	30

Sweden (0.6%)
AddLife AB, Class B	110	3
Cellavision AB	92	3
Vitrolife AB	1,502	34
		40
Switzerland (0.4%)
Kuehne & Nagel International AG (Registered)	108	15
Schindler Holding AG	53	11
		26
Taiwan (0.7%)
Nien Made Enterprise Co., Ltd.	1,000	9
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	24
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	426	17
		50
Turkey (0.0%)
Ulker Biskuvi Sanayi AS	615	2

United Kingdom (4.1%)
AO World PLC (a)	1,308	2
ASA International Group PLC (a)	766	4
Atlassian Corp., PLC, Class A (a)	53	6
Compass Group PLC	726	17
Diageo PLC	529	22
Fevertree Drinks PLC	1,365	54
Halma PLC	100	2
Just Eat PLC (a)	729	7
Melrose Industries PLC	2,018	5
Metro Bank PLC (a)	310	3
Reckitt Benckiser Group PLC	539	45
Rentokil Initial PLC	14,332	66
Rightmove PLC	7,059	47
Victoria PLC (a)	1,085	6
		286
United States (57.2%)
Adobe, Inc. (a)	276	74
Agios Pharmaceuticals, Inc. (a)	16	1
Alnylam Pharmaceuticals, Inc. (a)	84	8
Alphabet, Inc., Class C (a)	81	95
Amazon.com, Inc. (a)	172	306
Anaplan, Inc. (a)	153	6
Angi Homeservices, Inc., Class A (a)	345	5
Appfolio, Inc., Class A (a)	113	9
Appian Corp. (a)	95	3
Autodesk, Inc. (a)	36	6
Avalara, Inc. (a)	199	11
Ball Corp.	192	11
Bellicum Pharmaceuticals, Inc. (a)	117	—	@
Bluebird Bio, Inc. (a)	11	2

Boeing Co. (The)	31	12
Booking Holdings, Inc. (a)	40	70
Brown-Forman Corp., Class B	222	12
Carvana Co. (a)	653	38
CEVA, Inc. (a)	191	5
Chegg, Inc. (a)	179	7
Cimpress N.V. (a)	45	4
Copart, Inc. (a)	737	45
Coupa Software, Inc. (a)	952	87
Covetrus, Inc. (a)	1,005	32
Danaher Corp.	45	6
DexCom, Inc. (a)	370	44
Ecolab, Inc.	202	36
Editas Medicine, Inc. (a)	147	4
Elanco Animal Health, Inc. (a)	637	20
Elastic N.V. (a)	492	39
EPAM Systems, Inc. (a)	701	119
Estee Lauder Cos., Inc. (The), Class A	104	17
Etsy, Inc. (a)	86	6
EVI Industries, Inc.	164	6
Exact Sciences Corp. (a)	65	6
Facebook, Inc., Class A (a)	313	52
Farfetch Ltd., Class A (a)	2,494	67
Fortive Corp.	66	6
Gartner, Inc. (a)	406	62
GrubHub, Inc. (a)	199	14
GTT Communications, Inc. (a)	481	17
Guardant Health, Inc. (a)	429	33
Guidewire Software, Inc. (a)	62	6
HealthEquity, Inc. (a)	966	71
HEICO Corp.	90	9
HEICO Corp., Class A	457	38
Hershey Co. (The)	100	11
IAC/InterActiveCorp (a)	100	21
Illumina, Inc. (a)	186	58
Inspire Medical Systems, Inc. (a)	572	32
Installed Building Products, Inc. (a)	52	2
Instructure, Inc. (a)	140	7
Intellia Therapeutics, Inc. (a)	170	3
Intersect ENT, Inc. (a)	188	6
Intrexon Corp. (a)	213	1
Intuit, Inc.	22	6
Intuitive Surgical, Inc. (a)	250	143
Invitae Corp. (a)	125	3
LendingTree, Inc. (a)	18	6
LivaNova PLC (a)	203	20
LiveRamp Holdings, Inc. (a)	445	24
MakeMyTrip Ltd. (a)	649	18
MarketAxess Holdings, Inc.	16	4
Martin Marietta Materials, Inc.	166	33
Mastercard, Inc., Class A	341	80
Match Group, Inc.	70	4
McCormick & Co., Inc.	81	12
MercadoLibre, Inc. (a)	234	119
Moderna, Inc. (a)	267	5
MongoDB, Inc. (a)	794	117
MSCI, Inc.	234	47
NanoString Technologies, Inc. (a)	1,314	31
Nektar Therapeutics (a)	25	1
Netflix, Inc. (a)	120	43
NVIDIA Corp.	36	6

Okta, Inc. (a)	563	47
Overstock.com, Inc. (a)	1,119	19
Penumbra, Inc. (a)	285	42
Quotient Ltd. (a)	690	6
Redfin Corp. (a)	315	6
Rollins, Inc.	1,554	65
S&P Global, Inc.	218	46
salesforce.com, Inc. (a)	388	61
ServiceMaster Global Holdings, Inc. (a)	835	39
ServiceNow, Inc. (a)	525	129
Sherwin-Williams Co. (The)	26	11
Shockwave Medical, Inc. (a)	92	3
Smartsheet, Inc., Class A (a)	1,529	62
Spotify Technology SA (a)	812	113
Square, Inc., Class A (a)	699	52
SS&C Technologies Holdings, Inc.	81	5
STAAR Surgical Co. (a)	23	1
Starbucks Corp.	715	53
Stitch Fix, Inc., Class A (a)	363	10
Trade Desk, Inc. (The), Class A (a)	31	6
Trupanion, Inc. (a)	267	9
Twilio, Inc., Class A (a)	446	58
Twitter, Inc. (a)	3,050	100
Tyler Technologies, Inc. (a)	17	3
Ubiquiti Networks, Inc.	31	5
Ultimate Software Group, Inc. (The) (a)	18	6
Union Pacific Corp.	604	101
United Technologies Corp.	89	11
UnitedHealth Group, Inc.	46	11
Upwork, Inc. (a)	331	6
Vail Resorts, Inc.	85	18
Veeva Systems, Inc., Class A (a)	715	91
Verisk Analytics, Inc.	258	34
Visa, Inc., Class A	325	51
Vulcan Materials Co.	143	17
Walt Disney Co. (The)	541	60
Waste Connections, Inc.	399	35
Waste Management, Inc.	335	35
Wayfair, Inc., Class A (a)	139	21
Workday, Inc., Class A (a)	460	89
XPO Logistics, Inc. (a)	117	6
Zendesk, Inc. (a)	77	7
Zillow Group, Inc., Class A (a)	259	9
Zillow Group, Inc., Class C (a)	398	14
Zoetis, Inc.	209	21
		3,984
Total Common Stocks (Cost $5,994)		6,722

Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $317)	316,714	317
Total Investments Excluding Purchased Options (101.1%) (Cost $6,311)		7,039
Total Purchased Options Outstanding (0.0%) (Cost $19)		3
Total Investments (101.1%) (Cost $6,330) (e)(f)(g)		7,042
Liabilities in Excess of Other Assets (-1.1%)		(79)
Net Assets (100.0%)		$6,963

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $1,767,000 and 25.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $888,000 and the aggregate gross unrealized depreciation is approximately $176,000, resulting in net unrealized appreciation of approximately $712,000.

ADR	— American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	8.03	Oct-19	1,157,619	1,158	$1		$7	$(6)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan-20	1,200,000	1,200	2		5	(3)
Royal Bank of Scotland	USD/CNH	CNH	7.57	Jul-19	1,647,300	1,647	—	@	7	(7)
							$3		$19	$(16)

@           Value is less than $500.

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	54.6%
Internet & Direct Marketing Retail	11.2
Software	10.9
Information Technology Services	10.6
Textiles, Apparel & Luxury Goods	6.8
Interactive Media & Services	5.9
Total Investments	100.0%

*     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
France (6.6%)
L’Oreal SA	208,292	$56,059
Pernod Ricard SA	296,880	53,323
		109,382
Germany (5.1%)
SAP SE	724,426	83,703

Italy (1.1%)
Davide Campari-Milano SpA	1,896,073	18,634

Netherlands (3.7%)
Heineken N.V.	569,367	60,149

United Kingdom (22.3%)
British American Tobacco PLC	1,309,095	54,616
Experian PLC	1,389,207	37,641
Reckitt Benckiser Group PLC	1,667,869	138,980
RELX PLC	1,789,144	38,317
RELX PLC (a)	691,912	14,796
Unilever PLC	1,425,466	81,756
		366,106
United States (56.9%)
Abbott Laboratories	667,061	53,325
Accenture PLC, Class A	449,522	79,125
Automatic Data Processing, Inc.	353,358	56,445
Baxter International, Inc.	863,407	70,204
Becton Dickinson & Co.	109,261	27,286
Church & Dwight Co., Inc.	296,000	21,084
Clorox Co. (The)	88,436	14,190
Coca-Cola Co. (The)	1,148,502	53,819
Danaher Corp.	447,556	59,086
Factset Research Systems, Inc.	97,476	24,200
Fidelity National Information Services, Inc.	297,211	33,615
Fox Corp., Class A (a)	383,755	14,088
Fox Corp., Class B (a)	319,567	11,466
Microsoft Corp.	991,442	116,931
Moody’s Corp.	114,307	20,700
NIKE, Inc., Class B	374,205	31,512
Philip Morris International, Inc.	1,243,348	109,899
Visa, Inc., Class A	521,243	81,413
Walt Disney Co. (The)	12,326	1,368
Zoetis, Inc.	550,859	55,455
		935,211
Total Common Stocks (Cost $1,228,460)		1,573,185

Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $76,907)	76,907,143	76,907
Total Investments (100.4%) (Cost $1,305,367) (c)(d)(e)		1,650,092
Liabilities in Excess of Other Assets (-0.4%)		(5,970)
Net Assets (100.0%)		$1,644,122

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $20,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $637,974,000 and 38.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $361,457,000 and the aggregate gross unrealized depreciation is approximately $16,732,000, resulting in net unrealized appreciation of approximately $344,725,000.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	15.2%
Other*	14.3
Health Care Equipment & Supplies	12.7
Software	12.1
Beverages	11.3
Household Products	10.6
Tobacco	10.0
Personal Products	8.3
Professional Services	5.5
Total Investments	100.0%

*     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Australia (5.4%)
APA Group	310,772	$2,208
Atlas Arteria Ltd.	587,554	3,020
Sydney Airport	667,278	3,525
Transurban Group	1,035,806	9,717
		18,470
Brazil (0.3%)
Energisa SA (Units) (a)	103,700	1,074

Canada (16.0%)
Enbridge, Inc.	504,525	18,273
Hydro One Ltd. (b)	1,013,686	15,747
Pembina Pipeline Corp.	216,798	7,964
TransCanada Corp.	293,722	13,192
		55,176
China (2.2%)
China Gas Holdings Ltd. (c)	1,454,600	5,114
ENN Energy Holdings Ltd. (c)	271,000	2,624
		7,738
France (6.5%)
Aeroports de Paris	12,430	2,405
Getlink SE	450,050	6,829
Vinci SA	134,810	13,122
		22,356
Hong Kong (0.6%)
China Everbright International Ltd.	1,938,000	1,970

India (1.2%)
Azure Power Global Ltd. (d)	368,092	4,148

Italy (2.7%)
Atlantia SpA	152,772	3,964
Infrastrutture Wireless Italiane SpA	58,680	525
Italgas SpA	247,418	1,530
Snam SpA	612,570	3,151
		9,170
Mexico (6.7%)
Promotora y Operadora de Infraestructura SAB de CV	2,313,231	22,937

Netherlands (1.3%)
Koninklijke Vopak N.V.	94,270	4,516

New Zealand (0.4%)
Auckland International Airport Ltd.	254,826	1,414

Spain (8.2%)
Aena SME SA	15,180	2,734
Atlantica Yield PLC	1,057,422	20,577
Ferrovial SA	158,211	3,708

Red Electrica Corp., SA	54,130	1,154
		28,173
Switzerland (0.4%)
Flughafen Zurich AG (Registered)	8,510	1,554

United Kingdom (10.5%)
John Laing Group PLC	1,787,441	8,863
National Grid PLC	1,376,187	15,303
Pennon Group PLC	249,921	2,422
Severn Trent PLC	118,606	3,057
United Utilities Group PLC	595,628	6,329
		35,974
United States (35.2%)
American Electric Power Co., Inc.	4,130	346
American Tower Corp. REIT	133,130	26,234
American Water Works Co., Inc.	64,250	6,699
Atmos Energy Corp.	64,406	6,629
Cheniere Energy, Inc. (d)	78,720	5,381
Consolidated Edison, Inc.	84,020	7,126
Crown Castle International Corp. REIT	111,802	14,311
Edison International	108,267	6,704
Eversource Energy	97,461	6,915
Kinder Morgan, Inc.	535,690	10,719
NiSource, Inc.	125,958	3,610
ONEOK, Inc.	38,640	2,698
Sempra Energy	91,506	11,517
Targa Resources Corp.	40,770	1,694
Williams Cos., Inc. (The)	365,833	10,507
Xcel Energy, Inc.	3,080	173
		121,263
Total Common Stocks (Cost $276,031)		335,933

Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	10,284,114	10,284

	Face Amount (000)	Value (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $666; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $679)	$666	666
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $1,587; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $1,619)	1,587	1,587

Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $571; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $583)	571	571
		2,824
Total Securities held as Collateral on Loaned Securities (Cost $13,108)		13,108

	Shares	Value (000)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $6,727)	6,727,058	6,727
Total Short-Term Investments (Cost $19,835)		19,835
Total Investments (103.4%) (Cost $295,866) Including $13,773 of Securities Loaned (f)(g)(h)		355,768
Liabilities in Excess of Other Assets (-3.4%)		(11,684)
Net Assets (100.0%)		$344,084

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $13,773,000 and $14,268,000, respectively. The Fund received cash collateral of approximately $13,321,000, of which approximately $13,108,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $213,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $947,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $110,758,000 and 32.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(h)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $63,161,000 and the aggregate gross unrealized depreciation is approximately $3,259,000, resulting in net unrealized appreciation of approximately $59,902,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	32.5%
Electricity Transmission & Distribution	15.9
Toll Roads	13.6
Communications	12.0
Diversified	7.5
Renewables	7.2
Water	6.0
Other**	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (92.8%)
Argentina (0.9%)
Globant SA (a)	388,683	$27,752

China (12.4%)
China Resources Beer Holdings Co., Ltd. (b)	6,791,333	28,589
Ctrip.com International Ltd. ADR (a)	855,487	37,376
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,065,576	52,564
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,907,647	37,099
Meituan Dianping, Class B (a)(b)	3,037,700	20,507
TAL Education Group ADR (a)	5,462,867	197,100
		373,235
Denmark (4.4%)
DSV A/S	1,602,645	132,626

France (3.4%)
Hermes International	151,627	100,206

Hong Kong (0.9%)
Haidilao International Holding Ltd. (a)	4,358,000	13,944
Haidilao International Holding Ltd. (a)(c)	3,958,000	12,665
		26,609
India (4.6%)
HDFC Bank Ltd.	4,105,694	137,181

Italy (3.8%)
Moncler SpA	2,842,757	114,903

Japan (4.8%)
Calbee, Inc.	1,545,100	41,668
Keyence Corp.	124,400	77,721
Nihon M&A Center, Inc.	921,900	25,329
		144,718
Korea, Republic of (0.8%)
NAVER Corp.	212,258	23,222

Switzerland (0.9%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	356	27,860

United Kingdom (3.5%)
Fevertree Drinks PLC	1,432,462	56,573
Reckitt Benckiser Group PLC	562,348	46,859
		103,432
United States (52.3%)
Adobe, Inc. (a)	441,537	117,665
Agilon Health Topco, Inc. (acquisition cost — $11,376; acquired 11/7/18) (a)(d)(e)(f)	30,083	11,376
Alphabet, Inc., Class C (a)	120,206	141,039
Amazon.com, Inc. (a)	121,121	215,686
Booking Holdings, Inc. (a)	58,410	101,920
EPAM Systems, Inc. (a)	669,057	113,158
Facebook, Inc., Class A (a)	654,211	109,051
GrubHub, Inc. (a)	340,604	23,662
Martin Marietta Materials, Inc.	219,768	44,213

Mastercard, Inc., Class A	902,820	212,569
salesforce.com, Inc. (a)	457,362	72,432
ServiceNow, Inc. (a)	487,704	120,214
Spotify Technology SA (a)	210,843	29,265
Starbucks Corp.	572,322	42,546
Visa, Inc., Class A	891,818	139,293
Vulcan Materials Co.	399,769	47,333
Zillow Group, Inc., Class A (a)	599,405	20,500
Zillow Group, Inc., Class C (a)	177,787	6,176
		1,568,098
Total Common Stocks (Cost $1,966,975)		2,779,842

Preferred Stocks (0.6%)
United States (0.6%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $1,594; acquired 4/16/14)	39,153	4,990
Magic Leap Series C (a)(d)(e)(f) (acquisition cost — $3,175; acquired 12/22/15)	137,829	3,721
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost — $8,232; acquired 12/3/15)	168,793	9,000
Total Preferred Stocks (Cost $13,001)		17,711

Short-Term Investment (6.7%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $199,973)	199,973,171	199,973
Total Investments Excluding Purchased Options (100.1%) (Cost $2,179,949)		2,997,526
Total Purchased Options Outstanding (0.0%) (Cost $8,041)		1,064
Total Investments (100.1%) (Cost $2,187,990) (h)(i)(j)		2,998,590
Liabilities in Excess of Other Assets (-0.1%)		(1,514)
Net Assets (100.0%)		$2,997,076

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at March 31, 2019.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2019 amounts to approximately $29,087,000 and represents 1.0% of net assets.

(f)

At March 31, 2019, the Fund held fair valued securities valued at approximately $29,087,000, representing 1.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $93,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $798,390,000 and 26.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(j)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $863,608,000 and the aggregate gross unrealized depreciation is approximately $53,008,000, resulting in net unrealized appreciation of approximately $810,600,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	491,307,627	491,308	$863	$2,515	$(1,652)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	583,418,790	583,419	37	2,843	(2,806)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	456,373,516	456,374	164	2,683	(2,519)
							$1,064	$8,041	$(6,977)

CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.0%
Information Technology Services	15.5
Internet & Direct Marketing Retail	13.8
Software	11.3
Interactive Media & Services	10.0
Textiles, Apparel & Luxury Goods	7.2
Short-Term Investments	6.6
Diversified Consumer Services	6.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (104.7%)
Australia (3.9%)
Dexus REIT	617,683	$5,586
Goodman Group REIT	701,869	6,649
GPT Group (The) REIT	1,100,961	4,851
Mirvac Group REIT	1,594,789	3,108
Scentre Group REIT	2,750,984	8,047
Stockland REIT	803,671	2,199
Vicinity Centres REIT	2,097,623	3,870
		34,310
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	304,568	1,138

Canada (2.0%)
Boardwalk REIT	5,311	162
Crombie Real Estate Investment Trust REIT	125,362	1,335
First Capital Realty, Inc.	392,522	6,286
H&R Real Estate Investment Trust REIT	91,133	1,597
RioCan Real Estate Investment Trust REIT	366,633	7,262
SmartCentres Real Estate Investment Trust REIT	32,494	851
		17,493
China (1.2%)
China Overseas Land & Investment Ltd. (b)	1,052,000	4,001
China Resources Land Ltd. (b)	686,000	3,076
Country Garden Holdings Co., Ltd. (b)	187,000	292
Guangzhou R&F Properties Co., Ltd. H Shares (b)	88,000	190
Longfor Group Holdings Ltd. (b)	816,000	2,874
		10,433
Finland (0.2%)
Kojamo Oyj	143,125	1,723

France (5.4%)
Carmila SA REIT	49,780	951
Covivio REIT	25,982	2,759
Gecina SA REIT	48,359	7,158
ICADE REIT	32,556	2,755
Klepierre SA REIT	501,129	17,552
Mercialys SA REIT	193,240	2,711
Unibail-Rodamco-Westfield REIT	80,267	13,158
		47,044
Germany (2.7%)
ADO Properties SA	27,328	1,554
Alstria Office AG REIT	160,095	2,604
Deutsche EuroShop AG	19,005	576
Deutsche Wohnen SE	122,787	5,957
LEG Immobilien AG	13,352	1,639
Vonovia SE	218,187	11,310
		23,640
Hong Kong (11.7%)
Champion REIT	2,087,000	1,808
CK Asset Holdings Ltd.	822,500	7,313

Henderson Land Development Co., Ltd.	310,238	1,972
Hongkong Land Holdings Ltd.	2,114,200	15,048
Hysan Development Co., Ltd.	488,014	2,614
Link REIT	1,996,775	23,349
New World Development Co., Ltd.	2,859,758	4,743
Sino Land Co., Ltd.	1,771,048	3,424
Sun Hung Kai Properties Ltd.	1,223,867	20,999
Swire Properties Ltd.	2,844,300	12,237
Wharf Holdings Ltd. (The)	431,763	1,303
Wharf Real Estate Investment Co., Ltd.	1,109,075	8,257
		103,067
Ireland (0.6%)
Green REIT PLC	1,747,221	2,943
Hibernia REIT PLC	1,246,632	1,869
		4,812
Japan (10.9%)
Activia Properties, Inc. REIT	377	1,566
Advance Residence Investment Corp. REIT	1,036	2,887
Daiwa House Investment Corp. REIT	173	384
Frontier Real Estate Investment Corp. REIT	251	1,053
GLP J-REIT	3,177	3,406
Hulic Co., Ltd.	103,600	1,018
Hulic REIT, Inc.	397	676
Invincible Investment Corp. REIT	972	476
Japan Hotel REIT Investment Corp.	3,414	2,753
Japan Real Estate Investment Corp. REIT	1,283	7,563
Japan Retail Fund Investment Corp. REIT	2,314	4,652
Kenedix Office Investment Corp. REIT	219	1,521
Mitsubishi Estate Co., Ltd.	922,000	16,745
Mitsui Fudosan Co., Ltd.	590,200	14,870
Mori Trust Sogo Reit, Inc.	929	1,444
Nippon Building Fund, Inc. REIT	1,381	9,350
Nippon Prologis, Inc. REIT	1,279	2,722
Nomura Real Estate Master Fund, Inc. REIT	3,532	5,205
Orix, Inc. J-REIT	637	1,093
Premier Investment Corp. REIT	1,192	1,503
Sumitomo Realty & Development Co., Ltd.	260,700	10,818
United Urban Investment Corp. REIT	2,681	4,234
		95,939
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	12,867,024	14

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	139,081	4,015
NSI N.V. REIT	13,155	559
Wereldhave N.V. REIT	28,295	774
		5,348
Norway (0.4%)
Entra ASA	223,267	3,371
Norwegian Property ASA	415,440	523
		3,894

Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	805,600	1,732
CapitaLand Commercial Trust REIT	1,267,295	1,817
CapitaLand Mall Trust REIT	1,653,900	2,906
Mapletree Industrial Trust REIT	275,100	426
Mapletree Logistics Trust REIT	571,100	616
Suntec Real Estate Investment Trust REIT	340,000	490
UOL Group Ltd.	193,076	994
		8,981
Spain (1.0%)
Inmobiliaria Colonial Socimi SA REIT	244,701	2,517
Merlin Properties Socimi SA REIT	502,198	6,573
		9,090
Sweden (0.7%)
Atrium Ljungberg AB, Class B	80,095	1,369
Castellum AB	51,474	999
Hufvudstaden AB, Class A	166,885	2,896
Kungsleden AB	125,577	999
		6,263
Switzerland (0.2%)
PSP Swiss Property AG (Registered)	17,121	1,860

United Kingdom (5.4%)
British Land Co., PLC (The) REIT	1,615,271	12,397
Capital & Counties Properties PLC	378,804	1,189
Derwent London PLC REIT	112,523	4,724
Grainger PLC	378,825	1,167
Great Portland Estates PLC REIT	413,078	4,019
Hammerson PLC REIT	459,140	2,012
Intu Properties PLC REIT	458,898	638
Land Securities Group PLC REIT	1,152,895	13,733
LXB Retail Properties PLC (a)	1,800,925	37
Segro PLC REIT	256,504	2,251
Shaftesbury PLC REIT	41,909	481
St. Modwen Properties PLC	341,001	1,764
Urban & Civic PLC	853,065	3,034
Workspace Group PLC REIT	15,271	194
		47,640
United States (56.7%)
Alexandria Real Estate Equities, Inc. REIT	46,055	6,566
American Campus Communities, Inc. REIT	106,870	5,085
American Homes 4 Rent, Class A REIT	406,992	9,247
Apartment Investment & Management Co., Class A REIT	46,849	2,356
AvalonBay Communities, Inc. REIT	138,692	27,840
Boston Properties, Inc. REIT	221,812	29,696
Brandywine Realty Trust REIT	35,978	571
Brixmor Property Group, Inc. REIT	590,707	10,851
Camden Property Trust REIT	106,955	10,856
Chesapeake Lodging Trust REIT	193,470	5,380
Columbia Property Trust, Inc. REIT	308,037	6,934
Corporate Office Properties Trust REIT	60,473	1,651
Cousins Properties, Inc. REIT	255,308	2,466
CubeSmart REIT	266,274	8,532
DiamondRock Hospitality Co. REIT	818,350	8,863
Digital Realty Trust, Inc. REIT	95,540	11,369
Duke Realty Corp. REIT	94,550	2,891
Equity Residential REIT	215,769	16,252

Essex Property Trust, Inc. REIT	27,182	7,862
Exeter Industrial Value Fund, LP (a)(c)(d)(e)	1,860,000	126
Extra Space Storage, Inc. REIT	46,805	4,770
Gaming and Leisure Properties, Inc. REIT	126,270	4,870
HCP, Inc. REIT	83,774	2,622
Healthcare Realty Trust, Inc. REIT	415,290	13,335
Healthcare Trust of America, Inc., Class A REIT	139,249	3,981
Host Hotels & Resorts, Inc. REIT	1,059,794	20,030
Hudson Pacific Properties, Inc. REIT	198,936	6,847
Invitation Homes, Inc. REIT	420,600	10,233
JBG SMITH Properties REIT	97,549	4,034
Kilroy Realty Corp. REIT	48,807	3,707
Lexington Realty Trust REIT	183,560	1,663
Life Storage, Inc. REIT	17,924	1,744
Macerich Co. (The) REIT	566,092	24,540
Mack-Cali Realty Corp. REIT	303,417	6,736
Mid-America Apartment Communities, Inc. REIT	49,953	5,461
Paramount Group, Inc. REIT	773,385	10,974
ProLogis, Inc. REIT	413,973	29,785
Public Storage REIT	45,390	9,885
QTS Realty Trust, Inc., Class A REIT	37,669	1,695
Regency Centers Corp. REIT	234,452	15,823
RLJ Lodging Trust REIT	690,692	12,136
Simon Property Group, Inc. REIT	305,636	55,690
SL Green Realty Corp. REIT	392,528	35,296
Sunstone Hotel Investors, Inc. REIT	183,560	2,643
Tier REIT, Inc. REIT	171,141	4,905
UDR, Inc. REIT	95,315	4,333
Ventas, Inc. REIT	68,525	4,373
Vornado Realty Trust REIT	245,852	16,580
Welltower, Inc. REIT	63,865	4,956
		499,041
Total Common Stocks (Cost $712,674)		921,730

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $3,987)	3,986,778	3,987
Total Investments (105.2%) (Cost $716,661) (g)(h)(i)		925,717
Liabilities in Excess of Other Assets (-5.2%)		(45,980)
Net Assets (100.0%)		$879,737

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At March 31, 2019, the Fund held fair valued securities valued at approximately $140,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at March 31, 2019.
(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At March 31, 2019, this security had an aggregate market value of approximately $126,000, representing less than 0.05% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $392,024,000 and 44.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(i)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $229,300,000 and the aggregate gross unrealized depreciation is approximately $20,244,000, resulting in net unrealized appreciation of approximately $209,056,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	25.6%
Retail	22.7
Office	19.6
Residential	14.4
Other*	6.8
Lodging/Resorts	5.6
Industrial	5.3
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Canada (2.6%)
Constellation Software, Inc.	588	$498

France (3.6%)
L’Oreal SA	1,686	454
Sanofi	2,640	233
		687
Germany (9.1%)
Bayer AG (Registered)	3,419	221
Henkel AG & Co., KGaA (Preference)	4,675	477
SAP SE	9,285	1,073
		1,771
Hong Kong (1.8%)
AIA Group Ltd.	35,000	349

United Kingdom (19.3%)
Experian PLC	6,091	165
GlaxoSmithKline PLC	31,312	650
Prudential PLC	15,458	310
Reckitt Benckiser Group PLC	16,706	1,392
RELX PLC	18,813	403
RELX PLC (a)	5,964	127
Unilever PLC	12,341	708
		3,755
United States (60.2%)
Abbott Laboratories	8,014	641
Accenture PLC, Class A	5,100	898
Alphabet, Inc., Class A (a)	970	1,142
Amphenol Corp., Class A	1,320	125
Automatic Data Processing, Inc.	2,974	475
Baxter International, Inc.	10,809	879
Becton Dickinson & Co.	1,374	343
Booking Holdings, Inc. (a)	175	305
Cerner Corp. (a)	5,168	296
Church & Dwight Co., Inc.	2,242	160
Clorox Co. (The)	588	94
Coca-Cola Co. (The)	9,177	430
Danaher Corp.	4,691	619
Factset Research Systems, Inc.	1,081	268
Fidelity National Information Services, Inc.	3,324	376
Fox Corp., Class A (a)	3,921	144
Fox Corp., Class B (a)	4,350	156
IPG Photonics Corp. (a)	1,558	236
Medtronic PLC	7,029	640
Microsoft Corp.	10,703	1,262
Moody’s Corp.	812	147
NIKE, Inc., Class B	4,309	363
Visa, Inc., Class A	7,061	1,103
Walt Disney Co. (The)	145	16

Zoetis, Inc.	5,757	580
		11,698
Total Common Stocks (Cost $16,355)		18,758
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $809)	809,293	809
Total Investments (100.8%) (Cost $17,164) (c)(d)(e)		19,567
Liabilities in Excess of Other Assets (-0.8%)		(147)
Net Assets (100.0%)		$19,420

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(d)

The approximate fair value and percentage of net assets, $6,562,000 and 33.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,637,000 and the aggregate gross unrealized depreciation is approximately $234,000, resulting in net unrealized appreciation of approximately $2,403,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.6%
Health Care Equipment & Supplies	16.0
Information Technology Services	15.8
Software	14.5
Household Products	10.8
Pharmaceuticals	8.6
Personal Products	5.9
Interactive Media & Services	5.8
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (90.4%)
Australia (4.7%)
Brookfield Infrastructure Partners LP	878,632	$36,788
Cochlear Ltd.	168,796	20,849
		57,637
Canada (4.6%)
Brookfield Asset Management, Inc., Class A	609,374	28,427
Constellation Software, Inc.	32,425	27,479
		55,906
China (6.4%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,830,644	36,597
TAL Education Group ADR (a)	1,140,810	41,161
		77,758
Denmark (9.4%)
Chr Hansen Holding A/S	402,309	40,882
DSV A/S	898,411	74,348
		115,230
France (8.7%)
Danone SA	214,683	16,559
Hermes International	100,884	66,672
Pernod Ricard SA	124,517	22,365
		105,596
Germany (1.0%)
Rational AG	18,646	11,501

Hong Kong (3.8%)
AIA Group Ltd.	3,541,500	35,252
Haidilao International Holding Ltd. (a)	863,000	2,761
Haidilao International Holding Ltd. (a)(b)(c)	2,858,000	9,145
		47,158
India (4.1%)
HDFC Bank Ltd.	1,504,897	50,282

Italy (7.2%)
Brunello Cucinelli SpA	317,739	10,929
Moncler SpA	1,910,339	77,215
		88,144
Japan (10.6%)
Calbee, Inc.	1,036,900	27,963
Keyence Corp.	94,700	59,165
Pigeon Corp.	1,015,600	41,651
		128,779
Sweden (3.2%)
Vitrolife AB	1,729,999	39,388

Switzerland (5.3%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	539	42,182
Kuehne & Nagel International AG (Registered)	163,521	22,455
		64,637

United Kingdom (12.1%)
Diageo PLC	424,908	17,380
Fevertree Drinks PLC	803,914	31,749
Reckitt Benckiser Group PLC	503,147	41,926
Rightmove PLC	8,527,214	56,686
		147,741
United States (9.3%)
Booking Holdings, Inc. (a)	24,804	43,281
EPAM Systems, Inc. (a)	415,146	70,213
		113,494
Total Common Stocks (Cost $984,389)		1,103,251

Short-Term Investments (9.8%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	7,860,823	7,861

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $1,213; fully collateralized by various U.S. Government obligations; 0.00% - 1.38 due 8/31/20 - 11/15/22; valued at $1,237)	$1,213	1,213
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $509; fully collateralized by U.S. Government obligation; 1.38%, due 1/15/20; valued at $519)	509	509
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $437; fully collateralized by various U.S. Government obligation; 2.51% due 1/31/21; valued at $445)	436	436
		2,158
Total Securities held as Collateral on Loaned Securities (Cost $10,019)		10,019

	Shares
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $110,325)	110,324,511	110,325
Total Short-Term Investments (Cost $120,344)		120,344

Total Investments Excluding Purchased Options (100.2%) (Cost $1,104,733)	1,223,595
Total Purchased Options Outstanding (0.0%) (Cost $1,886)	326
Total Investments (100.2%) (Cost $1,106,619) Including $11,303 of Securities Loaned (e)(f)(g)	1,223,921
Liabilities in Excess of Other Assets (-0.2%)	(2,678)
Net Assets (100.0%)	$1,221,243

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $11,303,000 and $11,665,000, respectively. The Fund received cash collateral of approximately $10,182,000, of which approximately $10,019,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $163,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,483,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $51,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $802,859,000 and 65.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $132,320,000 and the aggregate gross unrealized depreciation is approximately $15,018,000 resulting in net unrealized appreciation of approximately $117,302,000.

ADR	American Depositary Receipt.

Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	161,527,226	161,527	$284	$827	$(543)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	95,067,431	95,067	6	463	(457)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	101,329,227	101,329	36	596	(560)
							$326	$1,886	$(1,560)

CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	43.3%
Textiles, Apparel & Luxury Goods	12.7
Food Products	10.2
Short-Term Investments	9.1
Household Products	6.9
Road & Rail	6.1
Beverages	5.9
Information Technology Services	5.8
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Canada (4.9%)
Barrick Gold Corp.	3,184,597	$43,658
Cameco Corp.	1,065,183	12,554
Constellation Software, Inc.	72,380	61,339
		117,551
China (3.7%)
China Petroleum & Chemical Corp. H Shares (a)	52,906,000	41,724
Tencent Holdings Ltd. (a)	1,039,600	47,802
		89,526
Denmark (0.5%)
Danske Bank A/S	647,282	11,369

Finland (1.4%)
Neste Oyj	324,365	34,558

France (15.2%)
AXA SA	1,191,158	30,016
L’Oreal SA	199,516	53,697
Pernod Ricard SA	405,219	72,782
Safran SA	488,060	66,968
Sanofi	821,665	72,659
Thales SA	211,865	25,417
TOTAL SA	774,768	43,025
		364,564
Germany (14.4%)
Bayer AG (Registered)	749,616	48,446
Continental AG	94,117	14,168
Deutsche Post AG (Registered)	1,252,045	40,732
Fresenius SE & Co., KGaA	1,176,088	65,511
HeidelbergCement AG	317,431	22,820
Henkel AG & Co., KGaA (Preference)	672,616	68,643
SAP SE	748,173	86,447
		346,767
Hong Kong (3.4%)
AIA Group Ltd.	7,046,000	70,136
Minth Group Ltd. (b)	3,932,000	12,395
		82,531
Japan (13.4%)
FANUC Corp.	169,200	28,959
Keyence Corp.	48,200	30,114
Kirin Holdings Co., Ltd.	3,398,900	81,370
Lion Corp.	1,118,600	23,572
Mizuho Financial Group, Inc.	10,420,600	16,151
Nitto Denko Corp.	341,500	18,004
Shiseido Co., Ltd.	813,100	58,846
Sumitomo Mitsui Financial Group, Inc.	928,551	32,493
Toyota Motor Corp.	290,600	17,045
USS Co., Ltd.	860,900	16,018
		322,572

Korea, Republic of (2.3%)
LG Household & Health Care Ltd.	37,956	47,490
NCSoft Corp.	18,933	8,287
		55,777
Netherlands (8.5%)
Heineken N.V.	640,913	67,707
ING Groep N.V.	2,732,638	33,123
Unilever N.V. CVA	1,799,555	104,595
		205,425
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	4,045,035	23,132

Switzerland (5.1%)
Novartis AG (Registered)	880,978	84,788
Roche Holding AG (Genusschein)	139,312	38,403
		123,191
United Kingdom (24.4%)
Admiral Group PLC	348,719	9,876
Ashtead Group PLC	607,353	14,673
Aviva PLC	6,658,995	35,883
British American Tobacco PLC	1,593,901	66,498
BT Group PLC	8,553,215	24,876
Experian PLC	1,551,506	42,039
Ferguson PLC	186,867	11,926
GlaxoSmithKline PLC	3,800,450	78,845
Imperial Brands PLC	1,069,481	36,646
Man Group PLC	13,279,259	23,503
Prudential PLC	2,873,102	57,587
Reckitt Benckiser Group PLC	1,325,186	110,425
RELX PLC (c)	2,020,114	43,197
RELX PLC	1,450,949	31,074
		587,048
Total Common Stocks (Cost $1,798,561)		2,364,011

Short-Term Investments (1.7%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	482,383	482

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $31; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $32)	$31	31
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $74; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $76)	75	75

Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $27; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $27)	27	27
		133
Total Securities held as Collateral on Loaned Securities (Cost $615)		615

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $41,899)	41,899,004	41,899
Total Short-Term Investments (Cost $42,514)		42,514
Total Investments (99.9%) (Cost $1,841,075) Including $944 of Securities Loaned (e)(f)(g)		2,406,525
Other Assets in Excess of Liabilities (0.1%)		2,141
Net Assets (100.0%)		$2,408,666

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $944,000 and $1,020,000, respectively. The Fund received cash collateral of approximately $625,000, of which approximately $615,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $10,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $395,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $19,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $2,246,460,000 and 93.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $663,119,000 and the aggregate gross unrealized depreciation is approximately $97,669,000, resulting in net unrealized appreciation of approximately $565,450,000.

CVA	Certificaten Van Aandelen.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	37.9%
Pharmaceuticals	13.4
Personal Products	11.0
Beverages	9.2
Insurance	8.5
Household Products	8.4
Software	6.1
Oil, Gas & Consumable Fuels	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
Argentina (1.5%)
Globant SA (a)	282,623	$20,179

China (21.8%)
China Resources Beer Holdings Co., Ltd. (b)	5,334,666	22,456
Ctrip.com International Ltd. ADR (a)	696,832	30,445
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,073,072	52,661
Huazhu Group Ltd. ADR	895,691	37,744
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,528,107	29,718
Kweichow Moutai Co., Ltd., Class A	172,614	22,030
Meituan Dianping, Class B (a)(b)(c)	1,322,600	8,929
TAL Education Group ADR (a)	2,457,985	88,684
		292,667
Denmark (4.7%)
DSV A/S	758,077	62,734

France (4.1%)
Hermes International	83,206	54,989

Germany (1.8%)
Adidas AG	101,438	24,644

Hong Kong (1.5%)
Haidilao International Holding Ltd. (a)(c)(d)	4,355,000	13,935
Haidilao International Holding Ltd. (a)	1,985,000	6,351
		20,286
India (7.1%)
HDFC Bank Ltd.	2,074,523	69,315
IndusInd Bank Ltd.	523,442	13,430
Kotak Mahindra Bank Ltd.	669,704	12,909
		95,654
Italy (6.9%)
Moncler SpA	2,297,947	92,882

Japan (9.5%)
Calbee, Inc.	815,000	21,979
Keyence Corp.	61,700	38,548
Nihon M&A Center, Inc.	1,314,400	36,113
Pigeon Corp.	512,900	21,034
Yume No Machi Souzou Iinkai Co. Ltd. (c)	733,100	10,596
		128,270
Korea, Republic of (1.9%)
NAVER Corp.	235,308	25,743

Sweden (3.1%)
Vitrolife AB	1,826,093	41,576

Switzerland (2.0%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	335	26,217

Taiwan (1.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	2,968,000	23,744

United Kingdom (12.1%)
Fevertree Drinks PLC	1,531,655	60,491
Just Eat PLC (a)	3,380,424	33,104
Reckitt Benckiser Group PLC	320,003	26,665
Rightmove PLC	6,418,722	42,669
		162,929
United States (16.0%)
Booking Holdings, Inc. (a)	24,676	43,057
CEVA, Inc. (a)	265,563	7,160
EPAM Systems, Inc. (a)	416,880	70,507
Farfetch Ltd., Class A (a)	1,240,109	33,371
MercadoLibre, Inc. (a)	42,634	21,646
Spotify Technology SA (a)	280,177	38,889
		214,630
Total Common Stocks (Cost $1,129,705)		1,287,144

Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	6,704,736	6,705

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $434; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $443)	$434	434
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $1,035; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $1,055)	1,035	1,035
Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $373; fully collateralized by a various U.S. Government obligation; 2.51%, due 1/31/21; valued at $380)	372	372
		1,841
Total Securities held as Collateral on Loaned Securities (Cost $8,546)		8,546

	Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $55,159)	55,159,457	55,159
Total Short-Term Investments (Cost $63,705)		63,705

Total Investments Excluding Purchased Options (100.5%) (Cost $1,193,410)	1,350,849
Total Purchased Options Outstanding (0.0%) (Cost $3,497)	452
Total Investments (100.5%) (Cost $1,196,907) Including $32,873 of Securities Loaned (f)(g)(h)	1,351,301
Liabilities in Excess of Other Assets (-0.5%)	(7,378)
Net Assets (100.0%)	$1,343,923

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $32,873,000 and $35,108,000, respectively. The Fund received cash collateral of approximately $8,685,000, of which approximately $8,546,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $139,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $26,423,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $36,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)

The approximate fair value and percentage of net assets, $819,795,000 and 61.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $185,948,000 and the aggregate gross unrealized depreciation is approximately $31,554,000, resulting in net unrealized appreciation of approximately $154,394,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	205,952,091	205,952	$362	$1,054	$(692)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	253,361,109	253,361	16	1,235	(1,219)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	205,458,191	205,458	74	1,208	(1,134)
							$452	$3,497	$(3,045)

CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	33.0%
Internet & Direct Marketing Retail	13.5
Textiles, Apparel & Luxury Goods	12.8
Beverages	10.0
Food Products	7.5
Diversified Consumer Services	6.6
Banks	6.2
Information Technology Services	5.3
Interactive Media & Services	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Australia (8.4%)
Dexus REIT	31,598	$286
Goodman Group REIT	35,905	340
GPT Group (The) REIT	56,541	249
Mirvac Group REIT	81,583	159
Scentre Group REIT	149,648	438
Stockland REIT	41,112	112
Vicinity Centres REIT	109,854	203
		1,787
Austria (0.3%)
Atrium European Real Estate Ltd. (a)	18,407	69

China (2.5%)
China Overseas Land & Investment Ltd. (b)	54,000	205
China Resources Land Ltd. (b)	34,000	152
Country Garden Holdings Co., Ltd. (b)	10,000	16
Guangzhou R&F Properties Co., Ltd. H Shares (b)	4,400	10
Longfor Group Holdings Ltd. (b)	40,500	143
		526
Finland (0.5%)
Kojamo Oyj	8,403	101

France (10.6%)
Carmila SA REIT	3,180	61
Covivio REIT	1,519	161
Gecina SA REIT	2,822	418
ICADE REIT	1,918	162
Klepierre SA REIT	14,938	523
Mercialys SA REIT	11,224	158
Unibail-Rodamco-Westfield REIT	4,661	764
		2,247
Germany (6.3%)
ADO Properties SA	1,594	91
Alstria Office AG REIT	8,601	140
Deutsche EuroShop AG	815	25
Deutsche Wohnen SE	6,933	336
LEG Immobilien AG	793	97
Vonovia SE	12,557	651
		1,340
Hong Kong (25.5%)
Champion REIT	108,000	94
CK Asset Holdings Ltd.	44,500	396
Henderson Land Development Co., Ltd.	17,813	113
Hongkong Land Holdings Ltd.	115,800	824
Hysan Development Co., Ltd.	25,836	138
Link REIT	99,895	1,168
New World Development Co., Ltd.	149,788	249
Sino Land Co., Ltd.	96,795	187
Sun Hung Kai Properties Ltd.	63,956	1,097
Swire Properties Ltd.	147,500	635
Wharf Holdings Ltd. (The)	22,117	67

Wharf Real Estate Investment Co., Ltd.	57,370	427
		5,395
Ireland (1.3%)
Green REIT PLC	104,112	175
Hibernia REIT PLC	75,107	113
		288
Japan (22.2%)
Activia Properties, Inc. REIT	19	79
Advance Residence Investment Corp. REIT	47	131
Daiwa House Investment Corp. REIT	9	20
Frontier Real Estate Investment Corp. REIT	13	55
GLP J-REIT	145	155
Hulic Co., Ltd.	5,400	53
Hulic REIT, Inc.	18	31
Invincible Investment Corp. REIT	51	25
Japan Hotel REIT Investment Corp.	175	141
Japan Real Estate Investment Corp. REIT	63	371
Japan Retail Fund Investment Corp. REIT	109	219
Kenedix Office Investment Corp. REIT	9	62
Mitsubishi Estate Co., Ltd.	45,300	823
Mitsui Fudosan Co., Ltd.	32,300	814
Mori Trust Sogo Reit, Inc.	40	62
Nippon Building Fund, Inc. REIT	70	474
Nippon Prologis, Inc. REIT	30	64
Nomura Real Estate Master Fund, Inc. REIT	160	236
Orix, Inc. J-REIT	33	57
Premier Investment Corp. REIT	55	69
Sumitomo Realty & Development Co., Ltd.	13,500	560
United Urban Investment Corp. REIT	123	194
		4,695
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	4,769,371	5

Netherlands (1.6%)
Eurocommercial Properties N.V. CVA REIT	8,209	237
NSI N.V. REIT	930	40
Wereldhave N.V. REIT	2,015	55
		332
Norway (1.0%)
Entra ASA	13,446	203
Norwegian Property ASA	16,770	21
		224
Singapore (2.3%)
Ascendas Real Estate Investment Trust REIT	41,800	90
CapitaLand Commercial Trust REIT	64,860	93
CapitaLand Mall Trust REIT	86,300	152
Mapletree Industrial Trust REIT	17,300	27
Mapletree Logistics Trust REIT	33,500	36
Suntec Real Estate Investment Trust REIT	14,500	21
UOL Group Ltd.	12,113	62
		481

Spain (2.5%)
Inmobiliaria Colonial Socimi SA REIT	14,450	148
Merlin Properties Socimi SA REIT	29,615	388
		536
Sweden (1.6%)
Atrium Ljungberg AB, Class B	4,449	76
Castellum AB	2,865	55
Hufvudstaden AB, Class A	8,972	156
Kungsleden AB	7,050	56
		343
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	939	102

United Kingdom (10.2%)
British Land Co., PLC (The) REIT	68,659	527
Capital & Counties Properties PLC	21,994	69
Derwent London PLC REIT	4,310	181
Grainger PLC	20,796	64
Great Portland Estates PLC REIT	13,896	135
Hammerson PLC REIT	27,105	119
Intu Properties PLC REIT	32,675	45
Land Securities Group PLC REIT	46,813	558
LXB Retail Properties PLC (a)	102,398	2
Segro PLC REIT	14,800	130
Shaftesbury PLC REIT	2,056	23
St. Modwen Properties PLC	22,385	116
Urban & Civic PLC	48,874	174
Workspace Group PLC REIT	887	11
		2,154
Total Common Stocks (Cost $16,553)		20,625

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $373)	372,944	373
Total Investments (99.1%) (Cost $16,926) (f)(g)(h)		20,998
Other Assets in Excess of Liabilities (0.9%)		181
Net Assets (100.0%)		$21,179

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  At March 31, 2019, the Fund held a fair valued security valued at approximately $5,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)                                 Security has been deemed illiquid at March 31, 2019.

(e)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(f)                                   The approximate fair value and percentage of net assets, $19,856,000 and 93.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(h)                                 At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,904,000 and the aggregate gross unrealized depreciation is approximately $832,000, resulting in net unrealized appreciation of approximately $4,072,000.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	47.5%
Retail	20.5
Office	16.5
Residential	8.8
Other*	6.7
Total Investments	100.0%

*       Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (70.3%)
Australia (2.4%)
APA Group	2,347	$17
Atlas Arteria Ltd.	4,721	24
BHP Group Ltd.	891	24
GPT Group (The) REIT	2,654	12
Origin Energy Ltd.	1,857	9
Scentre Group REIT	7,388	22
Sydney Airport	6,261	33
Transurban Group	8,106	76
Wesfarmers Ltd.	802	20
		237
Austria (0.1%)
voestalpine AG	361	11

Belgium (0.2%)
Ageas	405	19

Canada (5.4%)
Bank of Nova Scotia (The)	439	23
Enbridge, Inc.	4,166	151
Finning International, Inc.	561	10
Hydro One Ltd.	7,298	113
National Bank of Canada	627	28
Pembina Pipeline Corp.	1,594	59
RioCan Real Estate Investment Trust REIT	419	8
Royal Bank of Canada	300	23
Toronto-Dominion Bank (The)	363	20
TransCanada Corp.	2,304	104
		539
China (0.7%)
China Gas Holdings Ltd. (a)	12,872	45
China Overseas Land & Investment Ltd. (a)	353	1
ENN Energy Holdings Ltd. (a)	2,352	23
		69
Denmark (0.6%)
Carlsberg A/S Series B	356	45
Novo Nordisk A/S Series B	231	12
		57
Finland (0.3%)
Citycon Oyj	756	8
Nokian Renkaat Oyj	642	21
		29
France (4.0%)
Aeroports de Paris (ADP)	90	17
CNP Assurances	662	15
Credit Agricole SA	1,256	15
Gecina SA REIT	246	36
Getlink SE	3,533	54
ICADE REIT	68	6
Klepierre SA REIT	3,056	107

SEB SA	95	16
Unibail-Rodamco-Westfield REIT	183	30
Vinci SA	1,103	107
		403
Germany (0.5%)
BASF SE	362	27
Volkswagen AG (Preference)	123	19
		46
Hong Kong (5.6%)
China Everbright International Ltd.	14,890	15
CK Asset Holdings Ltd.	972	9
Galaxy Entertainment Group Ltd.	2,505	17
Hong Kong Exchanges & Clearing Ltd.	429	15
Hongkong Land Holdings Ltd.	21,584	154
Hysan Development Co., Ltd.	6,078	32
Link REIT	2,539	30
New World Development Co., Ltd.	5,534	9
Sun Hung Kai Properties Ltd.	9,135	157
Swire Properties Ltd.	25,556	110
Wharf Real Estate Investment Co., Ltd.	2,055	15
		563
India (0.3%)
Azure Power Global Ltd. (b)	2,667	30

Ireland (0.1%)
Green REIT PLC	7,711	13

Italy (0.6%)
Atlantia SpA	964	25
Infrastrutture Wireless Italiane SpA	451	4
Italgas SpA	2,250	14
Snam SpA	3,696	19
		62
Japan (2.8%)
GLP J-REIT	4	4
Hikari Tsushin, Inc.	79	15
ITOCHU Corp.	1,225	22
Japan Tobacco, Inc.	691	17
JXTG Holdings, Inc.	1,961	9
Mitsubishi Corp.	863	24
Mitsubishi Estate Co., Ltd.	2,858	52
Mitsui & Co., Ltd.	944	15
Mitsui Fudosan Co., Ltd.	1,650	42
Nippon Building Fund, Inc. REIT	2	13
Panasonic Corp.	1,127	10
Shiseido Co., Ltd.	176	13
Sumitomo Corp.	1,182	16
Sumitomo Mitsui Financial Group, Inc.	881	31
		283
Mexico (1.5%)
Promotora y Operadora de Infraestructura SAB de CV	15,406	153

Netherlands (0.9%)
Eurocommercial Properties N.V. CVA REIT	1,306	38
Koninklijke DSM N.V.	177	19
Koninklijke Vopak N.V.	650	31
		88
New Zealand (0.2%)
Auckland International Airport Ltd.	4,165	23

Norway (0.4%)
DNB ASA	917	17
Equinor ASA	867	19
		36
Singapore (0.0%)
UOL Group Ltd.	567	3

Spain (2.4%)
Aena SME SA	106	19
Atlantica Yield PLC	5,991	116
Ferrovial SA	1,503	35
Inmobiliaria Colonial Socimi SA REIT	160	2
Merlin Properties Socimi SA REIT	2,204	29
Red Electrica Corp., SA	707	15
Repsol SA	1,284	22
		238
Sweden (0.1%)
Hufvudstaden AB, Class A	621	11

Switzerland (0.7%)
Barry Callebaut AG (Registered)	8	15
Flughafen Zurich AG (Registered)	68	12
Nestle SA (Registered)	169	16
Roche Holding AG (Genusschein)	45	12
Sika AG (Registered)	106	15
		70
United Kingdom (6.2%)
British Land Co., PLC (The) REIT	7,111	55
Derwent London PLC REIT	1,131	47
Diageo PLC	521	21
GlaxoSmithKline PLC	694	14
Great Portland Estates PLC REIT	6,258	61
Hammerson PLC REIT	1,914	8
HSBC Holdings PLC	1,943	16
John Laing Group PLC	13,223	66
Land Securities Group PLC REIT	7,649	91
National Grid PLC	9,858	110
Pennon Group PLC	1,713	17
Royal Dutch Shell PLC, Class A	590	19
Severn Trent PLC	1,182	30
Standard Chartered PLC	2,213	17
Tesco PLC	4,026	12
United Utilities Group PLC	2,254	24
Urban & Civic PLC	1,940	7

Weir Group PLC (The)	671	14
		629
United States (34.3%)
AbbVie, Inc.	167	13
Accenture PLC, Class A	149	26
Agilent Technologies, Inc.	283	23
Alphabet, Inc., Class C (b)	37	43
Amazon.com, Inc. (b)	27	48
American Electric Power Co., Inc.	32	3
American Homes 4 Rent, Class A REIT	301	7
American Tower Corp. REIT	1,011	199
American Water Works Co., Inc.	593	62
Amphenol Corp., Class A	394	37
Analog Devices, Inc.	243	26
Anthem, Inc.	60	17
Apartment Investment & Management Co., Class A REIT	229	12
Apple, Inc.	257	49
AT&T, Inc.	627	20
Atmos Energy Corp.	542	56
AvalonBay Communities, Inc. REIT	319	64
Boston Properties, Inc. REIT	759	102
Boston Scientific Corp. (b)	799	31
Brixmor Property Group, Inc. REIT	2,178	40
Camden Property Trust REIT	149	15
CBS Corp., Class B	293	14
Charter Communications, Inc., Class A (b)	50	17
Cheniere Energy, Inc. (b)	576	39
Chevron Corp.	213	26
Cigna Corp. (b)	87	14
CME Group, Inc.	86	14
Coca-Cola Co. (The)	429	20
Columbia Property Trust, Inc. REIT	232	5
Comerica, Inc.	200	15
Consolidated Edison, Inc.	605	51
Cooper Cos., Inc. (The)	88	26
Crown Castle International Corp. REIT	1,006	129
CubeSmart REIT	209	7
DiamondRock Hospitality Co. REIT	2,046	22
Edison International	811	50
Equity Residential REIT	652	49
Essex Property Trust, Inc. REIT	64	19
Estee Lauder Cos., Inc. (The), Class A	126	21
Eversource Energy	751	53
Facebook, Inc., Class A (b)	81	14
Federal Realty Investment Trust REIT	61	8
Fox Corp., Class B (b)	133	5
Freeport-McMoRan, Inc.	848	11
Gilead Sciences, Inc.	213	14
Goldman Sachs Group, Inc. (The)	99	19
Halliburton Co.	458	13
Harris Corp.	150	24
HCP, Inc. REIT	263	8
Healthcare Realty Trust, Inc. REIT	282	9
Host Hotels & Resorts, Inc. REIT	3,249	61
Hudson Pacific Properties, Inc. REIT	621	21
International Business Machines Corp.	184	26
Intuit, Inc.	104	27
JB Hunt Transport Services, Inc.	185	19
JBG SMITH Properties REIT	321	13

Johnson & Johnson	128	18
JPMorgan Chase & Co.	287	29
Kinder Morgan, Inc.	4,060	81
Lincoln National Corp.	254	15
LyondellBasell Industries N.V., Class A	232	20
Macerich Co. (The) REIT	2,505	109
Mack-Cali Realty Corp. REIT	1,962	44
Martin Marietta Materials, Inc.	69	14
Mastercard, Inc., Class A	124	29
Merck & Co., Inc.	287	24
Microsoft Corp.	442	52
Mid-America Apartment Communities, Inc. REIT	58	6
NiSource, Inc.	907	26
Norfolk Southern Corp.	108	20
ONEOK, Inc.	306	21
Paramount Group, Inc. REIT	944	13
PepsiCo, Inc.	215	26
Pfizer, Inc.	789	34
Procter & Gamble Co. (The)	171	18
ProLogis, Inc. REIT	234	17
Prudential Financial, Inc.	176	16
Public Storage REIT	21	5
QTS Realty Trust, Inc., Class A REIT	137	6
QUALCOMM, Inc.	254	15
Regency Centers Corp. REIT	671	45
RLJ Lodging Trust REIT	1,688	30
salesforce.com, Inc. (b)	203	32
SBA Communications Corp. REIT (b)	211	42
SEI Investments Co.	300	16
Sempra Energy	698	88
Simon Property Group, Inc. REIT	937	171
SL Green Realty Corp. REIT	1,727	155
Sunstone Hotel Investors, Inc. REIT	1,726	25
Targa Resources Corp.	322	13
Thermo Fisher Scientific, Inc.	90	25
Total System Services, Inc.	171	16
UnitedHealth Group, Inc.	91	23
Verizon Communications, Inc.	495	29
VMware, Inc., Class A	76	14
Vornado Realty Trust REIT	1,664	112
Walt Disney Co. (The)	334	37
Westlake Chemical Corp.	177	12
Williams Cos., Inc. (The)	3,166	91
Xcel Energy, Inc.	24	1
Xylem, Inc.	225	18
Yum! Brands, Inc.	221	22
		3,451
Total Common Stocks (Cost $6,808)		7,063

	Face Amount (000)		Value (000)
Sovereign (15.5%)
Australia (0.5%)
Australia Government Bond,
0.75%, 11/21/27	AUD	61	46

Canada (0.4%)
Canadian Government Real Return Bond,
1.25%, 12/1/47	CAD	20	18
3.00%, 12/1/36	25		26
			44
France (2.2%)
French Republic Government Bond OAT,
0.10%, 7/25/47 (c)	EUR	9	11
1.10%, 7/25/22	65		79
1.85%, 7/25/27	37		53
2.25%, 7/25/20	11		13
3.15%, 7/25/32	37		64
			220
Germany (0.7%)
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/26 – 4/15/46	53		69

Italy (1.5%)
Italy Buoni Poliennali Del Tesoro,
0.10%, 5/15/22 (c)	45		51
1.30%, 5/15/28 (c)	74		81
2.55%, 9/15/41 (c)	16		18
			150
Japan (0.9%)
Japanese Government CPI Linked Bond,
0.10%, 9/10/24	JPY	10,211	95

New Zealand (0.3%)
New Zealand Government Inflation Linked Bond,
3.00%, 9/20/30	NZD	32	29

Spain (0.9%)
Spain Government Inflation Linked Bond,
0.65%, 11/30/27 (c)	EUR	18	22
1.80%, 11/30/24 (c)	49		64
			86
United Kingdom (8.1%)
United Kingdom Gilt Inflation Linked,
0.13%, 11/22/36	GBP	50	95
0.25%, 3/22/52	40		100
0.38%, 3/22/62	44		137
0.63%, 11/22/42	41		95
0.75%, 11/22/47	56		143
1.25%, 11/22/27 – 11/22/32	93		174
1.88%, 11/22/22	47		72
			816
Total Sovereign (Cost $1,521)			1,555

U.S. Treasury Securities (10.8%)
United States (10.8%)
U.S. Treasury Notes,
0.13%, 4/15/20 – 7/15/24		$578	573
0.38%, 1/15/27	233		231

0.75%, 2/15/42	60	59
1.00%, 2/15/46	84	86
1.38%, 1/15/20	23	23
3.88%, 4/15/29	90	119
Total U.S. Treasury Securities (Cost $1,076)		1,091

	Shares	Value (000)
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $336)	335,873	336
Total Investments (99.9%) (Cost $9,741) (e)(f)(g)(h)		10,045
Other Assets in Excess of Liabilities (0.1%)		8
Net Assets (100.0%)		$10,053

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                 Security trades on the Hong Kong exchange.

(b)                                 Non-income producing security.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)                                  The approximate fair value and percentage of net assets, $2,744,000 and 27.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)                                  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(h)                                 At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $566,000 and the aggregate gross unrealized depreciation is approximately $246,000, resulting in net unrealized appreciation of approximately $320,000.

CVA                     Certificaten Van Aandelen.

OAT                      Obligations Assimilables du Trésor (French Treasury Obligation).

REIT                  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	2		$3	6/28/19	$—	@
Citibank NA	GBP	40		$53	6/28/19	(—@	)
Citibank NA	NZD	4		$3	6/28/19	(—@	)
Goldman Sachs International	AUD	60		$43	6/28/19	—	@
Goldman Sachs International	CAD	5		$4	6/28/19	—	@
Goldman Sachs International	GBP	594		$787	6/28/19	10
Goldman Sachs International	JPY	10,631		$97	6/28/19	1
Goldman Sachs International	NZD	36		$25	6/28/19	—	@
JPMorgan Chase Bank NA	AUD	4		$3	6/28/19	(—@	)
JPMorgan Chase Bank NA	CAD	55		$41	6/28/19	(—@	)
JPMorgan Chase Bank NA	EUR	468		$534	6/28/19	5
JPMorgan Chase Bank NA	GBP	3		$4	6/28/19	—	@
JPMorgan Chase Bank NA	$4		GBP	3	4/3/19	(—@	)
						$16

@	—	Value is less than $500.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.8%
Equity Real Estate Investment Trusts (REITs)	21.7
Sovereign	15.5
U.S. Treasury Securities	10.8
Oil, Gas & Consumable Fuels	7.1
Real Estate Management & Development	6.1
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $16,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Aerospace & Defense (1.5%)
HEICO Corp., Class A	62,366	$5,242

Capital Markets (3.0%)
MSCI, Inc.	26,380	5,245
S&P Global, Inc.	24,672	5,195
		10,440
Chemicals (1.5%)
Ecolab, Inc.	29,118	5,140

Commercial Services & Supplies (6.9%)
Copart, Inc. (a)	86,409	5,236
Rollins, Inc.	199,727	8,313
Waste Connections, Inc.	57,741	5,115
Waste Management, Inc.	49,535	5,147
		23,811
Diversified Consumer Services (1.6%)
ServiceMaster Global Holdings, Inc. (a)	117,734	5,498

Entertainment (4.0%)
Spotify Technology SA (a)	37,285	5,175
Walt Disney Co. (The)	77,802	8,639
		13,814
Health Care Equipment & Supplies (6.5%)
Danaher Corp.	41,335	5,457
Intuitive Surgical, Inc. (a)	29,461	16,810
		22,267
Health Care Providers & Services (0.7%)
UnitedHealth Group, Inc.	9,393	2,322

Hotels, Restaurants & Leisure (2.4%)
Starbucks Corp.	113,244	8,419

Information Technology Services (2.5%)
Gartner, Inc. (a)	57,158	8,670

Interactive Media & Services (13.8%)
Alphabet, Inc., Class C (a)	16,767	19,673
Facebook, Inc., Class A (a)	28,320	4,721
IAC/InterActiveCorp (a)	41,266	8,670
Twitter, Inc. (a)	438,493	14,418
		47,482
Internet & Direct Marketing Retail (9.9%)
Amazon.com, Inc. (a)	15,269	27,190
MercadoLibre, Inc. (a)	14,045	7,131
		34,321
Machinery (1.5%)
Fortive Corp.	61,772	5,182

Pharmaceuticals (5.0%)
Elanco Animal Health, Inc. (a)	270,076	8,661
Zoetis, Inc.	86,029	8,661
		17,322
Professional Services (1.5%)
Verisk Analytics, Inc.	39,198	5,213

Road & Rail (8.3%)
Canadian National Railway Co. (Canada)	130,819	11,706
Union Pacific Corp.	100,548	16,811
		28,517
Software (22.8%)
Adobe, Inc. (a)	44,102	11,753
Autodesk, Inc. (a)	33,480	5,217
Constellation Software, Inc. (Canada)	13,989	11,855
Intuit, Inc.	20,377	5,327
salesforce.com, Inc. (a)	70,902	11,229
ServiceNow, Inc. (a)	66,480	16,386
Workday, Inc., Class A (a)	86,840	16,747
		78,514
Textiles, Apparel & Luxury Goods (3.7%)
LVMH Moet Hennessy Louis Vuitton SE (France)	34,845	12,850
Total Common Stocks (Cost $267,417)		335,024

Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $12,992)	12,991,567	12,992
Total Investments Excluding Purchased Options (100.9%) (Cost $280,409)		348,016
Total Purchased Options Outstanding (0.0%) (Cost $775)		115
Total Investments (100.9%) (Cost $281,184) (c)(d)(e)		348,131
Liabilities in Excess of Other Assets (-0.9%)		(3,223)
Net Assets (100.0%)		$344,908

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(d)                                 The approximate fair value and percentage of net assets, $12,850,000 and 3.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)                                  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $67,682,000 and the aggregate gross unrealized depreciation is approximately $735,000, resulting in net unrealized appreciation of approximately $66,947,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	54,647,487	54,647	$96	$280	$(184)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	48,816,064	48,816	3	238	(235)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	43,802,720	43,803	16	257	(241)
							$115	$775	$(660)

CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition

Percentage of
Classification	Total Investments
Other*	27.5%
Software	22.6
Interactive Media & Services	13.6
Internet & Direct Marketing Retail	9.9
Road & Rail	8.2
Commercial Services & Supplies	6.8
Health Care Equipment & Supplies	6.4
Pharmaceuticals	5.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

		Value
	Shares	(000)
Common Stocks (94.7%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	378,114	$35,333
Bluebird Bio, Inc. (a)	56,061	8,820
Editas Medicine, Inc. (a)	338,615	8,279
Intellia Therapeutics, Inc. (a)	449,168	7,672
Intrexon Corp. (a)(b)	743,125	3,909
Moderna, Inc. (a)(b)	969,376	19,727
		83,740
Entertainment (8.3%)
Netflix, Inc. (a)	663,972	236,746
Spotify Technology SA (a)	2,360,454	327,631
		564,377
Health Care Equipment & Supplies (10.0%)
DexCom, Inc. (a)	1,529,716	182,189
Intuitive Surgical, Inc. (a)	585,526	334,090
LivaNova PLC (a)	709,350	68,984
Penumbra, Inc. (a)	650,045	95,563
		680,826
Health Care Providers & Services (3.7%)
Covetrus, Inc. (a)	3,882,112	123,645
Guardant Health, Inc. (a)	287,916	22,083
HealthEquity, Inc. (a)	1,437,713	106,362
		252,090
Health Care Technology (7.1%)
Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost — $25,030; acquired 11/7/18)	66,188	25,030
Veeva Systems, Inc., Class A (a)	3,601,798	456,924
		481,954
Information Technology Services (16.7%)
Adyen N.V. (Netherlands) (a)	143,008	112,175
MongoDB, Inc. (a)	1,004,862	147,735
Okta, Inc. (a)	1,292,716	106,946
Shopify, Inc., Class A (Canada) (a)	1,312,223	271,132
Square, Inc., Class A (a)	3,102,679	232,453
Twilio, Inc., Class A (a)	2,030,967	262,360
		1,132,801
Interactive Media & Services (13.5%)
Alphabet, Inc., Class C (a)	341,561	400,757
Facebook, Inc., Class A (a)	570,439	95,086
IAC/InterActiveCorp (a)	178,233	37,449
Twitter, Inc. (a)	8,936,110	293,819
Zillow Group, Inc., Class C (a)	2,476,652	86,039
		913,150
Internet & Direct Marketing Retail (13.3%)
Amazon.com, Inc. (a)	308,132	548,706
Farfetch Ltd., Class A (a)	3,841,282	103,369
MercadoLibre, Inc. (a)	290,577	147,535

Wayfair, Inc., Class A (a)	673,661	100,005
		899,615
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	1,075,878	334,264

Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	116,932	3,929

Semiconductors & Semiconductor Equipment (1.7%)
NVIDIA Corp.	646,058	116,006

Software (14.2%)
Coupa Software, Inc. (a)	1,127,867	102,613
Elastic N.V. (a)(b)	1,166,054	93,133
salesforce.com, Inc. (a)	623,929	98,812
ServiceNow, Inc. (a)	1,350,586	332,906
Workday, Inc., Class A (a)	1,762,608	339,919
		967,383
Total Common Stocks (Cost $4,383,362)		6,430,135

Preferred Stocks (2.2%)
Electronic Equipment, Instruments & Components (0.4%)
Magic Leap Series C (a)(c)(d)(e) (acquisition cost — $18,812; acquired 12/22/15)	816,725	22,052

Internet & Direct Marketing Retail (1.8%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $20,638; acquired 4/16/14)	506,928	64,608
Uber Technologies Series G (a)(c)(d)(e) (acquisition cost — $54,173; acquired 12/3/15)	1,110,729	59,224
		123,832
Total Preferred Stocks (Cost $93,623)		145,884

Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	18,422,766	18,423

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $1,192; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $1,216)	$1,192	1,192
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $2,844; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $2,900)	2,843	2,843

Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $1,024; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $1,044)	1,024	1,024
		5,059
Total Securities held as Collateral on Loaned Securities (Cost $23,482)		23,482

		Value
	Shares	(000)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $222,337)	222,337,111	222,337
Total Short-Term Investments (Cost $245,819)		245,819
Total Investments Excluding Purchased Options (100.5%) (Cost $4,722,804)		6,821,838
Total Purchased Options Outstanding (0.0%) (Cost $17,393)		2,412
Total Investments (100.5%) (Cost $4,740,197) Including $23,953 of Securities Loaned (g)(h)(i)		6,824,250
Liabilities in Excess of Other Assets (-0.5%)		(33,756)
Net Assets (100.0%)		$6,790,494

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $23,953,000 and $23,864,000, respectively. The Fund received cash collateral of approximately $23,864,000, of which approximately $23,482,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $382,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  Security has been deemed illiquid at March 31, 2019.

(d)                                 At March 31, 2019, the Fund held fair valued securities valued at approximately $170,914,000, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2019 amounts to approximately $170,914,000 and represents 2.5% of net assets.

(f)                                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $117,000 relating to the Fund’s investment in the Liquidity Funds.

(g)                                  The approximate fair value and percentage of net assets, $112,175,000 and 1.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(i)                                     At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,243,937,000 and the aggregate gross unrealized depreciation is approximately $159,884,000, resulting in net unrealized appreciation of approximately $2,084,053,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

						Notional		Premiums	Unrealized
		Strike		Expiration	Number of	Amount	Value	Paid	Depreciation
Counterparty	Description	Price		Date	Contracts	(000)	(000)	(000)	(000)
Royal Bank of Scotland	USD/CNH	CNH	1.00	Jan - 20	1,126,276,241	1,126,276	$1,978	$5,766	$(3,788)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	1,184,205,924	1,184,206	74	5,769	(5,695)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct - 19	996,202,179	996,202	360	5,858	(5,498)
							$2,412	$17,393	$(14,981)

CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	16.7%
Other**	15.2
Internet & Direct Marketing Retail	15.1
Software	14.2
Interactive Media & Services	13.4
Health Care Equipment & Supplies	10.0
Entertainment	8.3
Health Care Technology	7.1
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (92.6%)
Biotechnology (1.5%)
Agios Pharmaceuticals, Inc. (a)	9,217	$622
Bellicum Pharmaceuticals, Inc. (a)	68,425	230
Editas Medicine, Inc. (a)	43,626	1,067
Intellia Therapeutics, Inc. (a)	42,051	718
Intrexon Corp. (a)(b)	32,888	173
Moderna, Inc. (a)(b)	34,543	703
		3,513
Diversified Consumer Services (1.7%)
Chegg, Inc. (a)	101,382	3,865

Health Care Equipment & Supplies (8.0%)
LivaNova PLC (a)	24,374	2,370
Penumbra, Inc. (a)	73,547	10,812
Quotient Ltd. (Jersey) (a)(b)	391,406	3,527
Shockwave Medical, Inc. (a)(b)	52,085	1,743
		18,452
Health Care Providers & Services (10.5%)
Covetrus, Inc. (a)	145,195	4,624
Guardant Health, Inc. (a)	99,869	7,660
HealthEquity, Inc. (a)	160,891	11,903
		24,187
Health Care Technology (5.0%)
Inspire Medical Systems, Inc. (a)	201,123	11,420

Information Technology Services (15.4%)
GTT Communications, Inc. (a)(b)	107,222	3,721
LiveRamp Holdings, Inc. (a)	205,223	11,199
MongoDB, Inc. (a)	111,866	16,446
Wix.com Ltd. (Israel) (a)	33,300	4,024
		35,390
Insurance (1.6%)
Trupanion, Inc. (a)(b)	114,147	3,737

Internet & Direct Marketing Retail (6.0%)
Etsy, Inc. (a)	48,832	3,282
MakeMyTrip Ltd. (a)	130,890	3,613
Overstock.com, Inc. (a)(b)	205,990	3,424
Stitch Fix, Inc., Class A (a)(b)	121,869	3,440
		13,759
Life Sciences Tools & Services (4.8%)
NanoString Technologies, Inc. (a)	455,964	10,911

Pharmaceuticals (1.5%)
Intersect ENT, Inc. (a)	106,614	3,428

Professional Services (1.6%)
Upwork, Inc. (a)	187,630	3,591

Real Estate Management & Development (1.6%)
Redfin Corp. (a)(b)	178,605	3,620

Software (24.8%)
Anaplan, Inc. (a)	86,621	3,409
Appfolio, Inc., Class A (a)	47,447	3,767
Avalara, Inc. (a)	112,918	6,300
Coupa Software, Inc. (a)	151,030	13,741
Elastic N.V. (a)(b)	126,155	10,076
Instructure, Inc. (a)	79,453	3,744
Smartsheet, Inc., Class A (a)	295,291	12,045
Xero Ltd. (New Zealand) (a)	110,882	3,841
		56,923
Specialty Retail (4.0%)
Carvana Co. (a)(b)	159,618	9,268

Textiles, Apparel & Luxury Goods (1.4%)
Brunello Cucinelli SpA (Italy)	94,458	3,249

Thrifts & Mortgage Finance (1.6%)
LendingTree, Inc. (a)(b)	10,483	3,685

Trading Companies & Distributors (1.6%)
EVI Industries, Inc. (b)	92,830	3,540
Total Common Stocks (Cost $160,361)		212,538

Preferred Stocks (4.7%)
Health Care Technology (3.5%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost— $3,362; acquired 7/3/14)	3,269,139	7,977

Software (1.2%)
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	2,843
Total Preferred Stocks (Cost $16,838)		10,820

Short-Term Investments (39.1%)
Securities held as Collateral on Loaned Securities (21.0%)
Investment Company (16.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	37,753,625	37,754

	Face Amount (000)	Value (000)
Repurchase Agreements (4.5%)
Barclays Capital, Inc., (2.50%, dated 3/29/19, due 4/1/19; proceeds $2,444; fully collateralized by a U.S. Government obligation; 1.38% due 1/15/20; valued at $2,492)	$2,443	2,443
HSBC Securities USA, Inc., (2.58%, dated 3/29/19, due 4/1/19; proceeds $5,827; fully collateralized by U.S. Government obligations; 0.00% - 1.38% due 8/31/20 - 11/15/22; valued at $5,943)	5,826	5,826

Merrill Lynch & Co., Inc., (2.55%, dated 3/29/19, due 4/1/19; proceeds $2,098; fully collateralized by a U.S. Government obligation; 2.51% due 1/31/21; valued at $2,139)	2,098	2,098
		10,367
Total Securities held as Collateral on Loaned Securities (Cost $48,121)		48,121

	Shares
Investment Company (18.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $41,580)	41,580,064	41,580
Total Short-Term Investments (Cost $89,701)		89,701
Total Investments Excluding Purchased Options (136.4%) (Cost $266,900)		313,059
Total Purchased Options Outstanding (0.0%) (Cost $793)		95
Total Investments (136.4%) (Cost $267,693) Including $52,396 of Securities Loaned (g)(h)(i)		313,154
Liabilities in Excess of Other Assets (-36.4%)		(83,639)
Net Assets (100.0%)		$229,515

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2019, were approximately $52,396,000 and $53,340,000, respectively. The Fund received cash collateral of approximately $48,904,000, of which approximately $48,121,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2019, there was uninvested cash collateral of approximately $783,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,436,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)

At March 31, 2019, the Fund held fair valued securities valued at approximately $10,820,000, representing 4.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at March 31, 2019.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2019 amounts to approximately $10,820,000 and represents 4.7% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(h)

The approximate fair value and percentage of net assets, $7,090,000 and 3.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $63,579,000 and the aggregate gross unrealized depreciation is approximately $18,118,000, resulting in net unrealized appreciation of approximately $45,461,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2019:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)

Royal Bank of Scotland	USD/CNH	CNH 1.00	Jan - 20	42,271,883	42,272	$74	$216	$(142)
Royal Bank of Scotland	USD/CNH	CNH 7.78	Jul - 19	61,460,957	61,461	4	300	(296)
Royal Bank of Scotland	USD/CNH	CNH 8.00	Oct - 19	47,079,506	47,080	17	277	(260)
						$95	$793	$(698)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Software	22.6%
Other**	19.8
Short-Term Investments	15.7
Information Technology Services	13.3
Health Care Providers & Services	9.1
Health Care Technology	7.3
Health Care Equipment & Supplies	7.0
Internet & Direct Marketing Retail	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Aerospace & Defense (2.5%)
Northrop Grumman Corp.	1,176	$317

Banks (8.8%)
JPMorgan Chase & Co.	4,151	420
SVB Financial Group (a)	1,655	368
Texas Capital Bancshares, Inc. (a)	5,971	326
		1,114
Beverages (3.2%)
Constellation Brands, Inc., Class A	1,152	202
Monster Beverage Corp. (a)	3,771	206
		408
Biotechnology (0.8%)
Amgen, Inc.	539	102

Building Products (2.0%)
Fortune Brands Home & Security, Inc.	5,339	254

Capital Markets (5.6%)
Ameriprise Financial, Inc.	1,997	256
Goldman Sachs Group, Inc. (The)	2,098	403
Northern Trust Corp.	600	54
		713
Chemicals (1.7%)
International Flavors & Fragrances, Inc.	1,666	215

Electric Utilities (3.8%)
American Electric Power Co., Inc.	1,492	125
NextEra Energy, Inc.	1,858	359
		484
Electrical Equipment (0.8%)
Emerson Electric Co.	1,495	102

Energy Equipment & Services (1.9%)
National Oilwell Varco, Inc.	9,038	241

Equity Real Estate Investment Trusts (REITs) (4.3%)
Essex Property Trust, Inc. REIT	1,022	296
Extra Space Storage, Inc. REIT	2,482	253
		549
Health Care Equipment & Supplies (5.2%)
Danaher Corp.	5,015	662

Health Care Providers & Services (3.8%)
Cigna Corp. (a)	2,349	378
CVS Health Corp.	1,994	107
		485

Health Care Technology (0.9%)
Veeva Systems, Inc., Class A (a)	883	112

Hotels, Restaurants & Leisure (7.5%)
McDonald’s Corp.	2,550	484
Starbucks Corp.	6,226	463
		947
Household Durables (3.2%)
Lennar Corp., Class A	8,267	406

Information Technology Services (7.7%)
Mastercard, Inc., Class A	3,996	941
PayPal Holdings, Inc. (a)	318	33
		974
Interactive Media & Services (2.7%)
Alphabet, Inc., Class A (a)	288	339

Media (0.6%)
Comcast Corp., Class A	1,915	77

Oil, Gas & Consumable Fuels (2.5%)
Diamondback Energy, Inc.	3,135	318

Personal Products (6.7%)
Estee Lauder Cos., Inc. (The), Class A	5,177	857

Software (14.2%)
Microsoft Corp.	10,637	1,255
Palo Alto Networks, Inc. (a)	272	66
VMware, Inc., Class A	2,648	478
		1,799
Specialty Retail (2.4%)
Home Depot, Inc. (The)	1,600	307

Tech Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	3,624	688
Total Common Stocks (Cost $10,382)		12,470

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $146)	145,833	146
Total Investments (99.3%) (Cost $10,528) (c)(d)		12,616
Other Assets in Excess of Liabilities (0.7%)		88
Net Assets (100.0%)		$12,704

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(d)                                 At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,313,000 and the aggregate gross unrealized depreciation is approximately $225,000, resulting in net unrealized appreciation of approximately $2,088,000.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.5%
Software	14.3
Banks	8.8
Information Technology Services	7.7
Hotels, Restaurants & Leisure	7.5
Personal Products	6.8
Capital Markets	5.7
Tech Hardware, Storage & Peripherals	5.5
Health Care Equipment & Supplies	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Apartments (14.8%)
American Campus Communities, Inc. REIT	49,640	$2,362
Apartment Investment & Management Co., Class A REIT	24,236	1,219
AvalonBay Communities, Inc. REIT	62,816	12,609
Camden Property Trust REIT	58,891	5,977
Equity Residential REIT	119,831	9,026
Essex Property Trust, Inc. REIT	14,083	4,073
Mid-America Apartment Communities, Inc. REIT	25,415	2,779
UDR, Inc. REIT	48,141	2,188
		40,233
Data Centers (2.7%)
Digital Realty Trust, Inc. REIT	47,820	5,691
QTS Realty Trust, Inc., Class A REIT	38,028	1,711
		7,402
Diversified (4.6%)
JBG SMITH Properties REIT	47,304	1,956
Lexington Realty Trust REIT	93,090	844
Vornado Realty Trust REIT	143,374	9,669
		12,469
Health Care (6.3%)
HCP, Inc. REIT	47,477	1,486
Healthcare Realty Trust, Inc. REIT	213,594	6,858
Healthcare Trust of America, Inc., Class A REIT	71,164	2,035
Ventas, Inc. REIT	45,649	2,913
Welltower, Inc. REIT	47,929	3,719
		17,011
Industrial (5.8%)
Duke Realty Corp. REIT	23,395	715
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	7,905,000	534
ProLogis, Inc. REIT	202,219	14,550
		15,799
Lodging/Resorts (9.6%)
Chesapeake Lodging Trust REIT	111,705	3,107
DiamondRock Hospitality Co. REIT	427,514	4,630
Host Hotels & Resorts, Inc. REIT	585,360	11,063
RLJ Lodging Trust REIT	330,243	5,802
Sunstone Hotel Investors, Inc. REIT	97,708	1,407
		26,009
Office (25.3%)
Alexandria Real Estate Equities, Inc. REIT	21,957	3,130
Boston Properties, Inc. REIT	133,363	17,855
Brandywine Realty Trust REIT	34,245	543
Columbia Property Trust, Inc. REIT	159,384	3,588
Corporate Office Properties Trust REIT	34,995	955
Cousins Properties, Inc. REIT	162,695	1,572
Hudson Pacific Properties, Inc. REIT	151,314	5,208
Kilroy Realty Corp. REIT	24,245	1,842
Mack-Cali Realty Corp. REIT	178,169	3,955
Paramount Group, Inc. REIT	420,594	5,968

SL Green Realty Corp. REIT	239,945	21,576
Tier REIT, Inc. REIT	85,842	2,460
		68,652
Regional Malls (14.4%)
Macerich Co. (The) REIT	272,583	11,816
Simon Property Group, Inc. REIT	149,377	27,218
		39,034
Self Storage (4.9%)
CubeSmart REIT	130,921	4,195
Extra Space Storage, Inc. REIT	25,160	2,564
Life Storage, Inc. REIT	12,379	1,204
Public Storage REIT	24,479	5,331
		13,294
Shopping Centers (5.6%)
Brixmor Property Group, Inc. REIT	306,014	5,621
Regency Centers Corp. REIT	143,156	9,662
		15,283
Single Family Homes (3.6%)
American Homes 4 Rent, Class A REIT	223,686	5,082
Invitation Homes, Inc. REIT	193,373	4,705
		9,787
Specialty (1.2%)
Gaming and Leisure Properties, Inc. REIT	80,805	3,117
Total Common Stocks (Cost $206,652)		268,090

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $2,658)	2,657,752	2,658
Total Investments (99.8%) (Cost $209,310) (f)(g)		270,748
Other Assets in Excess of Liabilities (0.2%)		612
Net Assets (100.0%)		$271,360

(a)                                 Non-income producing security.

(b)                                 At March 31, 2019, the Fund held a fair valued security valued at approximately $534,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(c)                                  Security has been deemed illiquid at March 31, 2019.

(d)                                 Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At March 31, 2019, this security had an aggregate market value of approximately $534,000, representing 0.2% of net assets.

(e)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)                                  At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $67,103,000 and the aggregate gross unrealized depreciation is approximately $5,665,000, resulting in net unrealized appreciation of approximately $61,438,000.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	25.4%
Apartments	14.9
Regional Malls	14.4
Lodging/Resorts	9.6
Health Care	6.3
Industrial	5.8
Shopping Centers	5.6
Other*	18.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (84.3%)
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
9.38%, 5/8/48 (a)		$420	$455

Argentina (3.9%)
Corporate Bonds (2.4%)
Banco Macro SA,
17.50%, 5/8/22 (a)	ARS	1,080	17
Province of Santa Fe,
6.90%, 11/1/27 (a)		$400	296
Provincia de Buenos Aires,
BADLAR + 3.83%, 45.78%, 5/31/22 (b)	ARS	2,440	52
Provincia de Cordoba,
7.45%, 9/1/24 (a)		$170	137
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	230		170
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 47.04%, 6/9/21 (b)	ARS	3,570	75
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$150	106
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)	240		174
			1,027
Sovereign (1.5%)
Argentine Bonos del Tesoro,
18.20%, 10/3/21	ARS	634	11
Argentine Republic Government International Bond,
6.88%, 4/22/21 – 1/11/48		$660	567
7.13%, 12/31/99	100		74
			652
			1,679
Azerbaijan (0.4%)
Sovereign (0.4%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	210		185

Belarus (0.5%)
Sovereign (0.5%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	200		196

Brazil (7.9%)
Corporate Bonds (2.7%)
Embraer Netherlands Finance BV,
5.05%, 6/15/25	90		95
5.40%, 2/1/27	82		89
Hidrovias International Finance SARL,
5.95%, 1/24/25 (a)	200		193
5.95%, 1/24/25	400		385
Klabin Austria GmbH,
7.00%, 4/3/49 (a)(c)	200		200

Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		200	187
			1,149
Sovereign (5.2%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 – 1/1/27	BRL	8,127	2,209
			3,358
Chile (0.9%)
Corporate Bonds (0.9%)
Cencosud SA,
5.15%, 2/12/25		$200	206
Geopark Ltd.,
6.50%, 9/21/24 (a)		200	201
			407
China (0.5%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21		200	205

Colombia (5.3%)
Corporate Bonds (3.1%)
Canacol Energy Ltd.,
7.25%, 5/3/25 (a)		400	401
Millicom International Cellular SA,
6.00%, 3/15/25		685	704
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)		200	212
			1,317
Sovereign (2.2%)
Colombian TES,
7.00%, 5/4/22	COP	302,700	100
7.50%, 8/26/26		1,138,000	386
7.75%, 9/18/30		30,000	10
10.00%, 7/24/24		847,300	317
Series B
6.00%, 4/28/28		356,000	109
			922
			2,239
Dominican Republic (1.0%)
Corporate Bond (1.0%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(d)		$400	427

Ecuador (1.9%)
Sovereign (1.9%)
Ecuador Government International Bond,
8.88%, 10/23/27		610	612
10.75%, 1/31/29 (a)		200	221
			833

Egypt (0.3%)
Sovereign (0.3%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	100	111

El Salvador (0.2%)
Sovereign (0.2%)
El Salvador Government International Bond,
8.63%, 2/28/29 (a)		$80	89

Georgia (0.4%)
Corporate Bond (0.4%)
Bank of Georgia JSC,
11.00%, 6/1/20 (a)	GEL	500	188

Ghana (1.5%)
Sovereign (1.5%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		$260	254
8.95%, 3/26/51 (a)	200		201
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)(c)	200		199
			654
Hungary (1.5%)
Sovereign (1.5%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	133,520	487
5.50%, 6/24/25	39,170		165
			652
India (1.4%)
Corporate Bond (1.4%)
Neerg Energy Ltd.,
6.00%, 2/13/22		$600	596

Indonesia (7.1%)
Corporate Bonds (1.0%)
Jababeka International BV,
6.50%, 10/5/23 (a)	260		248
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)	200		173
			421
Sovereign (6.1%)
Indonesia Government International Bond,
5.35%, 2/11/49	200		222
Indonesia Treasury Bond,
7.50%, 8/15/32	IDR	11,350,000	765
8.75%, 5/15/31	1,310,000		99
9.00%, 3/15/29	10,990,000		842
Pertamina Persero PT,
6.50%, 11/7/48 (a)		$200	233

Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)		400	446
			2,607
			3,028
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)		200	203

Israel (1.2%)
Corporate Bond (1.2%)
Teva Pharmaceutical Finance Netherlands III BV,
6.75%, 3/1/28		500	504

Jamaica (0.7%)
Corporate Bond (0.1%)
Digicel Group Two Ltd.,
8.25%, 9/30/22		70	24

Sovereign (0.6%)
Jamaica Government International Bond,
8.00%, 3/15/39		200	240
			264
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		200	197

Kazakhstan (1.5%)
Sovereign (1.5%)
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		580	636

Malaysia (1.9%)
Sovereign (1.9%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	34
3.96%, 9/15/25		1,627	405
4.16%, 7/15/21		875	218
4.18%, 7/15/24		124	31
4.23%, 6/30/31		246	61
4.50%, 4/15/30		249	64
			813
Mexico (10.0%)
Corporate Bonds (1.9%)
Alfa SAB de CV,
6.88%, 3/25/44		$200	217
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		200	189
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	221

Unifin Financiera SAB de CV SOFOM ENR,
8.88%, 1/29/25 (a)(e)		200	175
			802
Sovereign (8.1%)
Mexican Bonos,
10.00%, 12/5/24	MXN	14,140	800
Series M
6.50%, 6/10/21		6,594	331
7.50%, 6/3/27		9,880	493
7.75%, 5/29/31		3,017	150
8.00%, 6/11/20 – 12/7/23		7,672	398
10.00%, 12/5/24		1,388	79
Petroleos Mexicanos,
6.35%, 2/12/48		$300	266
6.50%, 3/13/27 – 1/23/29		666	668
6.75%, 9/21/47		310	285
			3,470
			4,272
Mongolia (0.5%)
Sovereign (0.5%)
Development Bank of Mongolia LLC,
7.25%, 10/23/23 (a)		200	208

Nigeria (3.8%)
Corporate Bonds (2.3%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)		200	207
United Bank for Africa PLC,
7.75%, 6/8/22 (a)		340	348
Zenith Bank PLC,
6.25%, 4/22/19		440	441
			996
Sovereign (1.5%)
Nigeria Government International Bond,
6.38%, 7/12/23		200	207
7.14%, 2/23/30 (a)		200	201
9.25%, 1/21/49 (a)		200	222
			630
			1,626
Panama (0.5%)
Sovereign (0.5%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	212

Paraguay (1.5%)
Sovereign (1.5%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)		400	418
5.40%, 3/30/50 (a)		200	210
			628

Peru (1.6%)
Sovereign (1.6%)
Peru Government Bond,
6.15%, 8/12/32 (a)	PEN	821	261
Peruvian Government International Bond, (Units)
6.35%, 8/12/28 (d)	1,273		416
			677
Poland (5.3%)
Sovereign (5.3%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	1,210	312
3.25%, 7/25/25	3,014		825
4.00%, 10/25/23	1,455		410
5.75%, 10/25/21 – 9/23/22	400		116
Republic of Poland Government International Bond,
5.00%, 3/23/22		$570	605
			2,268
Qatar (1.1%)
Sovereign (1.1%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)	430		453

Romania (0.6%)
Sovereign (0.6%)
Romania Government Bond,
4.75%, 2/24/25	RON	1,160	278

Russia (2.5%)
Sovereign (2.5%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	38,000	526
7.95%, 10/7/26	35,360		536
			1,062
Saudi Arabia (0.8%)
Sovereign (0.8%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)		$340	363

Senegal (0.9%)
Sovereign (0.9%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	400		385

South Africa (4.2%)
Corporate Bond (0.5%)
SASOL Financing USA LLC,
6.50%, 9/27/28	200		218

Sovereign (3.7%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	200		198
8.45%, 8/10/28 (a)	200		211
Republic of South Africa Government Bond,

8.25%, 3/31/32	ZAR	4,012	255
8.75%, 1/31/44	820		52
9.00%, 1/31/40	1,500		97
South Africa Government Bond,
6.75%, 3/31/21	770		53
8.00%, 1/31/30	10,954		700
			1,566
			1,784
Sri Lanka (0.9%)
Sovereign (0.9%)
Sri Lanka Government International Bond,
6.75%, 4/18/28		$200	198
7.85%, 3/14/29 (a)	200		209
			407
Tanzania, United Republic of (0.5%)
Corporate Bond (0.5%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)	200		209

Thailand (1.0%)
Sovereign (1.0%)
Thailand Government Bond,
4.88%, 6/22/29	THB	11,304	430

Turkey (2.1%)
Sovereign (2.1%)
Turkey Government Bond,
8.00%, 3/12/25	TRY	133	15
10.60%, 2/11/26	609		79
11.00%, 2/24/27	3,296		418
Turkey Government International Bond,
7.25%, 12/23/23		$400	404
			916
Ukraine (2.5%)
Sovereign (2.5%)
Ukraine Government International Bond,
7.75%, 9/1/23 – 9/1/26	333		318
9.75%, 11/1/28 (a)	200		207
9.75%, 11/1/28	520		537
			1062
United Arab Emirates (1.0%)
Corporate Bond (1.0%)
DP World PLC,
5.63%, 9/25/48 (a)	400		417

Venezuela (0.9%)
Sovereign (0.9%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (f)(g)	1,582		368
Total Fixed Income Securities (Cost $36,488)			35,944

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (Cost $—)	495	1

Shares
Short-Term Investments (15.2%)
United States (12.4%)
Investment Company (12.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $5,311)	5,311,097	5,311

	Face Amount (000)		Value (000)
Egypt (1.4%)
Sovereign (1.4%)
Egypt Treasury Bills,
17.50%, 9/10/19	EGP	4,625	249
17.58%, 9/10/19	6,875		370
			619
Nigeria (1.0%)
Sovereign (1.0%)
Nigeria Treasury Bills,
14.34%, 2/27/20	NGN	38,372	94
14.66%, 2/27/20	46,512		114
15.08%, 2/27/20	86,116		211
			419
Argentina (0.3%)
Sovereign (0.3%)
Argentine Republic Government International Bond,
6.88%, 4/22/21		$150	137
Total Sovereign (Cost $1,175)			1,175

United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
2.49%, 8/22/19 (i)(Cost $30)	30		30
Total Short-Term Investments (Cost $6,516)			6,516
Total Investments (99.5%) (Cost $43,004) (j)(k)(l)			42,461
Other Assets in Excess of Liabilities (0.5%)			229
Net Assets (100.0%)			$42,690

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	When-issued security.
(d)	Consists of one or more classes of securities traded together as a unit.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2019.

(f)	Non-income producing security; bond in default.
(g)	Issuer in bankruptcy.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at March 31, 2019.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(l)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,008,000 and the aggregate gross unrealized depreciation is approximately $1,540,000, resulting in net unrealized depreciation of approximately $532,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BRL	891		$239	4/2/19	$11
BNP Paribas SA		$229	BRL	891	4/2/19	(1)
State Street Bank and Trust Co.	BRL	1,681		$431	4/2/19	2
State Street Bank and Trust Co.	BRL	790		$205	4/2/19	3
State Street Bank and Trust Co.		$446	BRL	1,681	4/2/19	(16)
State Street Bank and Trust Co.		$203	BRL	790	4/2/19	(1)
BNP Paribas SA		$292	ARS	12,300	4/26/19	(17)
State Street Bank and Trust Co.	BRL	1,681		$445	5/3/19	16
BNP Paribas SA	HUF	28,960		$106	6/28/19	4
BNP Paribas SA		$652	CLP	433,400	6/28/19	(15)
BNP Paribas SA		$27	COP	83,250	6/28/19	(1)
BNP Paribas SA		$437	THB	13,850	6/28/19	— @
Goldman Sachs International	MXN	17,380		$910	6/28/19	26
JPMorgan Chase Bank NA	EUR	100		$115	6/28/19	2
UBS AG		$102	RON	429	6/28/19	(2)
						$11

@		Value is less than $500.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	63.7%
Corporate Bonds	21.0
Short-Term Investments	15.3
Other*	0.0	**
Total Investments	100.0	%***

*	Industries and/or investment types representing less than 5% of total investments.
**	Amount is less than 0.05%.
***	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $11,000.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Australia (1.5%)
Bellamy’s Australia Ltd. (a)	4,719	$37

Canada (13.0%)
Canadian National Railway Co.	820	73
Colliers International Group, Inc.	1,536	103
Constellation Software, Inc.	181	153
		329
Germany (3.0%)
GRENKE AG	393	38
Nemetschek SE	223	38
		76
New Zealand (3.5%)
Ryman Healthcare Ltd.	10,595	88

Sweden (3.1%)
AddLife AB, Class B	1,539	39
Cellavision AB	1,284	39
		78
United Kingdom (12.8%)
AO World PLC (a)	17,809	23
ASA International Group PLC (a)	10,694	63
Halma PLC	1,396	30
Melrose Industries PLC	28,162	67
Metro Bank PLC (a)	5,032	50
Victoria PLC (a)	16,451	93
		326
United States (59.9%)
Amazon.com, Inc. (a)	28	50
Appfolio, Inc., Class A (a)	414	33
Appian Corp. (a)	1,349	46
Carvana Co. (a)	2,994	174
Cimpress N.V. (a)	622	50
Copart, Inc. (a)	1,620	98
GTT Communications, Inc. (a)	4,054	141
HEICO Corp.	1,257	119
Installed Building Products, Inc. (a)	726	35
Invitae Corp. (a)	1,749	41
LiveRamp Holdings, Inc. (a)	1,269	69
Netflix, Inc. (a)	112	40
Rollins, Inc.	881	37
SS&C Technologies Holdings, Inc.	1,131	72
STAAR Surgical Co. (a)	324	11
Stitch Fix, Inc., Class A (a)	2,097	59
Trupanion, Inc. (a)	923	30
Tyler Technologies, Inc. (a)	242	49
Ubiquiti Networks, Inc.	427	64
UnitedHealth Group, Inc.	524	130
Wayfair, Inc., Class A (a)	558	83

XPO Logistics, Inc. (a)	1,634	88
		1,519
Total Common Stocks (Cost $2,108)		2,453

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $23)	23,000	23
Total Investments (97.7%) (Cost $2,131) (c)(d)(e)		2,476
Other Assets in Excess of Liabilities (2.3%)		58
Net Assets (100.0%)		$2,534

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $605,000 and 23.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $413,000 and the aggregate gross unrealized depreciation is approximately $68,000, resulting in net unrealized appreciation of approximately $345,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.6%
Software	15.8
Health Care Providers & Services	8.8
Internet & Direct Marketing Retail	8.7
Information Technology Services	8.5
Commercial Services & Supplies	7.5
Specialty Retail	7.0
Household Durables	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Air Freight & Logistics	$—	$121	$—	$121
Auto Components	—	54	—	54
Automobiles	—	369	—	369
Banks	380	1,224	—	1,604
Beverages	31	20	—	51
Biotechnology	15	3	—	18
Building Products	62	—	—	62
Chemicals	6	—	—	6
Commercial Services & Supplies	—	78	—	78
Construction & Engineering	—	553	—	553
Construction Materials	104	—	—	104
Consumer Finance	335	—	—	335
Distributors	—	7	—	7
Diversified Telecommunication Services	101	71	—	172
Electric Utilities	91	49	—	140
Equity Real Estate Investment Trusts (REITs)	—	—@	—	—@
Food & Staples Retailing	18	8	—	26
Food Products	5	25	—	30
Gas Utilities	—	15	—	15
Health Care Equipment & Supplies	21	3	—	24
Health Care Providers & Services	5	2	—	7
Hotels, Restaurants & Leisure	—	103	—	103
Household Durables	220	46	—	266
Household Products	31	7	—	38
Independent Power & Renewable Electricity Producers	5	1	—	6
Industrial Conglomerates	—	22	—	22
Information Technology Services	60	272	—	332
Insurance	60	—	—	60
Internet & Direct Marketing Retail	—	158	—	158
Leisure Products	—	6	—	6
Life Sciences Tools & Services	—	2	—	2
Machinery	—	56	—	56
Metals & Mining	—	44	—	44
Multi-Utilities	20	24	—	44
Oil, Gas & Consumable Fuels	755	—	—	755
Paper & Forest Products	14	60	—	74
Personal Products	—	15	—	15
Pharmaceuticals	44	43	—	87
Professional Services	—	18	—	18
Road & Rail	—	51	—	51
Semiconductors & Semiconductor Equipment	—	—	8	8
Specialty Retail	—	42	—	42
Textiles, Apparel & Luxury Goods	—	10	—	10
Thrifts & Mortgage Finance	18	—	—	18
Tobacco	15	10	—	25
Trading Companies & Distributors	12	5	—	17
Transportation Infrastructure	12	608	—	620
Water Utilities	—	2	—	2
Wireless Telecommunication Services	14	71	—	85
Total Common Stocks	2,454	4,278	8	6,740
Fixed Income Securities
Sovereign	—	4,063	—	4,063
Short-Term Investments
Investment Company	5,574	—	—	5,574
U.S. Treasury Security	—	8,406	—	8,406
Total Short-Term Investments	5,574	8,406	—	13,980
Foreign Currency Forward Exchange Contracts	—	1,206	—	1,206
Futures Contracts	153	—	—	153
Total Return Swap Agreements	92	7	—	99
Total Assets	8,273	17,960	8	26,241
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,307)	—	(1,307)
Futures Contracts	(238)	—	—	(238)
Total Liabilities	(238)	(1,307)	—	(1,545)
Total	$8,035	$16,653	$8	$24,696

@	Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi-Asset	Common Stock (000)
Beginning Balance	$8
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation	(—@	)
Realized (losses)	—
Ending Balance	$8

Net change in unrealized (depreciation) from investments still held as of March 31, 2019	(—@	)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

Multi-Asset	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in Input**

Common Stock	$8	Book Value	Book Value	$0.050	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$1	$2,117	$—		$2,118
Airlines	1,855	—	—		1,855
Auto Components	—	319	—		319
Automobiles	—	5,161	—		5,161
Banks	9,627	11,221	—		20,848
Beverages	392	5,733	—		6,125
Biotechnology	216	629	—		845
Building Products	—	1,186	—		1,186
Capital Markets	—	980	—		980
Chemicals	—	2,609	—		2,609
Commercial Services & Supplies	—	626	—		626
Communications Equipment	—	2,290	—		2,290
Construction Materials	—	1,338	—		1,338
Diversified Financial Services	—	501	—		501
Diversified Telecommunication Services	—	1,174	—		1,174
Electric Utilities	—	748	—		748
Electrical Equipment	—	1,135	—		1,135
Electronic Equipment, Instruments & Components	402	2,960	—		3,362
Energy Equipment & Services	1,871	—	—		1,871
Entertainment	—	1,301	—		1,301
Equity Real Estate Investment Trusts (REITs)	473	—	—		473
Food & Staples Retailing	123	2,538	—		2,661
Food Products	—	8,454	—		8,454
Health Care Equipment & Supplies	1,198	3,880	—		5,078
Health Care Providers & Services	—	1,294	—		1,294
Hotels, Restaurants & Leisure	—	206	—		206
Household Durables	—	1,587	—		1,587
Household Products	—	3,141	—		3,141
Independent Power & Renewable Electricity Producers	—	810	—		810
Information Technology Services	2,144	3,221	—		5,365
Insurance	—	6,814	—		6,814
Interactive Media & Services	1,883	4,272	—		6,155
Internet & Direct Marketing Retail	4,085	256	—		4,341
Leisure Products	—	829	—		829
Life Sciences Tools & Services	1,422	976	—		2,398
Machinery	—	3,338	—		3,338
Metals & Mining	3,585	394	—		3,979
Multi-Line Retail	712	—	—		712
Multi-Utilities	—	147	—		147
Oil, Gas & Consumable Fuels	669	4,564	—		5,233
Personal Products	—	8,338	—		8,338
Pharmaceuticals	1,403	16,670	—		18,073
Professional Services	—	4,339	—		4,339
Real Estate Management & Development	—	1,306	—	@	1,306
Road & Rail	—	1,022	—		1,022
Semiconductors & Semiconductor Equipment	—	4,100	—		4,100
Software	1,683	5,211	—		6,894
Specialty Retail	—	787	—		787
Tech Hardware, Storage & Peripherals	—	447	—		447
Textiles, Apparel & Luxury Goods	—	3,656	—		3,656
Tobacco	—	2,226	—		2,226
Trading Companies & Distributors	—	1,075	—		1,075
Transportation Infrastructure	—	912	—		912
Wireless Telecommunication Services	—	848	—		848
Total Common Stocks	33,744	139,686	—	@	173,430
Investment Companies	1,328	—	—		1,328
Short-Term Investments
Investment Company	12,378	—	—		12,378
Repurchase Agreements	—	5	—		5
Total Short-Term Investments	12,378	5	—		12,383
Foreign Currency Forward Exchange Contracts		62			62
Futures Contracts	283	—	—		283
Total Assets	47,733	139,753	—	@	187,486
Liabilities:
Foreign Currency Forward Exchange Contracts		(24)			(24)
Futures Contracts	(2)	—	—		(2)
Total Liabilities	(2)	(24)	—		(26)
Total	$47,731	$139,729	$—	@	$187,460

@                                    Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation	Common Stocks (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$—	@

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$ (—@	)

@                                    Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$4,616		$—	$—	$4,616
Beverages	—		7,822	—	7,822
Diversified Consumer Services	3,507		—	—	3,507
Entertainment	—	@	—	—	—	@
Food Products	—		4,286	—	4,286
Hotels, Restaurants & Leisure	2,569		2,164	—	4,733
Household Durables	—		3,403	—	3,403
Insurance	—		2,380	—	2,380
Interactive Media & Services	—		3,895	—	3,895
Internet & Direct Marketing Retail	4,179		945	—	5,124
Life Sciences Tools & Services	—		1,524	—	1,524
Pharmaceuticals	—		1,792	—	1,792
Semiconductors & Semiconductor Equipment	—		3,215	—	3,215
Textiles, Apparel & Luxury Goods	—		2,329	—	2,329
Total Common Stocks	14,871		33,755	—	48,626
Call Options Purchased	—		16	—	16
Short-Term Investments
Investment Company	6,892		—	—	6,892
Repurchase Agreements	—		251	—	251
Total Short-Term Investments	6,892		251	—	7,143
Total Assets	$21,763		$34,022	$—	$55,785

@	Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Automobiles	$—	$21,733	$—	$21,733
Banks	56,529	156,591	—	213,120
Beverages	23,560	10,448	—	34,008
Capital Markets	9,464	—	—	9,464
Construction & Engineering	—	5,512	—	5,512
Construction Materials	—	18,084	—	18,084
Diversified Consumer Services	11,287	—	—	11,287
Diversified Financial Services	—	14,451	—	14,451
Diversified Telecommunication Services	—	13,264	—	13,264
Electronic Equipment, Instruments & Components	—	7,434	—	7,434
Entertainment	—	1,045	—	1,045
Food & Staples Retailing	15,076	37,696	—	52,772
Food Products	—	19,441	—	19,441
Gas Utilities	5,870	—	—	5,870
Health Care Providers & Services	—	9,229	—	9,229
Hotels, Restaurants & Leisure	3,965	—	—	3,965
Household Products	—	8,202	—	8,202
Independent Power & Renewable Electricity Producers	—	2,141	—	2,141
Industrial Conglomerates	—	17,332	—	17,332
Information Technology Services	—	6,488	—	6,488
Insurance	—	29,136	—	29,136
Interactive Media & Services	13,994	47,136	—	61,130
Internet & Direct Marketing Retail	26,478	1,755	—	28,233
Life Sciences Tools & Services	—	855	—	855
Machinery	—	7,154	—	7,154
Metals & Mining	13,291	8,434	—	21,725
Multi-Line Retail	19,514	—	—	19,514
Oil, Gas & Consumable Fuels	19,007	22,816	—	41,823
Personal Products	—	15,345	—	15,345
Pharmaceuticals	—	11,018	—	11,018
Real Estate Management & Development	—	10,666	—	10,666
Semiconductors & Semiconductor Equipment	—	53,204	—	53,204
Tech Hardware, Storage & Peripherals	—	16,534	—	16,534
Textiles, Apparel & Luxury Goods	—	30,638	—	30,638
Thrifts & Mortgage Finance	—	8,155	—	8,155
Transportation Infrastructure	—	4,110	—	4,110
Wireless Telecommunication Services	—	11,790	—	11,790
Total Common Stocks	218,035	627,837	—	845,872
Short-Term Investments
Investment Company	1,448	—	—	1,448
Foreign Currency Forward Exchange Contract	—	98	—	98
Total Assets	$219,483	$627,935	$—	$847,418

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Breakout Nations
Assets:
Common Stocks
Air Freight & Logistics	$—	$14		$—	$14
Airlines	—	19		—	19
Automobiles	—	73		—	73
Banks	785	749		—	1,534
Beverages	220	53		—	273
Capital Markets	145	29		—	174
Construction & Engineering	—	66		—	66
Diversified Consumer Services	64	—		—	64
Diversified Financial Services	—	23		—	23
Diversified Telecommunication Services	—	78		—	78
Electric Utilities	16	—		—	16
Food & Staples Retailing	144	59		—	203
Food Products	—	134		—	134
Gas Utilities	32	—		—	32
Health Care Providers & Services	—	68		—	68
Hotels, Restaurants & Leisure	36	—		—	36
Household Products	—	73		—	73
Industrial Conglomerates	—	141		—	141
Insurance	—	30		—	30
Interactive Media & Services	—	294		—	294
Internet & Direct Marketing Retail	145	—		—	145
Metals & Mining	87	—		—	87
Multi-Line Retail	136	—		—	136
Oil, Gas & Consumable Fuels	196	31		—	227
Pharmaceuticals	—	26		—	26
Real Estate Management & Development	—	105		—	105
Software	27	—		—	27
Textiles, Apparel & Luxury Goods	—	67		—	67
Transportation Infrastructure	—	51		—	51
Total Common Stocks	2,033	2,183		—	4,216
Investment Company	289	—		—	289
Short-Term Investment
Investment Company	533	—		—	533
Foreign Currency Forward Exchange Contract		—	@		—	@
Futures Contract	9	—		—	9
Total Assets	$2,864	$2,183		$—	$5,047

@	Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$1,563	$6,310	$—	$7,873
Chemicals	—	1,317	—	1,317
Commercial Banks	—	2,588	—	2,588
Diversified Financial Services	—	1,120	—	1,120
Electrical Equipment	—	2,190	—	2,190
Food & Staples Retailing	—	1,800	—	1,800
Health Care Equipment & Supplies	—	1,244	—	1,244
Health Care Providers & Services	—	4,370	—	4,370
Hotels, Restaurants & Leisure	164	1,464	—	1,628
Household Durables	—	1,606	—	1,606
Information Technology Services	1,070	—	—	1,070
Insurance	—	2,867	—	2,867
Interactive Media & Services	—	3,591	—	3,591
Internet & Direct Marketing Retail	6,047	—	—	6,047
Machinery	—	1,886	—	1,886
Multi-Line Retail	—	1,542	—	1,542
Personal Products	—	1,169	—	1,169
Semiconductors & Semiconductor Equipment	—	4,137	—	4,137
Textiles, Apparel & Luxury Goods	—	3,013	—	3,013
Total Common Stocks	8,844	42,214	—	51,058
Short-Term Investment
Investment Company	580	—	—	580
Total Assets	$9,424	$42,214	$—	$51,638

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,418	$—	$2,418
Auto Components	—	882	—	882
Banks	1,550	4,297	—	5,847
Beverages	—	522	—	522
Building Products	—	804	—	804
Chemicals	—	814	—	814
Commercial Services & Supplies	—	1,741	—	1,741
Communications Equipment	—	809	—	809
Construction & Engineering	—	816	—	816
Construction Materials	—	901	—	901
Consumer Finance	603	2,510	—	3,113
Containers & Packaging	—	579	—	579
Diversified Consumer Services	1,454	2,533	—	3,987
Electrical Equipment	—	1,725	—	1,725
Entertainment	—	2,576	—	2,576
Food & Staples Retailing	—	2,024	—	2,024
Food Products	—	2,377	—	2,377
Gas Utilities	—	1,952	—	1,952
Health Care Equipment & Supplies	—	768	—	768
Health Care Providers & Services	1,260	678	—	1,938
Hotels, Restaurants & Leisure	1,402	1,833	—	3,235
Household Durables	—	601	—	601
Independent Power & Renewable Electricity Producers	—	591	—	591
Information Technology Services	—	582	—	582
Interactive Media & Services	—	812	—	812
Internet & Direct Marketing Retail	1,580	—	—	1,580
Leisure Products	—	669	—	669
Machinery	—	804	—	804
Media	—	889	—	889
Multi-Line Retail	516	1,948	—	2,464
Personal Products	—	751	—	751
Semiconductors & Semiconductor Equipment	—	2,176	—	2,176
Software	648	2,315	—	2,963
Specialty Retail	—	3,131	—	3,131
Textiles, Apparel & Luxury Goods	—	1,593	—	1,593
Transportation Infrastructure	568	2,547	—	3,115
Total Common Stocks	9,581	52,968	—	62,549
Warrants	—	674	—	674
Short-Term Investments
Investment Company	1,846	—	—	1,846
Foreign Currency Forward Exchange Contract	—	4	—	4
Total Assets	$11,427	$53,646	$—	$65,073

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,631	$—	$2,631
Banks	16,913	80,328	—	97,241
Beverages	—	7,735	—	7,735
Capital Markets	—	3,562	—	3,562
Construction Materials	—	3,761	—	3,761
Diversified Consumer Services	—	5,411	—	5,411
Electric Utilities	4,082	—	—	4,082
Food & Staples Retailing	—	1,653	—	1,653
Food Products	—	16,892	—	16,892
Health Care Providers & Services	—	5,301	—	5,301
Hotels, Restaurants & Leisure	3,578	—	—	3,578
Independent Power & Renewable Electricity Producers	—	2,349	—	2,349
Insurance	—	2,397	—	2,397
Internet & Direct Marketing Retail	6,320	—	—	6,320
Oil, Gas & Consumable Fuels	6,879	2,657	—	9,536
Pharmaceuticals	—	7,059	—	7,059
Real Estate Management & Development	—	5,785	—	5,785
Road & Rail	—	2,810	—	2,810
Software	6,915	—	—	6,915
Specialty Retail	—	2,605	—	2,605
Transportation Infrastructure	—	3,837	—	3,837
Wireless Telecommunication Services	—	19,558	—	19,558
Total Common Stocks	44,687	176,331	—	221,018
Participation Notes	—	7,527	—	7,527
Total Assets	$44,687	$183,858	$—	$228,545

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Capital Markets	$6,947	$—	$—	$6,947
Commercial Services & Supplies	1,906	4,292	—	6,198
Entertainment	4,466	—	—	4,466
Health Care Equipment & Supplies	4,418	—	—	4,418
Hotels, Restaurants & Leisure	1,880	—	—	1,880
Information Technology Services	1,909	4,725	—	6,634
Interactive Media & Services	5,734	—	—	5,734
Internet & Direct Marketing Retail	23,441	4,493	—	27,934
Pharmaceuticals	3,850	—	—	3,850
Road & Rail	10,487	—	—	10,487
Software	21,102	4,215	—	25,317
Textiles, Apparel & Luxury Goods	—	15,352	—	15,352
Total Common Stocks	86,140	33,077	—	119,217
Preferred Stocks
Internet & Direct Marketing Retail	—	—	244	244
Software	—	—	42	42
Total Preferred Stocks	—	—	286	286
Call Options Purchased	—	48	—	48
Short-Term Investment
Investment Company	3,579	—	—	3,579
Total Assets	$89,719	$33,125	$286	$123,130

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Advantage	Preferred Stocks (000)
Beginning Balance	$273
Purchases
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	13
Realized gains (losses)	—
Ending Balance	$286

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$13

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Advantage	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Preferred Stocks	$286	Discounted Cash Flow	Weighted Average Cost of Capital	14.0%-19.5%/15.19%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x-16.5x/8.61x	Increase
			Discount for Lack of Marketability	10.0%-20.0%/11.39%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x-16.0x/9.08x	Increase

*    Amount is indicative of the weighted average.

**  Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Airlines	$838	$—	$—	$838
Banks	2,081	—	—	2,081
Beverages	1,170	—	—	1,170
Capital Markets	725	—	—	725
Chemicals	424	—	—	424
Electric Utilities	716	—	—	716
Equity Real Estate Investment Trusts (REITs)	790	—	—	790
Hotels, Restaurants & Leisure	756	—	—	756
Information Technology Services	1,615	—	—	1,615
Interactive Media & Services	3,084	—	—	3,084
Oil, Gas & Consumable Fuels	555	—	—	555
Personal Products	659	—	—	659
Semiconductors & Semiconductor Equipment	1,071	—	—	1,071
Software	1,993	—	—	1,993
Total Common Stocks	16,477	—	—	16,477
Investment Companies	941	—	—	941
Short-Term Investment
Investment Company	104	—	—	104
Total Assets	$17,522	$—	$—	$17,522

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated Real Estate
Assets:
Common Stocks
Diversified	$252	$1,239	$—	$1,491
Health Care	22	—	—	22
Industrial	40	1	—	41
Lodging/Resorts	272	113	—	385
Office	689	477	—	1,166
Residential	331	—	—	331
Retail	811	397	—	1,208
Self Storage	36	—	—	36
Total Common Stocks	2,453	2,227	—	4,680
Short-Term Investment
Investment Company	180	—	—	180
Total Assets	$2,633	$2,227	$—	$4,860

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Aerospace & Defense	$221	$—	$—	$221
Airlines	610	—	—	610
Banks	903	—	—	903
Beverages	766	—	—	766
Capital Markets	476	—	—	476
Diversified Consumer Services	129	—	—	129
Electric Utilities	295	—	—	295
Electrical Equipment	252	—	—	252
Energy Equipment & Services	32	—	—	32
Entertainment	50	—	—	50
Equity Real Estate Investment Trusts (REITs)	316	—	—	316
Health Care Equipment & Supplies	296	—	—	296
Health Care Providers & Services	333	—	—	333
Hotels, Restaurants & Leisure	197	—	—	197
Household Durables	105	—	—	105
Information Technology Services	668	—	—	668
Interactive Media & Services	892	—	—	892
Internet & Direct Marketing Retail	534	—	—	534
Media	177	—	—	177
Multi-Line Retail	66	—	—	66
Oil, Gas & Consumable Fuels	363	—	—	363
Personal Products	225	—	—	225
Semiconductors & Semiconductor Equipment	279	—	—	279
Software	796	—	—	796
Tech Hardware, Storage & Peripherals	511	—	—	511
Textiles, Apparel & Luxury Goods	—	419	—	419
Total Common Stocks	9,492	419	—	9,911
Investment Company	140	—	—	140
Short-Term Investment
Investment Company	162	—	—	162
Total Assets	$9,794	$419	$—	$10,213

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Counterpoint
Assets:
Common Stocks
Aerospace & Defense	$70	$—	$—	$70
Air Freight & Logistics	6	—	—	6
Automobiles	4	—	—	4
Banks	205	3	—	208
Beverages	12	218	—	230
Biotechnology	33	34	—	67
Capital Markets	174	—	—	174
Chemicals	47	38	—	85
Commercial Services & Supplies	184	66	—	250
Communications Equipment	5	—	—	5
Construction Materials	50	—	—	50
Consumer Finance	—	4	—	4
Containers & Packaging	11	—	—	11
Diversified Consumer Services	218	—	—	218
Diversified Financial Services	—	2	—	2
Electrical Equipment	—	5	—	5
Electronic Equipment, Instruments & Components	—	2	—	2
Entertainment	216	—	—	216
Food Products	23	150	—	173
Health Care Equipment & Supplies	265	15	—	280
Health Care Providers & Services	147	6	—	153
Health Care Technology	123	—	—	123
Hotels, Restaurants & Leisure	106	79	—	185
Household Durables	2	21	—	23
Household Products	—	74	—	74
Information Technology Services	691	53	—	744
Insurance	9	38	—	47
Interactive Media & Services	300	115	—	415
Internet & Direct Marketing Retail	724	63	—	787
Life Sciences Tools & Services	89	11	—	100
Machinery	6	18	—	24
Marine	—	15	—	15
Media	3	—	—	3
Multi-Line Retail	10	—	—	10
Multi-Utilities	25	—	—	25
Personal Products	17	17	—	34
Pharmaceuticals	48	19	—	67
Professional Services	40	16	—	56
Real Estate Management & Development	14	—	—	14
Road & Rail	211	106	—	317
Semiconductors & Semiconductor Equipment	28	24	—	52
Software	733	34	—	767
Specialty Retail	38	—	—	38
Textiles, Apparel & Luxury Goods	—	480	—	480
Thrifts & Mortgage Finance	6	—	—	6
Trading Companies & Distributors	6	—	—	6
Transportation Infrastructure	36	61	—	97
Total Common Stocks	4,935	1,787	—	6,722
Call Options Purchased	—	3	—	3
Short-Term Investment
Investment Company	317	—	—	317
Total Assets	$5,252	$1,790	$—	$7,042

@  Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$53,819	$132,106	$—	$185,925
Capital Markets	44,900	—	—	44,900
Entertainment	1,368	—	—	1,368
Health Care Equipment & Supplies	209,901	—	—	209,901
Household Products	35,274	138,980	—	174,254
Information Technology Services	250,598	—	—	250,598
Media	25,554	—	—	25,554
Personal Products	—	137,815	—	137,815
Pharmaceuticals	55,455	—	—	55,455
Professional Services	—	90,754	—	90,754
Software	116,931	83,703	—	200,634
Textiles, Apparel & Luxury Goods	31,512	—	—	31,512
Tobacco	109,899	54,616	—	164,515
Total Common Stocks	935,211	637,974	—	1,573,185
Short-Term Investment
Investment Company	76,907	—	—	76,907
Total Assets	$1,012,118	$637,974	$—	$1,650,092

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$11,632	$—	$11,632
Communications	40,545	525	—	41,070
Diversified	—	25,693	—	25,693
Electricity Transmission & Distribution	38,085	16,457	—	54,542
Oil & Gas Storage & Transportation	92,184	19,143	—	111,327
Renewables	24,725	—	—	24,725
Toll Roads	22,937	23,530	—	46,467
Water	6,699	13,778	—	20,477
Total Common Stocks	225,175	110,758	—	335,933
Short-Term Investments
Investment Company	17,011	—	—	17,011
Repurchase Agreements	—	2,824	—	2,824
Total Short-Term Investments	17,011	2,824	—	19,835
Total Assets	$242,186	$113,582	$—	$355,768

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Opportunity
Assets:
Common Stocks
Banks	$—	$137,181	$—	$137,181
Beverages	—	122,261	—	122,261
Construction Materials	91,546	—	—	91,546
Diversified Consumer Services	197,100	—	—	197,100
Electronic Equipment, Instruments & Components	—	77,721	—	77,721
Entertainment	29,265	—	—	29,265
Food Products	—	122,092	—	122,092
Health Care Technology	—	—	11,376	11,376
Hotels, Restaurants & Leisure	42,546	26,609	—	69,155
Household Products	—	46,859	—	46,859
Information Technology Services	465,020	—	—	465,020
Interactive Media & Services	276,766	23,222	—	299,988
Internet & Direct Marketing Retail	378,644	20,507	—	399,151
Professional Services	—	25,329	—	25,329
Road & Rail	—	132,626	—	132,626
Software	338,063	—	—	338,063
Textiles, Apparel & Luxury Goods	—	215,109	—	215,109
Total Common Stocks	1,818,950	949,516	11,376	2,779,842
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	3,721	3,721
Internet & Direct Marketing Retail	—	—	13,990	13,990
Total Preferred Stocks	—	—	17,711	17,711
Call Options Purchased	—	1,064	—	1,064
Short-Term Investment
Investment Company	199,973	—	—	199,973
Total Assets	$2,018,923	$950,580	$29,087	$2,998,590

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$11,394	$16,235
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(18)	1,476
Realized gains (losses)	—	—
Ending Balance	$11,376	$17,711

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$(18)	$1,476

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Opportunity	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$11,376	Market Transaction Method	Precedent Transaction	$ 378.16	Increase
Preferred Stocks	$17,711	Market Transaction Method	Precedent Transaction	$ 27.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	11.0%-27.0%/15.79%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-12.9x/5.94x	Increase
			Discount for Lack of Marketability	7.0%-20.0%/10.86%	Decrease

*                 Amount is indicative of the weighted average.

**          Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$40,145	$197,053	$—	$237,198
Health Care	29,267	—	—	29,267
Industrial	32,676	16,070	126	48,872
Industrial/Office Mixed	1,663	2,731	—	4,394
Lodging/Resorts	49,052	2,753	—	51,805
Office	116,349	65,530	—	181,879
Residential	99,687	33,606	14	133,307
Retail	135,796	74,281	—	210,077
Self Storage	24,931	—	—	24,931
Total Common Stocks	529,566	392,024	140	921,730
Short-Term Investment
Investment Company	3,987	—	—	3,987
Total Assets	$533,553	$392,024	$140	$925,717

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$145
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(5)
Realized gains (losses)	—
Ending Balance	$140

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$(5)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an Increase in Input**

Common Stocks	$140

Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date

		Market Transaction Method	Adjusted Capital Balance Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*                 Amount is indicative of the weighted average.

**          Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$430	$—	$—	$430
Capital Markets	415	—	—	415
Electronic Equipment, Instruments & Components	125	—	—	125
Entertainment	16	—	—	16
Health Care Equipment & Supplies	3,122	—	—	3,122
Health Care Technology	296	—	—	296
Household Products	254	1,869	—	2,123
Information Technology Services	3,088	—	—	3,088
Insurance	—	659	—	659
Interactive Media & Services	1,142	—	—	1,142
Internet & Direct Marketing Retail	305	—	—	305
Media	300	—	—	300
Personal Products	—	1,162	—	1,162
Pharmaceuticals	580	1,104	—	1,684
Professional Services	—	695	—	695
Software	1,760	1,073	—	2,833
Textiles, Apparel & Luxury Goods	363	—	—	363
Total Common Stocks	12,196	6,562	—	18,758
Short-Term Investment
Investment Company	809	—	—	809
Total Assets	$13,005	$6,562	$—	$19,567

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Banks	$—	$50,282	$—	$50,282
Beverages	—	71,494	—	71,494
Biotechnology	—	39,388	—	39,388
Capital Markets	28,427	—	—	28,427
Chemicals	—	40,882	—	40,882
Diversified Consumer Services	41,161	—	—	41,161
Electronic Equipment, Instruments & Components	—	59,165	—	59,165
Food Products	—	123,301	—	123,301
Health Care Equipment & Supplies	—	20,849	—	20,849
Hotels, Restaurants & Leisure	—	11,906	—	11,906
Household Products	—	83,577	—	83,577
Information Technology Services	70,213	—	—	70,213
Insurance	—	35,252	—	35,252
Interactive Media & Services	—	56,686	—	56,686
Internet & Direct Marketing Retail	43,281	—	—	43,281
Machinery	—	11,501	—	11,501
Marine	—	22,455	—	22,455
Multi-Utilities	36,788	—	—	36,788
Road & Rail	—	74,348	—	74,348
Software	27,479	—	—	27,479
Textiles, Apparel & Luxury Goods	—	154,816	—	154,816
Total Common Stocks	247,349	855,902	—	1,103,251
Call Options Purchased	—	326	—	326
Short-Term Investments
Investment Company	118,186	—	—	118,186
Repurchase Agreements	—	2,158	—	2,158
Total Short-Term Investments	118,186	2,158	—	120,344
Total Assets	$365,535	$858,386	$—	$1,223,921

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$92,385	$—	$92,385
Air Freight & Logistics	—	40,732	—	40,732
Auto Components	—	26,563	—	26,563
Automobiles	—	17,045	—	17,045
Banks	—	116,267	—	116,267
Beverages	—	221,859	—	221,859
Capital Markets	—	23,503	—	23,503
Chemicals	—	18,004	—	18,004
Construction Materials	—	22,820	—	22,820
Diversified Telecommunication Services	—	24,876	—	24,876
Electronic Equipment, Instruments & Components	—	30,114	—	30,114
Entertainment	—	8,287	—	8,287
Health Care Providers & Services	—	65,511	—	65,511
Household Products	—	202,640	—	202,640
Insurance	—	203,498	—	203,498
Interactive Media & Services	—	47,802	—	47,802
Machinery	—	28,959	—	28,959
Metals & Mining	43,658	—	—	43,658
Oil, Gas & Consumable Fuels	12,554	119,307	—	131,861
Personal Products	—	264,628	—	264,628
Pharmaceuticals	—	323,141	—	323,141
Professional Services	—	116,311	—	116,311
Software	61,339	86,447	—	147,786
Specialty Retail	—	16,018	—	16,018
Tobacco	—	103,144	—	103,144
Trading Companies & Distributors	—	26,599	—	26,599
Total Common Stocks	117,551	2,246,460	—	2,364,011
Short-Term Investments
Investment Company	42,381	—	—	42,381
Repurchase Agreements	—	133	—	133
Total Short-Term Investments	42,381	133	—	42,514
Total Assets	$159,932	$2,246,593	$—	$2,406,525

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Banks	$—	$82,745	$—	$82,745
Beverages	—	134,695	—	134,695
Biotechnology	—	41,576	—	41,576
Commercial Banks	—	12,909	—	12,909
Diversified Consumer Services	88,684	—	—	88,684
Electronic Equipment, Instruments & Components	—	38,548	—	38,548
Entertainment	38,889	—	—	38,889
Food Products	—	100,857	—	100,857
Hotels, Restaurants & Leisure	37,744	20,286	—	58,030
Household Products	—	47,699	—	47,699
Information Technology Services	70,507	—	—	70,507
Interactive Media & Services	—	68,412	—	68,412
Internet & Direct Marketing Retail	128,519	52,629	—	181,148
Professional Services	—	36,113	—	36,113
Road & Rail	—	62,734	—	62,734
Semiconductors & Semiconductor Equipment	7,160	23,744	—	30,904
Software	20,179	—	—	20,179
Textiles, Apparel & Luxury Goods	—	172,515	—	172,515
Total Common Stocks	391,682	895,462	—	1,287,144
Call Options Purchased	—	452	—	452
Short-Term Investments
Investment Company	61,864	—	—	61,864
Repurchase Agreements	—	1,841	—	1,841
Total Short-Term Investments	61,864	1,841	—	63,705
Total Assets	$453,546	$897,755	$—	$1,351,301

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$—	$9,977	$—	$9,977
Industrial	—	752	—	752
Industrial/Office Mixed	—	146	—	146
Lodging/Resorts	—	141	—	141
Office	—	3,467	—	3,467
Residential	—	1,844	5	1,849
Retail	764	3,529	—	4,293
Total Common Stocks	764	19,856	5	20,625
Short-Term Investment
Investment Company	373	—	—	373
Total Assets	$1,137	$19,856	$5	$20,998

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Real Estate	Common Stock (000)
Beginning Balance	$5
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$5

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$ (—@	)

@            Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

International Real Estate	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an Increase in Input**

Common Stock	$5	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*                 Amount is indicative of the weighted average.

**          Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Real Assets
Assets:
Common Stocks
Aerospace & Defense	$24	$—		$—	$24
Auto Components	—	21		—	21
Automobiles	—	19		—	19
Banks	138	96		—	234
Beverages	46	66		—	112
Biotechnology	27	—		—	27
Capital Markets	49	15		—	64
Chemicals	32	61		—	93
Commercial Services & Supplies	—	15		—	15
Construction & Engineering	—	208		—	208
Construction Materials	14	—		—	14
Diversified Telecommunication Services	49	4		—	53
Electric Utilities	220	15		—	235
Electronic Equipment, Instruments & Components	37	—		—	37
Energy Equipment & Services	13	—		—	13
Entertainment	37	—		—	37
Equity Real Estate Investment Trusts (REITs)	1,608	574		—	2,182
Food & Staples Retailing	—	12		—	12
Food Products	—	31		—	31
Gas Utilities	56	99		—	155
Health Care Equipment & Supplies	57	—		—	57
Health Care Providers & Services	54	—		—	54
Hotels, Restaurants & Leisure	22	17		—	39
Household Durables	—	26		—	26
Household Products	18	—		—	18
Independent Power & Renewable Electricity Producers	146	—		—	146
Information Technology Services	97	—		—	97
Insurance	31	34		—	65
Interactive Media & Services	57	—		—	57
Internet & Direct Marketing Retail	48	—		—	48
Life Sciences Tools & Services	48	—		—	48
Machinery	18	14		—	32
Media	36	—		—	36
Metals & Mining	11	35		—	46
Multi-Line Retail	—	20		—	20
Multi-Utilities	165	110		—	275
Oil, Gas & Consumable Fuels	585	128		—	713
Personal Products	21	13		—	34
Pharmaceuticals	76	38		—	114
Real Estate Management & Development	—	610		—	610
Road & Rail	39	—		—	39
Semiconductors & Semiconductor Equipment	41	—		—	41
Software	125	—		—	125
Specialty Retail	—	15		—	15
Tech Hardware, Storage & Peripherals	49	—		—	49
Tobacco	—	17		—	17
Trading Companies & Distributors	10	77		—	87
Transportation Infrastructure	153	283		—	436
Water Utilities	62	71		—	133
Total Common Stocks	4,319	2,744		—	7,063
Sovereign	—	1,555		—	1,555
U.S. Treasury Securities	—	1,091		—	1,091
Short-Term Investment
Investment Company	336	—		—	336
Foreign Currency Forward Exchange Contracts	—	16		—	16
Total Assets	4,655	5,406		—	10,061
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—@	)	—	(—@	)
Total	$4,655	$5,406		$—	$10,061

@            Value is less than $500.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$5,242	$—	$—	$5,242
Capital Markets	10,440	—	—	10,440
Chemicals	5,140	—	—	5,140
Commercial Services & Supplies	23,811	—	—	23,811
Diversified Consumer Services	5,498	—	—	5,498
Entertainment	13,814	—	—	13,814
Health Care Equipment & Supplies	22,267	—	—	22,267
Health Care Providers & Services	2,322	—	—	2,322
Hotels, Restaurants & Leisure	8,419	—	—	8,419
Information Technology Services	8,670	—	—	8,670
Interactive Media & Services	47,482	—	—	47,482
Internet & Direct Marketing Retail	34,321	—	—	34,321
Machinery	5,182	—	—	5,182
Pharmaceuticals	17,322	—	—	17,322
Professional Services	5,213	—	—	5,213
Road & Rail	28,517	—	—	28,517
Software	78,514	—	—	78,514
Textiles, Apparel & Luxury Goods	—	12,850	—	12,850
Total Common Stocks	322,174	12,850	—	335,024
Call Options Purchased	—	115	—	115
Short-Term Investment
Investment Company	12,992	—	—	12,992
Total Assets	$335,166	$12,965	$—	$348,131

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$83,740	$—	$—	$83,740
Entertainment	564,377	—	—	564,377
Health Care Equipment & Supplies	680,826	—	—	680,826
Health Care Providers & Services	252,090	—	—	252,090
Health Care Technology	456,924	—	25,030	481,954
Information Technology Services	1,020,626	112,175	—	1,132,801
Interactive Media & Services	913,150	—	—	913,150
Internet & Direct Marketing Retail	899,615	—	—	899,615
Life Sciences Tools & Services	334,264	—	—	334,264
Pharmaceuticals	3,929	—	—	3,929
Semiconductors & Semiconductor Equipment	116,006	—	—	116,006
Software	967,383	—	—	967,383
Total Common Stocks	6,292,930	112,175	25,030	6,430,135
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	22,052	22,052
Internet & Direct Marketing Retail	—	—	123,832	123,832
Total Preferred Stocks	—	—	145,884	145,884
Call Options Purchased	—	2,412	—	2,412
Short-Term Investments
Investment Company	240,760	—	—	240,760
Repurchase Agreements	—	5,059	—	5,059
Total Short-Term Investments	240,760	5,059	—	245,819
Total Assets	$6,533,690	$119,646	$170,914	$6,824,250

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$25,069	$134,501
Purchases		—
Sales	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(39)	11,383
Realized gains (losses)	—
Ending Balance	$25,030	$145,884
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$(39)	$11,383

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Common Stock	$25,030	Market Transaction Method	Precedent Transaction	$ 378.16	Increase

Preferred Stocks	$145,884	Market Transaction Method	Precedent Transaction	$ 27.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	11.0%-27.0%/15.44%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-12.9x/6.6x	Increase
			Discount for Lack of Marketability	7.0%-20.0%/10.74%	Decrease

*          Amount is indicative of the weighted average.

**       Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Biotechnology	$3,513	$—	$—	$3,513
Diversified Consumer Services	3,865	—	—	3,865
Health Care Equipment & Supplies	18,452	—	—	18,452
Health Care Providers & Services	24,187	—	—	24,187
Health Care Technology	11,420	—	—	11,420
Information Technology Services	35,390	—	—	35,390
Insurance	3,737	—	—	3,737
Internet & Direct Marketing Retail	13,759	—	—	13,759
Life Sciences Tools & Services	10,911	—	—	10,911
Pharmaceuticals	3,428	—	—	3,428
Professional Services	3,591	—	—	3,591
Real Estate Management & Development	3,620	—	—	3,620
Software	53,082	3,841	—	56,923
Specialty Retail	9,268	—	—	9,268
Textiles, Apparel & Luxury Goods	—	3,249	—	3,249
Thrifts & Mortgage Finance	3,685	—	—	3,685
Trading Companies & Distributors	3,540	—	—	3,540
Total Common Stocks	205,448	7,090	—	212,538
Preferred Stocks
Health Care Technology	—	—	7,977	7,977
Software	—	—	2,843	2,843
Total Preferred Stocks	—	—	10,820	10,820
Call Options Purchased	—	95	—	95
Short-Term Investments
Investment Company	79,334	—	—	79,334
Repurchase Agreements	—	10,367	—	10,367
Total Short-Term Investments	79,334	10,367	—	89,701
Total Assets	$284,782	$17,552	$10,820	$313,154

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)
Beginning Balance	$11,150
Purchases	—
Sales
Amortization of discount	—
Transfers in	—
Transfers out
Corporate actions
Change in unrealized appreciation (depreciation)	(330)
Realized gains (losses)
Ending Balance	$10,820

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019	$(330)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**

Preferred Stocks	$10,820	Market Transaction Method	Precedent Transaction	$ 2.42	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-19.5%/17.03%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.50%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-14.0x/7.38x	Increase
			Discount for Lack of Marketability	20.00%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.30x	Increase

*                 Amount is indicative of the weighted average.

**          Represents the expected directonal change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Core
Assets:
Common Stocks
Aerospace & Defense	$317	$—	$—	$317
Banks	1,114	—	—	1,114
Beverages	408	—	—	408
Biotechnology	102	—	—	102
Building Products	254	—	—	254
Capital Markets	713	—	—	713
Chemicals	215	—	—	215
Electric Utilities	484	—	—	484
Electrical Equipment	102	—	—	102
Energy Equipment & Services	241	—	—	241
Equity Real Estate Investment Trusts (REITs)	549	—	—	549
Health Care Equipment & Supplies	662	—	—	662
Health Care Providers & Services	485	—	—	485
Health Care Technology	112	—	—	112
Hotels, Restaurants & Leisure	947	—	—	947
Household Durables	406	—	—	406
Information Technology Services	974	—	—	974
Interactive Media & Services	339	—	—	339
Media	77	—	—	77
Oil, Gas & Consumable Fuels	318	—	—	318
Personal Products	857	—	—	857
Software	1,799	—	—	1,799
Specialty Retail	307	—	—	307
Tech Hardware, Storage & Peripherals	688	—	—	688
Total Common Stocks	12,470	—	—	12,470
Short-Term Investment
Investment Company	146	—	—	146
Total Assets	$12,616	$—	$—	$12,616

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$40,233	$—	$—	$40,233
Data Centers	7,402	—	—	7,402
Diversified	12,469	—	—	12,469
Health Care	17,011	—	—	17,011
Industrial	15,265	—	534	15,799
Lodging/Resorts	26,009	—	—	26,009
Office	68,652	—	—	68,652
Regional Malls	39,034	—	—	39,034
Self Storage	13,294	—	—	13,294
Shopping Centers	15,283	—	—	15,283
Single Family Homes	9,787	—	—	9,787
Specialty	3,117	—	—	3,117
Total Common Stocks	267,556	—	534	268,090
Short-Term Investment
Investment Company	2,658	—	—	2,658
Total Assets	$270,214	$—	$534	$270,748

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$552
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(18)
Realized gains (losses)	—
Ending Balance	$534

Net change in unrealized depreciation from investments still held as of March 31, 2019	$(18)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at March 31, 2019 (000)	Valuation Technique	Unobservable Input

Common Stock	$534

Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date

			Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,907	$—	$8,907
Sovereign	—	27,037	—	27,037
Total Fixed Income Securities	—	35,944	—	35,944
Warrant	—	1	—	1
Short-Term Investments
Investment Company	5,311	—	—	5,311
Sovereign	—	1,175	—	1,175
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	5,311	1,205	—	6,516
Foreign Currency Forward Exchange Contracts	—	64	—	64
Total Assets	5,311	37,214	—	42,525
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(53)	—	(53)
Total	$5,311	$37,161	$	$42,472

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$119	$—	$—	$119
Air Freight & Logistics	88	—	—	88
Banks	—	50	—	50
Biotechnology	41	—	—	41
Commercial Services & Supplies	185	—	—	185
Communications Equipment	64	—	—	64
Consumer Finance	—	63	—	63
Diversified Financial Services	—	38	—	38
Electrical Equipment	—	67	—	67
Electronic Equipment, Instruments & Components	—	30	—	30
Entertainment	40	—	—	40
Food Products	—	37	—	37
Health Care Equipment & Supplies	11	39	—	50
Health Care Providers & Services	130	88	—	218
Household Durables	35	93	—	128
Information Technology Services	210	—	—	210
Insurance	30	—	—	30
Internet & Direct Marketing Retail	192	23	—	215
Life Sciences Tools & Services	—	39	—	39
Real Estate Management & Development	103	—	—	103
Road & Rail	73	—	—	73
Software	353	38	—	391
Specialty Retail	174	—	—	174
Total Common Stocks	1,848	605	—	2,453
Short-Term Investment
Investment Company	23	—	—	23
Total Assets	$1,871	$605	$—	$2,476

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.